UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period:            November 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2016

Allocation Funds

∎	Wells Fargo Growth Balanced Fund

∎	Wells Fargo Moderate Balanced Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https:/www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Allocation Funds for the six-month period that ended November 30, 2016. During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets. Late in the period, stocks moved higher and bond markets fell in reaction to global political events including the U.S. presidential election, efforts by the Organization of Petroleum Exporting Countries (OPEC) to increase oil prices, and interest-rate expectations.

The surprise Brexit vote rattled markets briefly before stocks rebounded.

Global investment markets trended lower at the end of June following the Brexit vote in the U.K. to leave the European Union (E.U.). The equity sell-off proved temporary. During July, better-than-expected corporate earnings, economic data, consumer confidence, and industrial output sent U.S. stocks higher.

Stocks drifted somewhat lower in the fall as the presidential campaign wore on toward the election. Following the November election, the S&P 500 Index1 reached several record all-time highs on its path to a 6.01% return for the six-month period that ended November 30, 2016. The Russell 2000® Index2 and S&P MidCap 400® Index3 delivered even more robust returns for the period at 15.37% and 9.93%, respectively.

International equity markets confronted challenging circumstances during the period.

During the period, political circumstances in countries outside of the U.S. challenged investor sentiment. In the U.K., a new prime minister took office following the Brexit vote and began setting the ground rules for the country’s exit from the E.U. In Brazil, the Senate removed the president from office, and the possibility of presidential impeachment due to a corruption scandal emerged in South Korea. The king of Thailand died. The French president lost a primary election and endorsed his rival. An attempted coup in Turkey, continued escalation of conflicts in Syria and Iraq, and North Korea’s testing of its nuclear weapons capabilities also caused uncertainty.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall. After generating concern early in 2016, China’s economic growth demonstrated strength. The prime minister’s re-election in Japan offered the potential for new economic stimulus. India appointed a new central bank governor who many expected would continue the outgoing governor’s policies, which were considered effective. OPEC members agreed to production cuts intended to support increased prices for oil, which could benefit commodities markets that are economically important to many international developed and emerging markets. Developed international markets as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)4 ended the period

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[3]	The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market; this index is used by more than 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400® Index. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

1.25% lower. Stocks in emerging markets delivered an 8.42% gain for the period as measured by the MSCI Emerging Markets Index (Net).5

Fixed-income markets were volatile before the U.S. election and declined post-election.

Global fixed-income markets were volatile during the period, particularly following the U.S. election. Investors appeared to be anticipating U.S. interest-rate increases and waiting for clarity from central bank policymakers outside of the U.S. When investors expect interest rates to rise, they often seek higher yields on their investments to compensate for inflation’s eroding effect on real returns, tending to favor equities and high-yield bonds, for example, over investment-grade bonds.

Also, currency values in several European and Asian countries fell relative to the U.S. dollar during the period, restraining investor interest in foreign bond markets. While the Bloomberg Barclays U.S. Aggregate Bond Index6 suffered a 0.92% loss during the period, the 4.97% loss for the Bloomberg Barclays Global Aggregate ex-U.S. Dollar Bond Index7 reflects the relatively more difficult conditions for bonds outside of the U.S.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Bloomberg Barclays Global Aggregate ex-U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex-U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC‡

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Phocas Financial Corporation‡

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Petros Bocray, CFA®, FRM

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	(2.74)	8.49	4.16	3.20	9.78	4.78	1.35	1.20
Class B (NVGRX)*	10-1-1998	(2.56)	8.67	4.23	2.44	8.95	4.23	2.10	1.95
Class C (WFGWX)	10-1-1998	1.41	8.96	4.00	2.41	8.96	4.00	2.10	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	3.47	10.05	5.04	1.27	0.95
Growth Balanced Blended Index[4]	–	–	–	–	5.28	9.42	5.76	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.17	2.43	4.27	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(3.66)	5.62	0.72	–	–
Russell 1000® Growth Index[7]	–	–	–	–	4.22	14.14	8.24	–	–
Russell 1000® Value Index[8]	–	–	–	–	12.02	14.69	5.70	–	–
Russell 2000® Index[9]	–	–	–	–	12.08	13.98	6.81	–	–
S&P 500 Index[10]	–	–	–	–	8.06	14.45	6.89	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2016[11]
Amazon.com Incorporated	1.20
Facebook Incorporated Class A	1.03
Microsoft Corporation	1.01
Alphabet Incorporated Class A	0.95
Apple Incorporated	0.85
Exxon Mobil Corporation	0.76
JPMorgan Chase & Company	0.75
Visa Incorporated Class A	0.66
Alphabet Incoporated Class C	0.65
Bank of America Corporation	0.57

Current target allocation as of November 30, 2016[12]

Neutral target allocation

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

‡	Effective February 1, 2017, Analytic Investors, LLC replaced Phocas Financial Corporation as a subadviser.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Blended Index is weighted 35% in the Bloomberg Barclays U.S. Aggregate Bond Index, 9.75% in the MSCI EAFE Index (Net), 16.25% in the Russell 1000® Growth Index, 16.25% in the Russell 1000® Value Index, 6.50% in the Russell 2000® Index and 16.25% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

This page is intentionally left blank.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC‡

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Phocas Financial Corporation‡

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Petros Bocray, CFA®, FRM

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	(2.97)	5.87	3.78	2.95	7.13	4.39	1.32	1.15
Class B (WMOBX)*	1-30-2004	(2.84)	6.01	3.84	2.16	6.32	3.84	2.07	1.90
Class C (WFBCX)	1-30-2004	1.15	6.33	3.60	2.15	6.33	3.60	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	3.19	7.38	4.64	1.24	0.90
Moderate Balanced Blended Index[4]	–	–	–	–	3.93	6.42	4.89	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.17	2.43	4.27	–	–
Bloomberg Barclays U.S. Short Treasury 9-12 Months Index[6]	–	–	–	–	0.74	0.32	1.42	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(3.66)	5.62	0.72	–	–
Russell 1000® Growth Index[8]	–	–	–	–	4.22	14.14	8.24	–	–
Russell 1000® Value Index[9]	–	–	–	–	12.02	14.69	5.70	–	–
Russell 2000® Index[10]	–	–	–	–	12.08	13.98	6.81	–	–
S&P 500 Index[11]	–	–	–	–	8.06	14.45	6.89	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 10.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	9

Wells Fargo Moderate Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2016[12]
U.S. Treasury Bond, 0.75%, 9-30-2018	0.75
Amazon.com Incorporated	0.74
FHLMC Series T-58 Class 4A, 7.5%, 9-25-2043	0.68
Facebook Incorporated Class A	0.64
Microsoft Corporation	0.62
Alphabet Incorporated Class A	0.59
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.54
Apple Incorporated	0.53
FNMA, 3.50%, 9-1-2032	0.47
Exxon Mobil Corporation	0.47

Current target allocation as of November 30, 2016[13]

Neutral target allocation

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 10.

10	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

‡	Effective February 1, 2017, Analytic Investors, LLC replaced Phocas Financial Corporation as a subadviser.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.47% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Blended Index is weighted 45% in the Bloomberg Barclays U.S. Aggregate Bond Index, 15% in the Bloomberg Barclays U.S. Short Treasury 9-12 Months Index, 6% in the MSCI EAFE Index (Net), 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 4% in the Russell 2000® Index and 10% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Short Treasury 9–12 Months Index (formerly known as Barclays U.S. Short Treasury 9–12 Months Index) is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[13]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

Fund expenses (unaudited)	Wells Fargo Allocation Funds	11

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Growth Balanced Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.76	$6.08	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$1,023.80	$9.87	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$1,023.84	$9.87	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$1,028.79	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,016.88	$5.80	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,013.20	$9.56	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,013.15	$9.56	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$1,018.06	$4.54	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

12	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo C&B Large Cap Value Portfolio				$13,108,968
Wells Fargo Core Bond Portfolio				15,976,020
Wells Fargo Diversified Large Cap Growth Portfolio				38,057,281
Wells Fargo Emerging Growth Portfolio				3,879,679
Wells Fargo Index Portfolio				38,974,062
Wells Fargo International Growth Portfolio				10,789,023
Wells Fargo International Value Portfolio				11,323,065
Wells Fargo Large Company Value Portfolio				26,340,516
Wells Fargo Managed Fixed Income Portfolio				56,002,123
Wells Fargo Real Return Portfolio				8,057,134
Wells Fargo Small Company Growth Portfolio				3,906,658
Wells Fargo Small Company Value Portfolio				8,037,362

Total Investment Companies (Cost $209,305,894)				234,451,891

	Yield	Maturity date	Principal

Short-Term Investments: 0.09%

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$104,000	104,000
U.S. Treasury Bill #(z)	0.34	12-29-2016	104,000	103,971

Total Short-Term Investments (Cost $207,971)				207,971

Total investments in securities (Cost $209,513,865) *	99.99%	234,659,862
Other assets and liabilities, net	0.01	14,328

Total net assets	100.00%	$234,674,190

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $210,486,901and unrealized gains (losses) consists of:

Gross unrealized gains	$24,172,961
Gross unrealized losses	0

Net unrealized gains	$24,172,961

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	13

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.88%

Affiliated Master Portfolios: 99.88%
Wells Fargo C&B Large Cap Value Portfolio				$6,469,695
Wells Fargo Core Bond Portfolio				16,493,252
Wells Fargo Diversified Large Cap Growth Portfolio				18,645,994
Wells Fargo Emerging Growth Portfolio				1,941,068
Wells Fargo Index Portfolio				19,174,378
Wells Fargo International Growth Portfolio				5,369,360
Wells Fargo International Value Portfolio				5,588,877
Wells Fargo Large Company Value Portfolio				12,950,036
Wells Fargo Managed Fixed Income Portfolio				57,779,470
Wells Fargo Real Return Portfolio				8,294,425
Wells Fargo Small Company Growth Portfolio				1,942,066
Wells Fargo Small Company Value Portfolio				3,973,332
Wells Fargo Stable Income Portfolio				27,799,995

Total Investment Companies (Cost $176,307,213)				186,421,948

	Yield	Maturity date	Principal

Short-Term Investments: 0.09%

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$83,000	83,000
U.S. Treasury Bill #(z)	0.34	12-29-2016	83,000	82,977

Total Short-Term Investments (Cost $165,977)				165,977

Total investments in securities (Cost $176,473,190) *	99.97%	186,587,925
Other assets and liabilities, net	0.03	52,222

Total net assets	100.00%	$186,640,147

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $175,642,936 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,944,989
Gross unrealized losses	0

Net unrealized gains	$10,944,989

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$234,451,891	$186,421,948
In unaffiliated securities, at value (see cost below)	207,971	165,977

Total investments, at value (see cost below)	234,659,862	186,587,925
Receivable for Fund shares sold	235,993	294,906
Receivable for daily variation margin on open futures contracts	40,375	32,063
Receivable from manager	0	553
Prepaid expenses and other assets	50,268	30,598

Total assets	234,986,498	186,946,045

Liabilities
Payable for investments purchased	103,971	82,977
Payable for Fund shares redeemed	76,940	123,824
Management fee payable	6,098	0
Distribution fees payable	9,799	8,266
Administration fees payable	30,218	23,167
Shareholder report expenses payable	22,088	15,519
Shareholder servicing fees payable	48,189	38,026
Accrued expenses and other liabilities	15,005	14,119

Total liabilities	312,308	305,898

Total net assets	$234,674,190	$186,640,147

NET ASSETS CONSIST OF
Paid-in capital	$338,304,836	$169,454,530
Undistributed net investment income	4,165,190	2,350,731
Accumulated net realized gains (losses) on investments	(132,956,104)	4,708,818
Net unrealized gains on investments	25,160,268	10,126,068

Total net assets	$234,674,190	$186,640,147

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$62,866,456	$36,348,880
Shares outstanding – Class A1	1,529,681	1,588,027
Net asset value per share – Class A	$41.10	$22.89
Maximum offering price per share – Class A2	$43.61	$24.29
Net assets – Class B	$145,853	$88,295
Shares outstanding – Class B1	3,989	3,821
Net asset value per share – Class B	$36.56	$23.11
Net assets – Class C	$15,738,926	$13,436,513
Shares outstanding – Class C1	441,447	601,409
Net asset value per share – Class C	$35.65	$22.34
Net assets – Administrator Class	$155,922,955	$136,766,459
Shares outstanding – Administrator Class[1]	4,235,567	5,917,491
Net asset value per share – Administrator Class	$36.81	$23.11

Investments in affiliated Master Portfolios, at cost	$209,305,894	$176,307,213

Investments in unaffiliated securities, at cost	$207,971	$165,977

Total investments, at cost	$209,513,865	$176,473,190

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	15

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,451,115	$711,639
Interest allocated from affiliated Master Portfolios**	1,330,075	1,594,977
Securities lending income allocated from affiliated Master Portfolios	35,741	19,562
Interest	220	176
Expenses allocated from affiliated Master Portfolios	(724,766)	(552,252)
Waivers allocated from affiliated Master Portfolios	69,403	85,184

Total investment income	2,161,788	1,859,286

Expenses
Management fee	383,283	299,822
Administration fees
Class A	68,324	38,460
Class B	173	120
Class C	16,964	13,966
Administrator Class	113,185	97,394
Shareholder servicing fees
Class A	81,338	45,786
Class B	206	143
Class C	20,195	16,626
Administrator Class	217,664	187,051
Distribution fees
Class B	619	430
Class C	60,585	49,878
Custody and accounting fees	5,530	4,663
Professional fees	13,566	15,681
Registration fees	33,597	30,753
Shareholder report expenses	34,377	30,442
Trustees’ fees and expenses	8,727	11,194
Other fees and expenses	5,047	4,901

Total expenses	1,063,380	847,310
Less: Fee waivers and/or expense reimbursements	(342,070)	(302,049)

Net expenses	721,310	545,261

Net investment income	1,440,478	1,314,025

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	5,967,198	3,060,537
Futures transactions	443,163	339,882

Net realized gains on investments	6,410,361	3,400,419

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	(922,550)	(1,110,589)
Futures transactions	44,546	34,670

Net change in unrealized gains (losses) on investments	(878,004)	(1,075,919)

Net realized and unrealized gains (losses) on investments	5,532,357	2,324,500

Net increase in net assets resulting from operations	$6,972,835	$3,638,525

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$40,291	$19,798
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$124	$121

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,440,478		$3,105,608
Net realized gains on investments		6,410,361		5,629,076
Net change in unrealized gains (losses) on investments		(878,004)		(11,392,210)

Net increase (decrease) in net assets resulting from operations		6,972,835		(2,657,526)

Distributions to shareholders from
Net investment income
Class A		0		(542,593)
Class C		0		(61,467)
Administrator Class		0		(2,115,400)

Total distributions to shareholders		0		(2,719,460)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	70,252	2,856,259	302,429	11,925,156
Class B	238	8,516	6,666	229,343
Class C	9,879	349,079	129,397	4,455,113
Administrator Class	271,750	9,869,214	668,947	23,470,005

		13,083,068		40,079,617

Reinvestment of distributions
Class A	0	0	13,763	533,044
Class C	0	0	1,662	56,244
Administrator Class	0	0	60,923	2,108,567

		0		2,697,855

Payment for shares redeemed
Class A	(187,541)	(7,620,723)	(243,456)	(9,569,788)
Class B	(935)	(34,184)	(6,490)	(227,822)
Class C	(34,326)	(1,218,072)	(67,904)	(2,314,573)
Administrator Class	(947,545)	(34,482,046)	(809,000)	(28,424,055)

		(43,355,025)		(40,536,238)

Net increase (decrease) in net assets resulting from capital share transactions		(30,271,957)		2,241,234

Total decrease in net assets		(23,299,122)		(3,135,752)

Net assets
Beginning of period		257,973,312		261,109,064

End of period		$234,674,190		$257,973,312

Undistributed net investment income		$4,165,190		$2,724,712

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	17

	Moderate Balanced Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,314,025		$2,606,971
Net realized gains on investments		3,400,419		3,030,846
Net change in unrealized gains (losses) on investments		(1,075,919)		(4,259,791)

Net increase in net assets resulting from operations		3,638,525		1,378,026

Distributions to shareholders from
Net investment income
Class A		0		(297,818)
Class B		0		(182)
Class C		0		(67,037)
Administrator Class		0		(2,056,183)
Net realized gains
Class A		0		(935,192)
Class B		0		(5,343)
Class C		0		(325,466)
Administrator Class		0		(5,453,616)

Total distributions to shareholders		0		(9,140,837)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	262,991	6,006,745	1,014,195	22,691,852
Class B	0	0	5,573	125,768
Class C	98,724	2,209,474	408,018	8,992,522
Administrator Class	533,850	12,307,924	1,214,117	27,655,326

		20,524,143		59,465,468

Reinvestment of distributions
Class A	0	0	53,460	1,186,272
Class B	0	0	203	4,571
Class C	0	0	15,738	342,627
Administrator Class	0	0	327,107	7,317,656

		0		8,851,126

Payment for shares redeemed
Class A	(274,085)	(6,277,612)	(350,307)	(7,888,089)
Class B	(2,873)	(66,881)	(7,820)	(179,801)
Class C	(64,197)	(1,434,845)	(117,584)	(2,583,589)
Administrator Class	(1,529,240)	(35,305,251)	(1,089,111)	(24,830,085)

		(43,084,589)		(35,481,564)

Net increase (decrease) in net assets resulting from capital share transactions		(22,560,446)		32,835,030

Total increase (decrease) in net assets		(18,921,921)		25,072,219

Net assets
Beginning of period		205,562,068		180,489,849

End of period		$186,640,147		$205,562,068

Undistributed net investment income		$2,350,731		$1,036,706

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$39.99	0.18	[4]	0.93	0.00	$41.10
Year ended May 31, 2016	$40.80	0.46		(0.94)	(0.33)	$39.99
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	$27.77
Class B
Six months ended November 30, 2016 (unaudited)	$35.71	0.05	[4]	0.80	0.00	$36.56
Year ended May 31, 2016	$36.39	0.13	[4]	(0.81)	0.00	$35.71
Year ended May 31, 2015	$33.97	0.06	[4]	2.36	0.00	$36.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	$24.80
Class C
Six months ended November 30, 2016 (unaudited)	$34.82	0.05	[4]	0.78	0.00	$35.65
Year ended May 31, 2016	$35.63	0.12	[4]	(0.79)	(0.14)	$34.82
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	$24.52
Administrator Class
Six months ended November 30, 2016 (unaudited)	$35.78	0.41		0.62	0.00	$36.81
Year ended May 31, 2016	$36.54	0.49		(0.82)	(0.43)	$35.78
Year ended May 31, 2015	$33.98	0.45		2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	$24.93

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six month ended November 30, 2016 (unaudited)	Year ended May 31
		2016	2015	2014	2013	2012
Class A	0.51%	0.51%	0.51%	0.51%	0.50%	0.49%
Class B	0.50	0.50	0.51	0.51	0.50	0.49
Class C	0.51	0.50	0.51	0.51	0.50	0.49
Administrator Class	0.51	0.50	0.51	0.51	0.50	0.49

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.01%	1.35%	1.20%	2.78%	40%	$62,866
1.10%	1.35%	1.20%	(1.14)%	79%	$65,866
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403

0.26%	2.09%	1.95%	2.38%	40%	$146
0.36%	2.09%	1.95%	(1.87)%	79%	$167
0.18%	2.14%	1.95%	7.12%	75%	$164
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704

0.26%	2.10%	1.95%	2.38%	40%	$15,739
0.36%	2.10%	1.95%	(1.88)%	79%	$16,225
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656

1.25%	1.27%	0.95%	2.88%	40%	$155,923
1.35%	1.27%	0.95%	(0.86)%	79%	$175,715
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$22.51	0.13		0.25	0.00	0.00	$22.89
Year ended May 31, 2016	$23.57	0.28	[4]	(0.23)	(0.26)	(0.85)	$22.51
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Class B
Six months ended November 30, 2016 (unaudited)	$22.81	0.05	[4]	0.25	0.00	0.00	$23.11
Year ended May 31, 2016	$23.81	0.11	[4]	(0.23)	(0.03)	(0.85)	$22.81
Year ended May 31, 2015	$23.16	0.09	[4]	1.07	0.00	(0.51)	$23.81
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Class C
Six months ended November 30, 2016 (unaudited)	$22.05	0.05	[4]	0.24	0.00	0.00	$22.34
Year ended May 31, 2016	$23.18	0.11	[4]	(0.23)	(0.16)	(0.85)	$22.05
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Administrator Class
Six months ended November 30, 2016 (unaudited)	$22.70	0.22		0.19	0.00	0.00	$23.11
Year ended May 31, 2016	$23.75	0.32		(0.21)	(0.31)	(0.85)	$22.70
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six month ended November 30, 2016 (unaudited)	Year ended May 31
		2016	2015	2014	2013	2012
Class A	0.47%	0.47%	0.47%	0.46%	0.46%	0.45%
Class B	0.46	0.46	0.47	0.46	0.46	0.45
Class C	0.47	0.47	0.47	0.46	0.46	0.45
Administrator Class	0.47	0.47	0.47	0.46	0.46	0.45

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	21

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.18%	1.33%	1.15%	1.69%	43%	$36,349
1.26%	1.32%	1.15%	0.34%	87%	$35,993
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935

0.42%	2.06%	1.90%	1.32%	43%	$88
0.48%	2.06%	1.90%	(0.43)%	87%	$153
0.38%	2.10%	1.90%	5.07%	84%	$208
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807

0.43%	2.08%	1.90%	1.32%	43%	$13,437
0.51%	2.07%	1.90%	(0.44)%	87%	$12,501
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319

1.43%	1.24%	0.90%	1.81%	43%	$136,766
1.48%	1.23%	0.90%	0.59%	87%	$156,915
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Core Bond Portfolio	0	*	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	36		18
Wells Fargo Emerging Growth Portfolio	0	*	0	*
Wells Fargo Index Portfolio	2		1
Wells Fargo International Growth Portfolio	8		4
Wells Fargo International Value Portfolio	2		1
Wells Fargo Large Company Value Portfolio	35		17
Wells Fargo Managed Fixed Income Portfolio	49		51
Wells Fargo Real Return Portfolio	11		11
Wells Fargo Small Company Growth Portfolio	0	*	0	*
Wells Fargo Small Company Value Portfolio	4		2
Wells Fargo Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	23

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

24	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2016, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $137,481,627 with $54,903,400 expiring in 2017 and $82,578,227 expiring in 2018.

As of May 31, 2016, Growth Balanced Fund had current year deferred post-October capital losses of $1,137,602, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2016:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$207,971	$0	$0	$207,971
Investments measured at net asset value*				234,451,891
	207,971	0	0	234,659,862
Futures contracts	40,375	0	0	40,375
Total assets	$248,346	$0	$0	$234,700,237

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $234,451,891. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	25

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$165,977	$0	$0	$165,977
Investments measured at net asset value*				186,421,948
	165,977	0	0	186,587,925
Futures contracts	32,063	0	0	32,063
Total assets	$198,040	$0	$0	$186,619,988

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $186,421,948. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase. For the six months ended November 30, 2016, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

26	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2016, Funds Distributor received the following amounts in front-end sales charges.

Class A
Growth Balanced Fund	$5,693
Moderate Balanced Fund	3,747

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	27

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$43,170,349	$61,338,206	$39,867,246	$67,135,999
Moderate Balanced Fund	47,211,185	42,001,414	45,858,380	42,691,597

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2016, the Funds had short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains
Growth Balanced Fund	3-22-2017	Goldman Sachs	68 Short	10-Year U.S. Treasury Notes	$8,467,063	$14,271
Moderate Balanced Fund	3-22-2017	Goldman Sachs	54 Short	10-Year U.S. Treasury Notes	6,723,844	11,333

The Funds had an average notional amounts in futures contracts during the six months ended November 30, 2016 as follows:

Short contracts
Growth Balanced Fund	$2,393,813
Moderate Balanced Fund	2,930,912

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows for Growth Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$40,375	*	Payable for daily variation margin on open futures contracts	$0	*

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$281,950	$44,546
Equity risk	161,213	0
	$443,163	$44,546

28	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

The fair value of derivative instruments as of November 30, 2016 was as follows for Moderate Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$32,063	*	Payable for daily variation margin on open futures contracts	$0	*

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$212,609	$34,670
Equity risk	127,273	0
	$339,882	$34,670

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allow the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$40,375	$0	$0	$40,375
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	32,063	0	0	32,063

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the sixth months ended November 30, 2016, there were no borrowings by Funds under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	29

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

10. SUBSEQUENT DISTRIBUTIONS

On December 16, 2016, Funds declared distributions from net investment income gains to shareholders of record on December 15, 2016. The per share amounts payable on December 19, 2016 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.42382	$0.29254
Class C	0.18603	0.13777
Administrator Class	0.52814	0.34776

On December 7, 2016, Moderate Balanced Funds declared distributions from capital gains to shareholders of record on December 6, 2016. The per share amounts payable on December 8, 2016 were as follows:

	Short term capital gains	Long term capital gains
Class A	$0.07504	$0.29175
Class C	0.07504	0.29175
Administrator Class	0.07504	0.29175

30	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.20%

Consumer Discretionary: 13.25%

Hotels, Restaurants & Leisure: 3.14%
Brinker International Incorporated «	86,707	$4,605,009
Carnival Corporation	119,800	6,158,918

		10,763,927

Household Durables: 1.56%
Whirlpool Corporation	32,900	5,344,276

Media: 5.50%
Omnicom Group Incorporated	113,146	9,836,913
Twenty-First Century Fox Incorporated Class A	321,351	9,033,177

		18,870,090

Specialty Retail: 0.39%
Tiffany & Company	16,480	1,359,270

Textiles, Apparel & Luxury Goods: 2.66%
Gildan Activewear Incorporated	335,432	9,120,396

Consumer Staples: 5.55%

Beverages: 1.81%
Diageo plc ADR «	61,320	6,208,037

Personal Products: 2.32%
Unilever NV ADR	199,349	7,940,071

Tobacco: 1.42%
Philip Morris International	55,300	4,881,884

Energy: 5.60%

Oil, Gas & Consumable Fuels: 5.60%
Chevron Corporation	34,400	3,837,664
Exxon Mobil Corporation	90,400	7,891,920
World Fuel Services Corporation	168,323	7,483,641

		19,213,225

Financials: 25.42%

Banks: 7.92%
Bank of America Corporation	359,850	7,600,032
JPMorgan Chase & Company	136,700	10,959,239
PNC Financial Services Group Incorporated	78,000	8,622,120

		27,181,391

Capital Markets: 2.85%
State Street Corporation	124,200	9,786,960

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	31

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.13%
American Express Company	101,200	$7,290,448

Diversified Financial Services: 2.41%
Berkshire Hathaway Incorporated Class B †	52,440	8,256,154

Insurance: 10.11%
Chubb Limited	54,900	7,027,200
FNF Group	263,600	8,419,384
RenaissanceRe Holdings Limited	79,290	10,352,102
The Progressive Corporation	266,100	8,861,130

		34,659,816

Health Care: 14.15%

Health Care Equipment & Supplies: 4.02%
Abbott Laboratories	234,200	8,915,994
Becton Dickinson & Company	28,800	4,870,080

		13,786,074

Health Care Providers & Services: 7.39%
Cardinal Health Incorporated	94,440	6,706,184
Laboratory Corporation of America Holdings †	85,650	10,779,053
UnitedHealth Group Incorporated	49,615	7,855,047

		25,340,284

Pharmaceuticals: 2.74%
Allergan plc	18,100	3,516,830
Johnson & Johnson	53,015	5,900,570

		9,417,400

Industrials: 17.04%

Aerospace & Defense: 2.17%
Rockwell Collins Incorporated	80,367	7,451,628

Air Freight & Logistics: 2.08%
United Parcel Service Incorporated Class B	61,500	7,129,080

Electrical Equipment: 4.03%
AMETEK Incorporated	107,900	5,109,065
Eaton Corporation plc	131,200	8,726,112

		13,835,177

Industrial Conglomerates: 1.28%
3M Company	25,600	4,396,544

Machinery: 4.44%
Donaldson Company Incorporated	181,000	7,341,360
Parker-Hannifin Corporation	56,771	7,887,195

		15,228,555

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 3.04%
AerCap Holdings NV †		243,100	$10,416,835

Information Technology: 8.91%

Electronic Equipment, Instruments & Components: 1.00%
TE Connectivity Limited		50,500	3,415,820

IT Services: 5.73%
Alliance Data Systems Corporation		34,988	8,004,555
Cognizant Technology Solutions Corporation Class A †		134,800	7,424,784
The Western Union Company		199,900	4,203,897

			19,633,236

Semiconductors & Semiconductor Equipment: 2.18%
Linear Technology Corporation		119,800	7,491,094

Materials: 5.67%

Chemicals: 2.14%
Axalta Coating Systems Limited †		278,550	7,359,291

Containers & Packaging: 3.53%
Ball Corporation		67,800	5,089,069
Crown Holdings Incorporated †		128,900	7,010,871

			12,099,940

Real Estate: 1.61%

Real Estate Management & Development: 1.61%
CBRE Group Incorporated Class A †		189,600	5,505,981

Total Common Stocks (Cost $252,599,693)			333,382,884

	Yield

Short-Term Investments: 5.28%

Investment Companies: 5.28%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	6,884,213	6,884,901
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	11,232,148	11,232,148

Total Short-Term Investments (Cost $18,117,000)			18,117,049

Total investments in securities (Cost $270,716,693) *	102.48%	351,499,933
Other assets and liabilities, net	(2.48)	(8,502,706)

Total net assets	100.00%	$342,997,227

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $271,791,273 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,237,521
Gross unrealized losses	(2,528,861)

Net unrealized gains	$79,708,660

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.53%

Consumer Discretionary: 20.20%

Auto Components: 0.03%
Delphi Automotive plc	570	$36,480

Distributors: 0.19%
LKQ Corporation †	6,270	205,844

Hotels, Restaurants & Leisure: 2.88%
Marriott International Incorporated Class A	2,930	230,825
Starbucks Corporation	35,748	2,072,312
Yum China Holdings Incorporated †	220	6,186
Yum! Brands Incorporated	11,620	736,592

		3,045,915

Internet & Direct Marketing Retail: 6.19%
Amazon.com Incorporated †	7,980	5,989,549
The Priceline Group Incorporated †	380	571,398

		6,560,947

Media: 1.00%
Charter Communications Incorporated Class A †	3,500	963,585
The Walt Disney Company	940	93,173

		1,056,758

Multiline Retail: 2.30%
Dollar Tree Incorporated †	27,590	2,432,334

Specialty Retail: 6.09%
Burlington Stores Incorporated †	2,560	225,075
O’Reilly Automotive Incorporated †	7,210	1,979,145
The Home Depot Incorporated	20,440	2,644,936
The TJX Companies Incorporated	11,140	872,708
Tractor Supply Company	6,730	505,221
ULTA Salon Cosmetics & Fragrance Incorporated †	880	228,360

		6,455,445

Textiles, Apparel & Luxury Goods: 1.52%
Nike Incorporated Class B	12,510	626,376
Under Armour Incorporated Class A «	10,670	328,636
Under Armour Incorporated Class C †	3,215	82,883
VF Corporation	10,480	571,265

		1,609,160

Consumer Staples: 5.26%

Beverages: 2.39%
Constellation Brands Incorporated Class A	7,900	1,194,006
Monster Beverage Corporation †	18,360	821,610
The Coca-Cola Company	12,640	510,024

		2,525,640

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Food & Staples Retailing: 0.95%
Costco Wholesale Corporation	6,730	$1,010,240

Household Products: 0.50%
Colgate-Palmolive Company	8,150	531,625

Personal Products: 0.95%
The Estee Lauder Companies Incorporated Class A	12,930	1,004,661

Tobacco: 0.47%
Reynolds American Incorporated	9,250	500,425

Energy: 1.68%

Energy Equipment & Services: 0.38%
Schlumberger Limited	4,850	407,643

Oil, Gas & Consumable Fuels: 1.30%
Concho Resources Incorporated †	8,620	1,232,832
EOG Resources Incorporated	1,210	124,049
Extraction Oil & Gas Incorporated †	753	17,718

		1,374,599

Financials: 2.17%

Capital Markets: 2.17%
Goldman Sachs Group Incorporated	660	144,731
Intercontinental Exchange Incorporated	16,200	897,480
S&P Global Incorporated	4,810	572,342
TD Ameritrade Holding Corporation	4,220	173,062
The Charles Schwab Corporation	13,160	508,766

		2,296,381

Health Care: 12.84%

Biotechnology: 6.97%
Alexion Pharmaceuticals Incorporated †	3,740	458,487
Amgen Incorporated	2,500	360,175
Biogen Incorporated †	700	205,849
BioMarin Pharmaceutical Incorporated †	12,020	1,029,273
Celgene Corporation †	25,510	3,023,190
Incyte Corporation	5,570	569,755
Regeneron Pharmaceuticals Incorporated †	2,950	1,118,758
Tesaro Incorporated «†	1,180	160,114
Vertex Pharmaceuticals Incorporated †	5,610	457,832

		7,383,433

Health Care Equipment & Supplies: 2.41%
Baxter International Incorporated	13,380	593,671
Boston Scientific Corporation †	26,200	536,052
Danaher Corporation	7,650	598,001
Edwards Lifesciences Corporation †	1,530	126,761
Intuitive Surgical Incorporated †	1,090	701,677

		2,556,162

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 2.24%
Acadia Healthcare Company Incorporated «†	23,230	$882,972
UnitedHealth Group Incorporated	8,460	1,339,387
VCA Incorporated †	2,430	152,118

		2,374,477

Pharmaceuticals: 1.22%
Eli Lilly & Company	3,070	206,058
Zoetis Incorporated	21,522	1,084,278

		1,290,336

Industrials: 9.54%

Aerospace & Defense: 0.66%
The Boeing Company	4,610	694,082

Air Freight & Logistics: 0.90%
FedEx Corporation	2,900	555,843
United Parcel Service Incorporated Class B	3,440	398,765

		954,608

Airlines: 0.11%
Southwest Airlines Company	2,443	113,868

Building Products: 0.70%
Johnson Controls International plc	16,538	743,879

Commercial Services & Supplies: 2.11%
KAR Auction Services Incorporated	18,011	759,344
Waste Connections Incorporated	19,303	1,475,521

		2,234,865

Electrical Equipment: 0.73%
Acuity Brands Incorporated	1,760	442,482
Rockwell Automation Incorporated	2,500	334,275

		776,757

Industrial Conglomerates: 0.81%
3M Company	3,480	597,655
Honeywell International Incorporated	2,290	260,923

		858,578

Machinery: 0.35%
Fortive Corporation	6,805	374,207

Road & Rail: 3.17%
Kansas City Southern	10,610	941,213
Norfolk Southern Corporation	5,470	582,336
Union Pacific Corporation	18,090	1,833,060

		3,356,609

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Information Technology: 43.41%

Communications Equipment: 1.01%
Harris Corporation	7,180	$743,561
Palo Alto Networks Incorporated †	2,470	331,894

		1,075,455

Internet Software & Services: 13.69%
Alphabet Incorporated Class A †	6,574	5,100,635
Alphabet Incorporated Class C †	2,764	2,095,223
CoStar Group Incorporated †	1,340	256,087
eBay Incorporated †	31,680	881,021
Facebook Incorporated Class A †	45,210	5,353,768
MercadoLibre Incorporated	890	140,460
Tencent Holdings Limited ADR	27,150	677,121

		14,504,315

IT Services: 9.63%
Accenture plc Class A	7,300	871,839
Fidelity National Information Services Incorporated	14,360	1,108,448
FleetCor Technologies Incorporated †	5,120	764,621
Global Payments Incorporated	770	52,784
MasterCard Incorporated Class A	19,490	1,991,878
PayPal Holdings Incorporated †	46,750	1,836,340
Visa Incorporated Class A	46,290	3,579,143

		10,205,053

Semiconductors & Semiconductor Equipment: 6.08%
Broadcom Limited	12,271	2,092,083
Microchip Technology Incorporated	32,239	2,133,577
NXP Semiconductors NV †	1,940	192,351
QUALCOMM Incorporated	6,630	451,702
Texas Instruments Incorporated	21,260	1,571,752

		6,441,465

Software: 11.39%
Activision Blizzard Incorporated	3,270	119,715
Adobe Systems Incorporated †	16,950	1,742,630
Electronic Arts Incorporated †	10,430	826,473
Microsoft Corporation	68,840	4,148,298
Red Hat Incorporated †	3,840	303,782
Salesforce.com Incorporated †	19,884	1,431,648
ServiceNow Incorporated †	11,610	965,372
Splunk Incorporated †	20,758	1,196,076
Symantec Corporation	26,360	642,920
Ultimate Software Group Incorporated †	3,376	691,844

		12,068,758

Technology Hardware, Storage & Peripherals: 1.61%
Apple Incorporated	15,447	1,707,202

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	37

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Materials: 3.13%

Chemicals: 3.13%
Ecolab Incorporated		12,300	$1,435,779
Praxair Incorporated		11,000	1,323,300
The Sherwin-Williams Company		2,100	564,204

			3,323,283

Real Estate: 0.30%

Equity REITs: 0.30%
American Tower Corporation		3,080	314,992

Total Common Stocks (Cost $71,168,423)			104,406,481

	Yield
Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	1,030,133	1,030,236
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,480,422	1,480,422

Total Short-Term Investments (Cost $2,510,604)			2,510,658

Total investments in securities (Cost $73,679,027) *	100.90%	106,917,139
Other assets and liabilities, net	(0.90)	(954,171)

Total net assets	100.00%	$105,962,968

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,569,746 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,231,628
Gross unrealized losses	(884,235)

Net unrealized gains	$33,347,393

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.34%

Consumer Discretionary: 12.14%

Auto Components: 1.38%
Cooper-Standard Holdings Incorporated †	34,100	$3,250,412
Drew Industries Incorporated	46,300	4,866,130
Motorcar Parts of America Incorporated †	122,391	2,993,684

		11,110,226

Diversified Consumer Services: 1.35%
Grand Canyon Education Incorporated †	190,420	10,872,982

Hotels, Restaurants & Leisure: 2.85%
Planet Fitness Incorporated Class A «	344,231	6,977,562
The Habit Restaurants Incorporated Class A «†	483,908	8,129,654
Wingstop Incorporated «	255,778	7,849,827

		22,957,043

Household Durables: 0.30%
Universal Electronics Incorporated †	36,000	2,424,600

Leisure Products: 1.16%
MCBC Holdings Incorporated	289,912	3,896,417
Nautilus Group Incorporated †	315,800	5,431,760

		9,328,177

Media: 1.36%
IMAX Corporation †	343,040	10,960,128

Multiline Retail: 0.86%
Ollie’s Bargain Outlet Holdings Incorporated «†	231,900	6,968,595

Specialty Retail: 2.88%
Camping World Holdings Incorporated	113,700	3,172,230
Five Below Incorporated †	98,207	3,865,428
Lithia Motors Incorporated Class A	121,720	11,186,068
Sportsman’s Warehouse Holdings Incorporated †	555,463	4,999,167

		23,222,893

Energy: 3.62%

Oil, Gas & Consumable Fuels: 3.62%
Extraction Oil & Gas Incorporated	58,588	1,378,576
Matador Resources Company †	157,236	4,188,767
PDC Energy Incorporated †	135,190	10,064,896
RSP Permian Incorporated †	302,358	13,500,285

		29,132,524

Financials: 6.25%

Capital Markets: 4.20%
Financial Engines Incorporated «	280,920	9,790,062
MarketAxess Holdings Incorporated	145,041	24,043,447

		33,833,509

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	39

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Insurance: 0.29%
Kinsale Capital Group Incorporated	80,948	$2,307,827

Thrifts & Mortgage Finance: 1.76%
LendingTree Incorporated †	135,512	14,201,658

Health Care: 28.71%

Biotechnology: 6.13%
Alder Biopharmaceuticals Incorporated «†	147,900	3,483,045
Ligand Pharmaceuticals Incorporated «†	178,380	18,622,872
Radius Health Incorporated «†	126,105	6,711,308
Repligen Corporation †	306,850	9,880,570
Spark Therapeutics Incorporated «†	85,300	4,692,353
Ultragenyx Pharmaceutical Incorporated †	76,734	6,007,505

		49,397,653

Health Care Equipment & Supplies: 15.48%
Abiomed Incorporated †	34,330	3,853,199
Cerus Corporation «†	926,118	4,834,336
Cynosure Incorporated Class A †	277,698	12,593,604
Entellus Medical Incorporated «†	188,772	3,479,068
Glaukos Corporation †	366,672	11,443,833
Inogen Incorporated †	136,170	8,773,433
Integra LifeSciences Holdings Corporation †	138,000	11,150,400
iRhythm Technologies Incorporated †	102,332	3,121,126
Natus Medical Incorporated †	241,090	9,607,437
Nevro Corporation «†	166,165	12,633,525
NxStage Medical Incorporated †	567,050	14,017,476
The Spectranetics Corporation †	704,469	15,392,640
Zeltiq Aesthetics Incorporated «†	314,060	13,821,781

		124,721,858

Health Care Providers & Services: 4.22%
Acadia Healthcare Company Incorporated †	349,530	13,285,635
HealthEquity Incorporated †	367,842	16,380,004
Surgery Partners Incorporated †	154,100	2,272,975
Teladoc Incorporated «†	112,059	2,056,283

		33,994,897

Life Sciences Tools & Services: 2.26%
ICON plc ADR †	88,140	6,666,910
INC Research Holdings Incorporated Class A †	232,945	11,530,778

		18,197,688

Pharmaceuticals: 0.62%
Heska Corporation †	76,420	5,052,126

Industrials: 16.06%

Aerospace & Defense: 0.73%
HEICO Corporation	74,600	5,856,100

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Airlines: 0.96%
SkyWest Incorporated	209,960	$7,737,026

Building Products: 1.19%
Apogee Enterprises Incorporated	200,950	9,585,315

Commercial Services & Supplies: 0.58%
Advanced Disposal Services †	134,432	2,696,706
Multi-Color Corporation	27,130	1,950,647

		4,647,353

Construction & Engineering: 1.54%
Dycom Industries Incorporated «†	73,400	5,375,082
Granite Construction Incorporated	119,590	7,054,614

		12,429,696

Machinery: 4.31%
John Bean Technologies Corporation	156,410	14,108,182
Milacron Holdings Corporation †	438,868	7,412,481
Mueller Water Products Incorporated Class A	384,190	5,082,834
Rexnord Corporation †	368,710	8,111,620

		34,715,117

Professional Services: 5.09%
On Assignment Incorporated †	536,313	22,144,364
WageWorks Incorporated †	255,824	18,892,602

		41,036,966

Trading Companies & Distributors: 1.66%
Beacon Roofing Supply Incorporated	199,670	9,262,691
BMC Stock Holdings Incorporated †	218,200	4,113,070

		13,375,761

Information Technology: 30.56%

Communications Equipment: 0.36%
Quantenna Communications Incorporated «†	150,804	2,863,768

Electronic Equipment, Instruments & Components: 0.10%
Mercury Computer Systems Incorporated †	27,500	817,025

Internet Software & Services: 10.74%
2U Incorporated †	216,920	7,171,375
Benefitfocus Incorporated †	2,039	55,665
Coupa Software Incorporated †	30,805	977,751
Envestnet Incorporated †	420,242	15,170,736
Five9 Incorporated †	235,300	3,724,799
LogMeIn Incorporated	147,500	14,875,375
Q2 Holdings Incorporated †	665,143	19,621,719
SPS Commerce Incorporated †	288,608	19,991,876
Xactly Corporation †	350,967	4,948,635

		86,537,931

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	41

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 1.67%
InterXion Holding NV †		393,470	$13,440,935

Semiconductors & Semiconductor Equipment: 4.72%
Cavium Incorporated †		151,880	8,661,716
MaxLinear Incorporated Class A †		234,948	4,799,988
Microsemi Corporation †		229,150	12,545,963
Monolithic Power Systems Incorporated		146,910	12,052,496

			38,060,163

Software: 12.97%
BlackLine Incorporated †		21,374	575,816
Callidus Software Incorporated †		412,022	6,468,745
CommVault Systems Incorporated †		113,070	6,105,780
CyberArk Software Limited †		221,480	11,297,695
Guidewire Software Incorporated †		64,781	3,608,950
HubSpot Incorporated †		212,936	11,945,710
Paycom Software Incorporated †		265,850	11,928,690
Paylocity Holding Corporation †		127,353	4,216,658
Proofpoint Incorporated †		270,460	20,828,125
Rapid7 Incorporated «†		83,928	973,565
Ringcentral Incorporated Class A †		360,930	7,778,042
Synchronoss Technologies Incorporated †		221,351	10,731,096
Talend SA «†		160,096	3,696,617
Tyler Technologies Incorporated †		28,995	4,317,356

			104,472,845

Total Common Stocks (Cost $560,292,720)			784,260,385

	Yield
Short-Term Investments: 13.06%

Investment Companies: 13.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	85,987,308	85,995,907
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	19,236,622	19,236,622

Total Short-Term Investments (Cost $105,224,647)			105,232,529

Total investments in securities (Cost $665,517,367) *	110.40%	889,492,914
Other assets and liabilities, net	(10.40)	(83,761,636)

Total net assets	100.00%	$805,731,278

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $669,076,405 and unrealized gains (losses) consists of:

Gross unrealized gains	$236,058,540
Gross unrealized losses	(15,642,031)

Net unrealized gains	$220,416,509

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.55%

Consumer Discretionary: 11.90%

Auto Components: 0.17%
Other securities		$3,711,162	0.17%

Automobiles: 0.54%
Other securities		12,109,380	0.54

Distributors: 0.12%
Other securities		2,772,162	0.12

Diversified Consumer Services: 0.03%
Other securities		551,319	0.03

Hotels, Restaurants & Leisure: 1.56%
McDonald’s Corporation	96,904	11,557,740	0.52
Starbucks Corporation	166,540	9,654,324	0.43
Other securities		13,620,653	0.61

		34,832,717	1.56

Household Durables: 0.46%
Other securities		10,293,517	0.46

Internet & Direct Marketing Retail: 2.24%
Amazon.com Incorporated †	44,682	33,536,969	1.50
Other securities		16,496,074	0.74

		50,033,043	2.24

Leisure Products: 0.10%
Other securities		2,315,540	0.10

Media: 2.97%
Comcast Corporation Class A	272,803	18,962,537	0.85
The Walt Disney Company	167,895	16,641,752	0.75
Other securities		30,642,403	1.37

		66,246,692	2.97

Multiline Retail: 0.58%
Other securities		12,992,294	0.58

Specialty Retail: 2.43%
The Home Depot Incorporated	140,306	18,155,596	0.81
Other securities		36,009,790	1.62

		54,165,386	2.43

Textiles, Apparel & Luxury Goods: 0.70%
Other securities		15,577,559	0.70

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	43

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 8.94%

Beverages: 1.97%
PepsiCo Incorporated	163,424	$16,358,742	0.73%
The Coca-Cola Company	441,098	17,798,304	0.80
Other securities		9,916,817	0.44

		44,073,863	1.97

Food & Staples Retailing: 2.01%
Wal-Mart Stores Incorporated	172,116	12,122,130	0.54
Other securities		32,672,450	1.47

		44,794,580	2.01

Food Products: 1.51%
Other securities		33,728,636	1.51

Household Products: 1.76%
The Procter & Gamble Company	303,051	24,989,585	1.12
Other securities		14,304,799	0.64

		39,294,384	1.76

Personal Products: 0.13%
Other securities		2,951,710	0.13

Tobacco: 1.56%
Altria Group Incorporated	221,871	14,184,213	0.63
Philip Morris International	176,162	15,551,581	0.70
Other securities		5,085,833	0.23

		34,821,627	1.56

Energy: 7.26%

Energy Equipment & Services: 1.15%
Schlumberger Limited	157,921	13,273,260	0.60
Other securities		12,293,577	0.55

		25,566,837	1.15

Oil, Gas & Consumable Fuels: 6.11%
Chevron Corporation	214,225	23,898,941	1.07
Exxon Mobil Corporation	470,874	41,107,300	1.84
Other securities		71,507,310	3.20

		136,513,551	6.11

Financials: 14.14%

Banks: 6.31%
Bank of America Corporation	1,158,810	24,474,067	1.10
Citigroup Incorporated	329,921	18,604,245	0.83
JPMorgan Chase & Company	410,160	32,882,527	1.47
Wells Fargo & Company (l)	515,654	27,288,410	1.22
Other securities		37,619,996	1.69

		140,869,245	6.31

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Capital Markets: 2.76%
Other securities		$61,662,693	2.76%

Consumer Finance: 0.81%
Other securities		18,013,042	0.81

Diversified Financial Services: 1.56%
Berkshire Hathaway Incorporated Class B †	215,602	33,944,379	1.52
Other securities		811,041	0.04

		34,755,420	1.56

Insurance: 2.70%
Other securities		60,394,672	2.70

Health Care: 13.26%

Biotechnology: 2.73%
AbbVie Incorporated	184,930	11,243,744	0.50
Amgen Incorporated	84,980	12,243,069	0.55
Celgene Corporation †	88,018	10,431,013	0.47
Gilead Sciences Incorporated	149,854	11,044,240	0.49
Other securities		15,985,152	0.72

		60,947,218	2.73

Health Care Equipment & Supplies: 2.37%
Medtronic plc	156,926	11,457,167	0.51
Other securities		41,532,294	1.86

		52,989,461	2.37

Health Care Providers & Services: 2.59%
UnitedHealth Group Incorporated	108,149	17,122,150	0.77
Other securities		40,699,861	1.82

		57,822,011	2.59

Health Care Technology: 0.08%
Other securities		1,698,991	0.08

Life Sciences Tools & Services: 0.59%
Other securities		13,215,735	0.59

Pharmaceuticals: 4.90%
Bristol-Myers Squibb Company	189,735	10,708,643	0.48
Johnson & Johnson	310,674	34,578,016	1.55
Merck & Company Incorporated	314,004	19,213,905	0.86
Pfizer Incorporated	688,788	22,137,646	0.99
Other securities		22,833,685	1.02

		109,471,895	4.90

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	45

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Industrials: 10.10%

Aerospace & Defense: 2.21%
The Boeing Company	65,880	$9,918,893	0.44%
United Technologies Corporation	88,385	9,520,832	0.43
Other securities		29,940,927	1.34

		49,380,652	2.21

Air Freight & Logistics: 0.75%
Other securities		16,713,640	0.75

Airlines: 0.61%
Other securities		13,621,750	0.61

Building Products: 0.35%
Other securities		7,700,669	0.35

Commercial Services & Supplies: 0.31%
Other securities		6,800,344	0.31

Construction & Engineering: 0.10%
Other securities		2,279,623	0.10

Electrical Equipment: 0.54%
Other securities		12,026,066	0.54

Industrial Conglomerates: 2.46%
3M Company	68,633	11,787,031	0.53
General Electric Company	1,017,596	31,301,253	1.40
Honeywell International Incorporated	86,401	9,844,530	0.44
Other securities		2,084,214	0.09

		55,017,028	2.46

Machinery: 1.46%
Other securities		32,565,855	1.46

Professional Services: 0.26%
Other securities		5,842,339	0.26

Road & Rail: 0.87%
Union Pacific Corporation	94,582	9,583,994	0.43
Other securities		9,910,591	0.44

		19,494,585	0.87

Trading Companies & Distributors: 0.18%
Other securities		4,000,002	0.18

Information Technology: 20.09%

Communications Equipment: 1.00%
Cisco Systems Incorporated	571,151	17,031,723	0.76
Other securities		5,236,009	0.24

		22,267,732	1.00

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Electronic Equipment, Instruments & Components: 0.37%
Other securities		$8,279,406	0.37%

Internet Software & Services: 4.13%
Alphabet Incorporated Class A †	33,481	25,977,238	1.16
Alphabet Incorporated Class C †	33,556	25,436,790	1.14
Facebook Incorporated Class A †	263,785	31,237,420	1.40
Other securities		9,549,730	0.43

		92,201,178	4.13

IT Services: 3.59%
International Business Machines Corporation	98,773	16,022,956	0.72
MasterCard Incorporated Class A	108,892	11,128,762	0.50
Visa Incorporated Class A	214,215	16,563,104	0.74
Other securities		36,488,992	1.63

		80,203,814	3.59

Semiconductors & Semiconductor Equipment: 3.20%
Intel Corporation	537,231	18,641,916	0.84
QUALCOMM Incorporated	167,341	11,400,942	0.51
Other securities		41,421,595	1.85

		71,464,453	3.20

Software: 4.23%
Microsoft Corporation	884,882	53,322,989	2.39
Oracle Corporation	341,756	13,735,174	0.61
Other securities		27,403,125	1.23

		94,461,288	4.23

Technology Hardware, Storage & Peripherals: 3.57%
Apple Incorporated	611,887	67,625,751	3.03
Other securities		12,054,487	0.54

		79,680,238	3.57

Materials: 2.81%

Chemicals: 2.04%
Other securities		45,536,718	2.04

Construction Materials: 0.16%
Other securities		3,479,615	0.16

Containers & Packaging: 0.33%
Other securities		7,305,967	0.33

Metals & Mining: 0.28%
Other securities		6,332,800	0.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	47

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Real Estate: 2.67%

Equity REITs: 2.63%
Other securities				$58,634,333	2.63%

Real Estate Management & Development: 0.04%
Other securities				985,008	0.04

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 2.41%
AT&T Incorporated			698,593	26,986,648	1.21
Verizon Communications Incorporated			462,886	23,098,011	1.03
Other securities				3,765,516	0.17

				53,850,175	2.41

Utilities: 2.97%

Electric Utilities: 1.84%
Other securities				41,064,531	1.84

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,262,947	0.06

Multi-Utilities: 1.01%
Other securities				22,470,109	1.01

Water Utilities: 0.06%
Other securities				1,464,039	0.06

Total Common Stocks (Cost $964,325,647)				2,155,573,246	96.55

	Yield
Short-Term Investments: 0.62%

Investment Companies: 0.54%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		12,148,091	12,149,306	0.54

		Maturity date	Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.21	12-15-2016	$535,000	534,970	0.02
U.S. Treasury Bill #(z)	0.31	1-19-2017	282,000	281,867	0.01
U.S. Treasury Bill #(z)	0.36	1-5-2017	331,000	330,901	0.02
U.S. Treasury Bill #(z)	0.41	2-16-2017	605,000	604,419	0.03
U.S. Treasury Bill #(z)	0.46	2-23-2017	50,000	49,946	0.00

				1,802,103	0.08

Total Short-Term Investments (Cost $13,950,780)				13,951,409	0.62

Total investments in securities (Cost $978,276,427) *				2,169,524,655	97.17
Other assets and liabilities, net				63,087,873	2.83

Total net assets				$2,232,612,528	100.00%

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $980,547,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,214,008,252
Gross unrealized losses	(25,031,331)

Net unrealized gains	$1,188,976,921

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 93.99%

Australia: 1.47%
BHP Billiton Limited (Materials, Metals & Mining)	35,733	$644,106
Westpac Banking Corporation (Financials, Banks)	57,349	1,324,265

		1,968,371

Belgium: 0.97%
Telenet Group Holding NV (Consumer Discretionary, Media) †	24,727	1,305,628

Canada: 4.23%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	31,520	4,830,440
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	21,864	844,742

		5,675,182

China: 5.72%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	48,260	4,537,405
China Construction Bank H Shares (Financials, Banks)	540,512	402,780
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	158,500	1,729,778
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	22,433	1,014,645

		7,684,608

Denmark: 0.45%
ISS AS (Industrials, Commercial Services & Supplies)	17,616	602,226

France: 4.12%
AXA SA (Financials, Insurance)	31,087	732,424
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	4,347	791,051
Pernod-Ricard SA (Consumer Staples, Beverages)	8,852	928,797
Schneider Electric SE (Industrials, Electrical Equipment)	3,347	222,806
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	128,822	2,856,249

		5,531,327

Germany: 18.46%
Allianz AG (Financials, Insurance)	31,427	4,989,523
Beiersdorf AG (Consumer Staples, Personal Products)	28,722	2,346,393
Deutsche Boerse AG (Financials, Diversified Financial Services)	67,176	5,428,730
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,553	1,642,542
Linde AG (Materials, Chemicals)	35,043	5,838,457
Vonovia SE (Real Estate, Real Estate Management & Development)	60,926	1,964,938
Wirecard AG (Information Technology, IT Services)	57,756	2,576,748

		24,787,331

Hong Kong: 3.42%
AIA Group Limited (Financials, Insurance)	753,000	4,591,878

Indonesia: 0.23%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	387,000	311,256

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 5.29%
Allegion plc (Industrials, Building Products)	2,032	$135,961
Medtronic plc (Health Care, Health Care Equipment & Supplies)	72,196	5,271,030
Willis Towers Watson plc (Financials, Insurance)	13,620	1,693,919

		7,100,910

Italy: 1.96%
Atlantia SpA (Industrials, Transportation Infrastructure) «	56,331	1,251,362
Intesa Sanpaolo SpA (Financials, Banks)	618,767	1,374,557

		2,625,919

Japan: 12.47%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	25,700	981,005
CALBEE Incorporated (Consumer Staples, Food Products)	30,300	944,185
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	166,754	5,751,596
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	92,800	2,432,649
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	60,400	2,441,764
Nomura Holdings Incorporated (Financials, Capital Markets)	14,500	77,714
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	161,593	3,706,307
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	10,600	410,917

		16,746,137

Luxembourg: 0.31%
RTL Group SA (Consumer Discretionary, Media)	6,064	412,030

Netherlands: 4.79%
Akzo Nobel NV (Materials, Chemicals)	23,491	1,462,944
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	11,856	1,226,652
Heineken NV (Consumer Staples, Beverages)	4,147	310,828
ING Group NV (Financials, Banks)	252,482	3,438,570

		6,438,994

Russia: 0.27%
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	21,629	362,935

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	10,470

Spain: 1.82%
Grifols SA (Health Care, Biotechnology)	44,705	876,541
Grifols SA ADR (Health Care, Biotechnology)	100,677	1,573,582

		2,450,123

Sweden: 1.16%
Swedbank AB Class A (Financials, Banks)	67,414	1,556,191

Switzerland: 7.39%
Actelion Limited (Health Care, Biotechnology)	6,140	1,183,673
LafargeHolcim Limited (Materials, Construction Materials)	24,233	1,283,512
Nestle SA (Consumer Staples, Food Products)	73,051	4,914,614

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	51

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

Switzerland (continued)
Roche Holding AG (Health Care, Pharmaceuticals)			3,060	$682,307
UBS Group AG (Financials, Capital Markets)			116,663	1,855,455

				9,919,561

Taiwan: 2.11%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			493,000	2,830,578

Thailand: 0.14%
Thai Beverage PCL (Consumer Staples, Beverages)			311,500	190,158

United Kingdom: 15.06%
Aon plc (Financials, Insurance)			37,872	4,321,195
BHP Billiton plc (Materials, Metals & Mining)			51,436	845,325
British American Tobacco plc (Consumer Staples, Tobacco)			25,681	1,411,722
Coca-Cola European Partners plc (Consumer Staples, Beverages)			73,650	2,390,679
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) †144A			430,131	1,280,868
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			24,893	1,069,246
Liberty Global plc Class A (Consumer Discretionary, Media)			61,931	1,939,679
Liberty Global plc Class C (Consumer Discretionary, Media)			101,136	3,079,591
Liberty Global plc LiLAC Class A (Consumer Discretionary, Media) †«			9,208	198,709
Liberty Global plc LiLAC Class C (Consumer Discretionary, Media) †			14,073	297,925
St. James’s Place plc (Financials, Insurance)			11,697	137,572
Unilever plc (Consumer Staples, Personal Products)			34,191	1,367,241
Wolseley plc (Industrials, Trading Companies & Distributors)			32,418	1,884,076

				20,223,828

United States: 2.14%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			2,183	1,638,494
WABCO Holdings Incorporated (Industrials, Machinery) †			12,575	1,238,763

				2,877,257

Total Common Stocks (Cost $123,698,895)				126,202,898

		Expiration date
Participation Notes: 2.22%

Ireland: 2.22%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	203,815	2,979,015

Total Participation Notes (Cost $2,299,114)				2,979,015

	Dividend yield
Preferred Stocks: 1.49%

Germany: 1.49%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.44%		17,290	2,002,901

Total Preferred Stocks (Cost $1,464,874)				2,002,901

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Yield	Shares	Value
Short-Term Investments: 2.95%

Investment Companies: 2.95%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	2,197,894	$2,198,114
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,759,819	1,759,819

Total Short-Term Investments (Cost $3,957,933)			3,957,933

Total investments in securities (Cost $131,420,816) *	100.65%	135,142,747
Other assets and liabilities, net	(0.65)	(867,980)

Total net assets	100.00%	$134,274,767

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $131,355,071 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,514,811
Gross unrealized losses	(5,727,135)

Net unrealized gains	$3,787,676

The following table shows the percent of total long-term investments by sector as of November 30, 2016:

Financials	24.57%
Consumer Staples	18.33
Industrials	13.45
Consumer Discretionary	8.89
Information Technology	8.52
Telecommunication Services	8.50
Health Care	8.28
Materials	7.96
Real Estate	1.50

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.38%

Australia: 5.64%
Arrium Limited (Materials, Metals & Mining) †(a)	3,063,400	$49,771
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,436,072
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	1,111,189
Bendigo Bank Limited (Financials, Banks)	272,500	2,424,793
BlueScope Steel Limited (Materials, Metals & Mining)	234,700	1,563,294
Boart Longyear Limited (Industrials, Construction & Engineering) †	199,991	18,460
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	565,102
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	200,200	1,574,471
CSR Limited (Materials, Construction Materials)	754,900	2,268,845
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,172,640
Fortescue Metals Group Limited (Materials, Metals & Mining)	380,300	1,648,487
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	455,500	1,597,729
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	350,500	3,522,631
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,158,587
Metcash Limited (Consumer Staples, Food & Staples Retailing) †«	1,164,200	1,770,989
Mincor Resources NL (Materials, Metals & Mining) †(i)	550,994	115,961
Mineral Resources Limited (Industrials, Metals & Mining)	144,300	1,339,438
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	1,059,500	997,544
Panoramic Resources Limited (Materials, Metals & Mining) †	180,600	44,010
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	918,728
Qantas Airways Limited (Industrials, Airlines)	821,700	2,002,388
Retail Food Group Limited (Consumer Discretionary, Food Products)	269,500	1,231,886
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	157,700	992,184

		30,525,199

Austria: 1.27%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	62,900	2,032,935
Raiffeisen Bank International AG (Financials, Banks) †	81,200	1,478,938
RHI AG (Materials, Construction Materials)	64,721	1,562,926
Voestalpine AG (Materials, Metals & Mining)	47,700	1,807,588

		6,882,387

Brazil: 1.05%
Banco do Brasil SA (Financials, Banks)	309,500	2,608,108
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	729,769
JBS SA (Consumer Staples, Food Products)	805,600	2,324,820

		5,662,697

Canada: 2.03%
Magna International Incorporated (Consumer Discretionary, Auto Components) «	131,600	5,317,686
Open Text Corporation (Information Technology, Software)	59,700	3,803,858
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,881,337

		11,002,881

China: 2.70%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	455,298
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,670,924

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	$2,075,343
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,482,750
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,759,776
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	910,000	1,525,172
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,691,263
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,076,997
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	1,864,444

		14,601,967

Czech Republic: 0.17%
CEZ AS (Utilities, Electric Utilities)	57,500	933,331

Denmark: 0.95%
Danske Bank AS (Financials, Banks)	132,300	3,865,153
Sydbank AS (Financials, Banks)	43,000	1,264,823

		5,129,976

Finland: 0.23%
Tieto Oyj (Information Technology, IT Services)	48,200	1,222,969

France: 9.40%
Atos Origin SA (Information Technology, IT Services)	42,800	4,424,114
AXA SA (Financials, Insurance)	132,200	3,114,693
BNP Paribas SA (Financials, Banks)	49,100	2,850,676
Carrefour SA (Consumer Staples, Food & Staples Retailing)	133,200	3,122,724
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	3,500,366
Credit Agricole SA (Financials, Banks)	219,328	2,475,643
Electricite de France SA (Utilities, Electric Utilities) «	148,600	1,574,149
Engie SA (Utilities, Multi-Utilities)	171,900	2,122,492
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	243,000	3,542,511
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,190,964
Sanofi SA (Health Care, Pharmaceuticals)	123,800	9,986,347
SCOR SE (Financials, Insurance)	109,700	3,483,896
Societe Generale SA (Financials, Banks)	39,000	1,677,546
Thales SA (Industrials, Aerospace & Defense)	13,500	1,318,193
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,464,387

		50,848,701

Germany: 8.27%
Allianz AG (Financials, Insurance)	35,700	5,667,928
Aurubis AG (Materials, Metals & Mining)	25,900	1,371,545
BASF SE (Materials, Chemicals)	46,500	3,991,431
Bayer AG (Health Care, Pharmaceuticals)	44,600	4,187,587
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,658,942
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,035,274
Deutsche Bank AG (Financials, Capital Markets) †	130,100	2,048,993
Deutsche Post AG (Industrials, Air Freight & Logistics)	74,100	2,315,993
E.ON SE (Utilities, Multi-Utilities)	87,200	575,492
Hannover Rueck SE (Financials, Insurance)	16,300	1,730,146
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	3,230,294

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	$4,225,536
Siemens AG (Industrials, Industrial Conglomerates)	26,600	3,005,267
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	30,500	1,489,878
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	8,720	108,638
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,094,676

		44,737,620

Hong Kong: 2.13%
China Resources Cement Holdings Limited (Materials, Construction Materials)	2,350,000	1,008,896
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	1,952,102
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	1,796,491
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,310,527
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,252,549
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,203,497

		11,524,062

Hungary: 0.22%
Richter Gedeon (Health Care, Pharmaceuticals)	58,400	1,166,323

India: 0.31%
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	50,800	1,679,956

Ireland: 0.71%
C&C Group plc (Consumer Staples, Beverages)	240,000	884,932
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	2,966,837

		3,851,769

Israel: 0.96%
Bank Hapoalim Limited (Financials, Banks)	542,900	3,267,631
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,905,194

		5,172,825

Italy: 1.61%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	1,286,406
Enel SpA (Utilities, Electric Utilities)	688,400	2,782,696
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense) †	184,000	2,388,901
Mediobanca SpA (Financials, Banks)	324,800	2,240,997

		8,699,000

Japan: 23.36%
Adeka Corporation (Materials, Chemicals)	155,300	2,089,128
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,983,270
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,044,078
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	842,166
Aozora Bank Limited (Financials, Banks)	427,000	1,466,815
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	136,700	1,887,310
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	4,998,068
Central Glass Company Limited (Industrials, Building Products)	444,000	1,754,189
CKD Corporation (Industrials, Machinery)	171,200	2,059,099

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	15,100	$553,027
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail) «	143,100	1,292,097
Denka Company Limited (Materials, Chemicals)	682,000	3,010,445
DIC Incorporated (Materials, Chemicals)	100,700	3,111,529
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,864,613
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,876,806
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	992,305
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,745,803
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,610,625
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,740,207
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,387,741
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	245,400	6,432,888
Kureha Corporation (Materials, Chemicals)	27,100	1,106,219
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,078,563
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,545,903
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	1,638,530
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,824,796
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	2,887,374
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,123,308
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	278,200	4,216,588
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,847,083
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,974,612
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	201,600	8,149,993
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,663,542
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	147,200	1,425,616
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,261,496
ORIX Corporation (Financials, Diversified Financial Services)	201,300	3,134,618
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,872,307
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,150,693
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	36,200	1,939,653
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	2,942,205
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	205,000	2,445,916
Sumitomo Heavy Industries Limited (Industrials, Machinery)	256,000	1,541,751
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,691,118
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,567,904
Suzuken Company Limited (Health Care, Health Care Providers & Services)	67,000	2,002,884
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	10,300	153,683
The Keiyo Bank Limited (Financials, Banks)	62,000	264,464
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,220,296
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,704,471
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,164,930
Tsumura & Company (Health Care, Pharmaceuticals)	53,700	1,452,747
UBE Industries Limited (Materials, Chemicals)	954,300	1,985,258
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,683,008

		126,403,738

Liechtenstein: 0.12%
VP Bank AG (Financials, Capital Markets)	6,558	664,379

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Netherlands: 2.01%
Aegon NV (Financials, Insurance)	334,000	$1,698,443
ING Group NV (Financials, Banks)	237,100	3,229,081
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	267,032	5,266,887
X 5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	23,700	711,000

		10,905,411

Norway: 1.24%
Atea ASA (Information Technology, IT Services) (i)	84,900	777,829
DNB Nor ASA (Financials, Banks)	148,800	2,191,705
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,753,321
Yara International ASA (Materials, Chemicals)	53,600	1,983,157

		6,706,012

Poland: 0.38%
Asseco Poland SA (Information Technology, Software)	101,800	1,273,802
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	758,676

		2,032,478

Portugal: 0.21%
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	1,362,100	1,147,679

Russia: 0.98%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	13,600
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,340,218
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,972,284

		5,326,102

Singapore: 0.81%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,779,398
United Overseas Bank Limited (Financials, Banks)	113,000	1,609,049

		4,388,447

South Africa: 0.47%
Barclays Africa Group Limited (Financials, Banks)	161,100	1,800,223
Petra Diamonds Limited (Materials, Metals & Mining) †	367,347	757,461

		2,557,684

South Korea: 2.23%
BNK Financial Group Incorporated (Financials, Banks)	13,188	101,077
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,366,922
Industrial Bank of Korea (Financials, Banks)	192,500	2,148,860
KT&G Corporation (Consumer Staples, Tobacco)	31,300	2,811,257
Kwangju Bank (Financials, Banks)	13,510	119,031
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	19,000	3,673,068
Woori Bank (Financials, Banks)	178,044	1,827,576

		12,047,791

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Spain: 1.91%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$1,964,128
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,206,555
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	3,582,499
Iberdrola SA (Utilities, Electric Utilities)	433,600	2,609,789

		10,362,971

Sweden: 1.68%
Boliden AB (Materials, Metals & Mining)	122,600	3,166,427
Nordea Bank AB (Financials, Banks)	177,300	1,862,815
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,443,847
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	207,200	1,066,913
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	1,567,118

		9,107,120

Switzerland: 6.98%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,793,815
Baloise Holding AG (Financials, Insurance)	28,800	3,470,050
Credit Suisse Group AG (Financials, Capital Markets)	273,395	3,635,586
Georg Fischer AG (Industrials, Machinery)	3,000	2,567,129
Helvetia Holding AG (Financials, Insurance)	4,600	2,391,168
Roche Holding AG (Health Care, Pharmaceuticals)	12,900	2,876,394
Swiss Life Holding AG (Financials, Insurance)	17,800	4,895,131
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,969,135
UBS Group AG (Financials, Capital Markets)	158,900	2,527,209
Valiant Holding AG (Financials, Banks)	22,700	2,173,547
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,482,296

		37,781,460

Taiwan: 1.10%
Hon Hai Precision Industry Company Limited GDR (Information Technology, Electronic Equipment, Instruments & Components)	49,100	245,991
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,255,000	3,228,752
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,464,672

		5,939,415

Thailand: 1.50%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,009,178
Krung Thai Bank PCL (Financials, Banks)	4,470,600	2,205,260
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,068,040
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,826,987

		8,109,465

United Kingdom: 14.75%
3i Group plc (Financials, Capital Markets)	409,100	3,526,755
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	454,421
AstraZeneca plc (Health Care, Pharmaceuticals)	30,100	1,562,748
Aviva plc (Financials, Insurance)	314,900	1,761,192
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	7,061,144

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	59

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Barclays plc (Financials, Banks)		715,000	$1,931,905
Barratt Developments plc (Consumer Discretionary, Household Durables)		345,800	2,030,063
Bellway plc (Consumer Discretionary, Household Durables)		80,100	2,447,399
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	2,349,210
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		108,600	1,104,707
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,138,200	6,543,098
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		252,200	1,126,838
Carillion plc (Industrials, Construction & Engineering)		764,400	2,360,437
Centrica plc (Utilities, Multi-Utilities)		898,500	2,364,199
Chemring Group plc (Industrials, Aerospace & Defense) †		324,766	674,536
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		264,876	1,449,931
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	858,276
easyJet plc (Industrials, Airlines)		103,400	1,280,803
Firstgroup plc (Industrials, Road & Rail) †		952,400	1,213,092
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		251,200	4,700,376
Inchcape plc (Consumer Discretionary, Distributors)		25,400	193,384
Indivior plc (Health Care, Pharmaceuticals)		371,600	1,499,915
International Consolidated Airlines Group SA (Industrials, Airlines)		182,900	992,040
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,211,800	3,502,430
Kingfisher plc (Consumer Discretionary, Specialty Retail)		507,900	2,243,895
Lloyds Banking Group plc (Financials, Banks)		2,460,500	1,781,572
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		379,900	1,562,412
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	940,384
Meggitt plc (Industrials, Aerospace & Defense)		316,900	1,873,090
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		236,800	673,157
Mitie Group plc (Industrials, Commercial Services & Supplies) «		539,300	1,387,331
Mondi plc (Materials, Paper & Forest Products)		117,200	2,394,641
Old Mutual plc (Financials, Insurance)		698,000	1,658,468
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		355,291	1,624,349
Premier Foods plc (Consumer Staples, Food Products) †		73,926	40,698
Redrow plc (Consumer Discretionary, Household Durables)		388,600	1,986,679
Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		44,316	179,985
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		104,800	2,777,898
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	2,244,403
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,555,162
Vesuvius plc (Industrials, Machinery)		145,400	715,691
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		443,800	1,207,739

			79,836,453

Total Common Stocks (Cost $570,491,874)			526,958,268

	Dividend yield

Preferred Stocks: 0.26%

Brazil: 0.26%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.91%	349,800	1,164,604
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	5.66%	109,056	254,740

Total Preferred Stocks (Cost $3,545,600)			1,419,344

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 2.96%

Investment Companies: 2.96%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	9,471,381	$9,472,329
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	6,504,594	6,504,594

Total Short-Term Investments (Cost $15,976,523)			15,976,923

Total investments in securities (Cost $590,013,997) *	100.60%	544,354,535
Other assets and liabilities, net	(0.60)	(3,225,536)

Total net assets	100.00%	$541,128,999

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $590,510,958 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,934,308
Gross unrealized losses	(101,090,731)

Net unrealized losses	$(46,156,423)

The following table shows the percent of total long-term investments by sector as of November 30, 2016:

Financials	26.84%
Consumer Discretionary	14.56
Industrials	13.90
Materials	9.18
Health Care	8.27
Consumer Staples	7.20
Telecommunication Services	5.38
Energy	5.25
Information Technology	4.75
Utilities	3.58
Real Estate	1.09

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 100.26%

Consumer Discretionary: 6.22%

Hotels, Restaurants & Leisure: 1.20%
Norwegian Cruise Line Holdings Limited †	22,588	$899,228

Leisure Products: 1.19%
Mattel Incorporated	28,289	893,084

Media: 1.24%
Scripps Networks Interactive Incorporated Class A	13,361	925,383

Specialty Retail: 1.63%
Signet Jewelers Limited «	7,442	679,380
Williams-Sonoma Incorporated	9,848	539,473

		1,218,853

Textiles, Apparel & Luxury Goods: 0.96%
HanesBrands Incorporated	30,807	715,647

Consumer Staples: 6.50%

Beverages: 0.78%
Coca-Cola European Partners plc	18,027	585,156

Food & Staples Retailing: 0.91%
CVS Health Corporation	8,817	677,939

Food Products: 3.02%
ConAgra Foods Incorporated	22,948	841,962
Lamb Weston Holdings Incorporated †	24,397	816,812
TreeHouse Foods Incorporated †	8,597	595,944

		2,254,718

Household Products: 1.07%
The Procter & Gamble Company	9,735	802,748

Personal Products: 0.72%
Herbalife Limited †«	11,002	539,428

Energy: 13.70%

Energy Equipment & Services: 1.71%
Baker Hughes Incorporated	19,922	1,281,582

Oil, Gas & Consumable Fuels: 11.99%
Apache Corporation	14,744	972,367
Chevron Corporation	10,225	1,140,701
ConocoPhillips	33,992	1,649,292
Exxon Mobil Corporation	25,922	2,262,991
Kinder Morgan Incorporated	60,857	1,351,025
Noble Energy Incorporated	41,675	1,590,318

		8,966,694

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 24.10%

Banks: 14.51%
Bank of America Corporation	88,457	$1,868,212
BOK Financial Corporation «	17,834	1,432,427
CIT Group Incorporated	29,921	1,222,273
Citigroup Incorporated	28,047	1,581,570
First Republic Bank	10,675	874,283
FNB Corporation PA	102,222	1,561,952
JPMorgan Chase & Company	28,913	2,317,955

		10,858,672

Capital Markets: 3.26%
Affiliated Managers Group Incorporated †	4,699	695,922
Ameriprise Financial Incorporated	3,994	456,155
Goldman Sachs Group Incorporated	5,871	1,287,452

		2,439,529

Insurance: 6.33%
American International Group Incorporated	26,004	1,646,833
Arthur J. Gallagher & Company	19,125	962,944
Chubb Limited	8,758	1,121,024
MetLife Incorporated	18,213	1,001,897

		4,732,698

Health Care: 10.28%

Biotechnology: 1.81%
AbbVie Incorporated	9,462	575,290
Shire plc ADR	4,489	783,779

		1,359,069

Health Care Providers & Services: 2.50%
AmSurg Corporation †«	8,848	602,726
Cigna Corporation	5,034	678,281
HCA Holdings Incorporated †	8,291	587,749

		1,868,756

Pharmaceuticals: 5.97%
Allergan plc	3,972	771,760
Johnson & Johnson	6,914	769,528
Mallinckrodt plc †	14,270	752,029
Merck & Company Incorporated	14,988	917,116
Pfizer Incorporated	39,049	1,255,035

		4,465,468

Industrials: 10.60%

Aerospace & Defense: 2.55%
Curtiss-Wright Corporation	10,547	1,060,184
Orbital ATK Incorporated	9,957	849,631

		1,909,815

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	63

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Airlines: 1.09%
United Continental Holdings Incorporated †	11,852	$817,195

Electrical Equipment: 0.96%
Eaton Corporation plc	10,743	714,517

Industrial Conglomerates: 1.61%
General Electric Company	39,096	1,202,593

Machinery: 1.67%
Stanley Black & Decker Incorporated	10,506	1,246,327

Road & Rail: 1.23%
Norfolk Southern Corporation	8,656	921,518

Trading Companies & Distributors: 1.49%
HD Supply Holdings Incorporated †	28,463	1,116,888

Information Technology: 10.57%

Electronic Equipment, Instruments & Components: 2.12%
Synnex Corporation	7,320	855,781
TE Connectivity Limited	10,754	727,401

		1,583,182

Internet Software & Services: 1.38%
Alphabet Incorporated Class C †	1,362	1,032,450

IT Services: 1.01%
Alliance Data Systems Corporation	3,290	752,686

Semiconductors & Semiconductor Equipment: 2.71%
NXP Semiconductors NV †	8,734	865,976
Skyworks Solutions Incorporated	15,126	1,162,433

		2,028,409

Software: 0.79%
Citrix Systems Incorporated †	6,840	593,233

Technology Hardware, Storage & Peripherals: 2.56%
Apple Incorporated	6,384	705,560
NCR Corporation †	31,246	1,210,783

		1,916,343

Materials: 4.35%

Chemicals: 2.07%
Cabot Corporation	10,801	550,095
FMC Corporation	17,826	1,000,395

		1,550,490

Containers & Packaging: 2.28%
Crown Holdings Incorporated †	15,497	842,882
WestRock Company	16,768	858,522

		1,701,404

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Real Estate: 6.39%

Equity REITs: 6.39%
Alexandria Real Estate Equities Incorporated		16,994	$1,862,372
Prologis Incorporated		16,426	836,083
SL Green Realty Corporation		7,470	787,039
VEREIT Incorporated		88,980	737,644
Vornado Realty Trust		5,698	556,980

			4,780,118

Telecommunication Services: 2.12%

Diversified Telecommunication Services: 2.12%
AT&T Incorporated		20,511	792,340
Verizon Communications Incorporated		15,997	798,250

			1,590,590

Utilities: 5.43%

Electric Utilities: 4.43%
Duke Energy Corporation		13,747	1,014,116
Great Plains Energy Incorporated		45,713	1,206,366
The Southern Company		23,409	1,096,009

			3,316,491

Multi-Utilities: 1.00%
Black Hills Corporation «		12,675	744,656

Total Common Stocks (Cost $60,740,114)			75,003,557

	Yield
Short-Term Investments: 4.42%

Investment Companies: 4.42%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	3,310,979	3,311,310

Total Short-Term Investments (Cost $3,311,198)			3,311,310

Total investments in securities (Cost $64,051,312) *	104.68%	78,314,867
Other assets and liabilities, net	(4.68)	(3,504,364)

Total net assets	100.00%	$74,810,503

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $64,189,829 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,729,328
Gross unrealized losses	(1,604,290)

Net unrealized gains	$14,125,038

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.13%

Consumer Discretionary: 13.25%

Auto Components: 1.39%
Gentherm Incorporated †	428,583	$13,650,369
Tower International Incorporated	280,761	7,355,938

		21,006,307

Diversified Consumer Services: 0.49%
Houghton Mifflin Harcourt Company †	673,835	7,445,877

Hotels, Restaurants & Leisure: 2.18%
Del Taco Restaurants Incorporated †	675,213	9,804,093
Extended Stay America Incorporated	867,711	13,501,583
Zoe’s Kitchen Incorporated «†	393,745	9,709,752

		33,015,428

Household Durables: 1.18%
Tempur-Pedic International Incorporated «†	137,287	8,690,267
William Lyon Homes Class A «†	465,911	9,225,038

		17,915,305

Media: 2.45%
IMAX Corporation «†	633,716	20,247,226
Lions Gate Entertainment Corporation «	450,595	10,543,923
Media General Incorporated †	346,667	6,368,273

		37,159,422

Specialty Retail: 4.95%
At Home Group Incorporated «†	334,908	4,313,615
Burlington Stores Incorporated †	182,737	16,066,237
Chico’s FAS Incorporated	607,888	9,306,765
Dick’s Sporting Goods Incorporated	260,543	15,390,275
Monro Muffler Brake Incorporated	180,411	10,788,578
Party City Holdco Incorporated «†	787,328	12,636,614
Sportsman’s Warehouse Holdings Incorporated †	722,719	6,504,471

		75,006,555

Textiles, Apparel & Luxury Goods: 0.61%
Kate Spade & Company †	620,807	9,218,984

Consumer Staples: 1.81%

Food Products: 0.91%
Snyders Lance Incorporated	371,994	13,860,496

Household Products: 0.90%
Central Garden & Pet Company Class A †	496,937	13,601,166

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 3.57%

Energy Equipment & Services: 0.54%
Mammoth Energy Services Incorporated †	246,374	$3,949,375
Smart Sand Incorporated †	308,988	4,223,866

		8,173,241

Oil, Gas & Consumable Fuels: 3.03%
Diamondback Energy Incorporated †	86,343	9,312,093
GasLog Limited «	520,749	8,175,759
Oasis Petroleum Incorporated †	629,047	9,416,834
PDC Energy Incorporated †	127,547	9,495,874
QEP Resources Incorporated	486,916	9,572,769

		45,973,329

Financials: 9.27%

Banks: 2.85%
ServisFirst Bancshares Incorporated	157,518	11,596,475
Signature Bank †	82,084	12,305,212
SVB Financial Group †	122,193	19,310,160

		43,211,847

Capital Markets: 3.81%
Evercore Partners Incorporated Class A	289,599	19,518,973
Stifel Financial Corporation †	309,969	15,451,955
Virtu Financial Incorporated Class A	799,166	11,068,449
Virtus Investment Partners Incorporated «	100,356	11,621,225

		57,660,602

Insurance: 1.33%
Argo Group International Holdings Limited	318,160	20,187,252

Thrifts & Mortgage Finance: 1.28%
Essent Group Limited †	635,448	19,393,873

Health Care: 20.62%

Biotechnology: 3.71%
Alder Biopharmaceuticals Incorporated «†	216,403	5,096,291
Alnylam Pharmaceuticals Incorporated †	128,703	5,646,201
Emergent BioSolutions Incorporated	184,706	4,942,733
Flexion Therapeutics Incorporated †	453,599	7,484,384
Galapagos NV	55,987	3,309,951
Intrexon Corporation «†	156,456	4,565,386
Ophthotech Corporation †	148,610	4,554,897
Portola Pharmaceuticals Incorporated †	282,149	5,075,861
Radius Health Incorporated «†	115,044	6,122,642
Tesaro Incorporated «†	68,924	9,352,298

		56,150,644

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 8.19%
Accuray Incorporated «†	1,502,649	$7,588,377
Analogic Corporation	140,682	12,963,846
Atricure Incorporated «†	493,150	8,871,769
Cerus Corporation «†	2,023,805	10,564,262
DexCom Incorporated †	156,767	10,235,317
Inogen Incorporated †	231,853	14,938,289
K2M Group Holdings Incorporated «†	599,308	11,266,990
Nevro Corporation «†	197,741	15,034,248
Novocure Limited «†	693,104	5,371,556
Obalon Therapeutics Incorporated «†	175,558	2,141,808
The Spectranetics Corporation †	576,206	12,590,101
Wright Medical Group NV «†	541,891	12,485,169

		124,051,732

Health Care Providers & Services: 4.83%
AMN Healthcare Services Incorporated †	516,420	17,196,786
HealthEquity Incorporated †	423,315	18,850,217
LifePoint Hospitals Incorporated †	127,242	6,991,948
Surgery Partners Incorporated «†	665,808	9,820,668
Teladoc Incorporated «†	451,456	8,284,218
The Ensign Group Incorporated	556,138	12,023,704

		73,167,541

Health Care Technology: 1.74%
Evolent Health Incorporated Class A «†	639,290	12,018,652
Medidata Solutions Incorporated †	176,517	9,749,034
Vocera Communications Incorporated †	253,550	4,614,610

		26,382,296

Life Sciences Tools & Services: 1.68%
ICON plc ADR †	276,389	20,906,064
Pacific BioSciences of California «†	606,224	4,613,365

		25,519,429

Pharmaceuticals: 0.47%
Pacira Pharmaceuticals Incorporated †	225,421	7,179,659

Industrials: 15.55%

Air Freight & Logistics: 0.70%
Hub Group Incorporated Class A †	248,722	10,657,738

Building Products: 4.65%
A.O. Smith Corporation	343,834	16,720,647
Apogee Enterprises Incorporated «	376,873	17,976,842
Masonite International Corporation †	156,523	10,142,690
NCI Building Systems Incorporated †	840,469	14,035,832
PGT Incorporated †	1,043,239	11,579,953

		70,455,964

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 3.11%
Copart Incorporated †	399,834	$21,878,916
KAR Auction Services Incorporated	311,248	13,122,216
West Corporation	507,728	12,114,390

		47,115,522

Construction & Engineering: 1.73%
Chicago Bridge & Iron Company NV	267,979	8,979,976
Granite Construction Incorporated	291,422	17,190,984

		26,170,960

Machinery: 2.20%
EnPro Industries Incorporated	242,570	14,748,256
SPX Corporation †	266,974	6,522,175
Wabash National Corporation †	871,045	12,011,711

		33,282,142

Professional Services: 1.48%
On Assignment Incorporated †	408,796	16,879,187
RPX Corporation †	524,539	5,481,433

		22,360,620

Road & Rail: 1.68%
Genesee & Wyoming Incorporated Class A †	177,927	13,593,623
Swift Transportation Company «†	478,378	11,945,099

		25,538,722

Information Technology: 27.24%

Communications Equipment: 0.93%
Ciena Corporation †	659,825	14,153,246

Electronic Equipment, Instruments & Components: 0.89%
OSI Systems Incorporated †	178,599	13,519,944

Internet Software & Services: 4.93%
2U Incorporated «†	481,364	15,913,894
Benefitfocus Incorporated «†	395,772	10,804,576
Cornerstone OnDemand Incorporated †	395,230	14,192,709
Hortonworks Incorporated «†	709,136	6,446,046
Mimecast Limited «†	308,131	6,304,360
Pandora Media Incorporated «†	632,881	7,354,077
Shopify Incorporated Class A †	330,468	13,770,602

		74,786,264

IT Services: 2.96%
Acxiom Corporation †	725,369	19,244,040
Maximus Incorporated	183,650	10,154,009
Vantiv Incorporated Class A †	272,902	15,399,860

		44,797,909

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	69

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.90%
Applied Micro Circuits Corporation †		1,446,062	$12,653,043
Cypress Semiconductor Corporation		1,370,032	15,412,860
FormFactor Incorporated †		1,168,758	13,090,090
Microsemi Corporation †		424,962	23,266,670
Nanometrics Incorporated †		376,654	9,005,797
Silicon Motion Technology Corporation		229,552	10,557,096
Teradyne Incorporated		841,804	20,523,182

			104,508,738

Software: 10.63%
Cadence Design Systems Incorporated †		735,628	19,332,304
CyberArk Software Limited «†		287,418	14,661,192
Nuance Communications Incorporated †		814,495	13,202,964
PTC Incorporated †		496,550	24,186,951
Realpage Incorporated †		647,839	18,528,195
Secureworks Corporation Class A «†		285,547	3,526,505
SS&C Technologies Holdings Incorporated		838,360	25,159,184
Synchronoss Technologies Incorporated †		214,327	10,390,573
Talend SA †		200,949	4,639,912
The Rubicon Project Incorporated †		681,139	5,142,599
Ultimate Software Group Incorporated †		54,951	11,261,108
Zendesk Incorporated †		520,474	11,080,891

			161,112,378

Materials: 2.71%

Construction Materials: 0.81%
Forterra Incorporated †		616,847	12,219,739

Metals & Mining: 0.99%
Steel Dynamics Incorporated		421,999	14,972,525

Paper & Forest Products: 0.91%
Boise Cascade Company †		607,382	13,848,310

Real Estate: 1.11%

Equity REITs: 1.11%
QTS Realty Trust Incorporated Class A		359,619	16,830,162

Total Common Stocks (Cost $1,226,035,864)			1,441,611,868

Yield
Short-Term Investments: 15.86%

Investment Companies: 15.86%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	165,095,831	165,112,340
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	75,190,164	75,190,164

Total Short-Term Investments (Cost $240,287,228)			240,302,504

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

		Value
Total investments in securities (Cost $1,466,323,092) *	110.99%	$1,681,914,372
Other assets and liabilities, net	(10.99)	(166,551,894)

Total net assets	100.00%	$1,515,362,478

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,510,671,686 and unrealized gains (losses) consists of:

Gross unrealized gains	$279,923,404
Gross unrealized losses	(108,680,718)

Net unrealized gains	$171,242,686

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.67%

Consumer Discretionary: 17.61%

Auto Components: 1.81%
Metaldyne Performance Group Incorporated	93,100	$1,880,620
Visteon Corporation	27,790	2,186,239

		4,066,859

Automobiles: 0.99%
Thor Industries Incorporated	22,110	2,223,603

Diversified Consumer Services: 1.18%
DeVry Incorporated «	89,060	2,658,441

Hotels, Restaurants & Leisure: 3.99%
ClubCorp Holdings Incorporated	155,424	2,020,512
Eldorado Resorts Incorporated «†	165,790	2,279,613
Penn National Gaming Incorporated †	190,030	2,523,598
Red Robin Gourmet Burgers Incorporated †	41,970	2,159,357

		8,983,080

Household Durables: 2.60%
Century Communities Incorporated †	90,546	1,878,830
Taylor Morrison Home Corporation Class A †	115,990	2,297,762
TRI Pointe Homes Incorporated †	144,881	1,683,517

		5,860,109

Internet & Direct Marketing Retail: 0.80%
1-800-Flowers.com Incorporated Class A †	170,400	1,797,720

Media: 2.38%
Lions Gate Entertainment Corporation «	141,820	3,318,588
Scholastic Corporation	45,933	2,025,186

		5,343,774

Specialty Retail: 2.10%
Asbury Automotive Group Incorporated †	29,609	1,739,529
GNC Holdings Incorporated Class A	56,970	823,217
Urban Outfitters Incorporated †	68,450	2,163,020

		4,725,766

Textiles, Apparel & Luxury Goods: 1.76%
G-III Apparel Group Limited †	60,000	1,629,600
Oxford Industries Incorporated	32,000	2,325,120

		3,954,720

Consumer Staples: 2.14%

Food & Staples Retailing: 1.16%
The Andersons Incorporated	24,425	961,124
United Natural Foods Incorporated †	35,120	1,648,884

		2,610,008

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Food Products: 0.98%
Darling Ingredients Incorporated †	163,010	$2,202,265

Energy: 5.04%

Energy Equipment & Services: 1.80%
RPC Incorporated «	98,300	1,973,864
Unit Corporation †	85,160	2,069,388

		4,043,252

Oil, Gas & Consumable Fuels: 3.24%
Callon Petroleum Company †	114,600	2,021,544
Carrizo Oil & Gas Incorporated †	41,000	1,735,940
Delek US Holdings Incorporated	112,900	2,270,419
Scorpio Tankers Incorporated	301,400	1,274,922

		7,302,825

Financials: 27.50%

Banks: 19.50%
BancorpSouth Incorporated	78,592	2,243,802
Cathay General Bancorp	67,300	2,362,230
Chemical Financial Corporation	50,895	2,640,433
ConnectOne Bancorp Incorporated	74,920	1,760,620
Customers Bancorp Incorporated †	61,700	1,881,850
FCB Financial Holdings Class A †	58,700	2,597,475
Great Western Bancorp Incorporated	63,140	2,525,600
Independent Bank Group Incorporated	48,700	2,926,870
MB Financial Incorporated	56,400	2,440,428
Pinnacle Financial Partners Incorporated	36,560	2,358,120
Renasant Corporation	69,700	2,889,762
Sterling BanCorp	100,673	2,290,311
Umpqua Holdings Corporation	120,400	2,139,508
United Community Bank	92,800	2,522,304
Webster Financial Corporation	51,537	2,556,751
Western Alliance Bancorp †	58,678	2,741,436
Wintrust Financial Corporation	36,977	2,434,566
Yadkin Financial Corporation	77,800	2,548,728

		43,860,794

Capital Markets: 1.37%
Stifel Financial Corporation †	61,893	3,085,366

Consumer Finance: 1.00%
PRA Group Incorporated †	62,470	2,245,797

Insurance: 4.66%
American Equity Investment Life Holding Company	93,208	1,932,202
Horace Mann Educators Corporation	66,210	2,658,332
Kemper Corporation	54,310	2,223,995
OneBeacon Insurance Group Limited Class A	95,256	1,462,180
Primerica Incorporated	31,363	2,217,364

		10,494,073

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	73

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Thrifts & Mortgage Finance: 0.97%
Bofi Holding Incorporated «†	92,300	$2,181,049

Health Care: 5.69%

Health Care Equipment & Supplies: 0.80%
Merit Medical Systems Incorporated †	76,410	1,799,456

Health Care Providers & Services: 4.89%
Magellan Health Services Incorporated †	37,120	2,702,336
Molina Healthcare Incorporated †	44,540	2,354,384
Owens & Minor Incorporated	45,850	1,554,774
PharMerica Corporation †	103,710	2,494,226
Select Medical Holdings Corporation †	155,120	1,884,708

		10,990,428

Industrials: 10.21%

Aerospace & Defense: 0.97%
Triumph Group Incorporated	78,360	2,178,408

Commercial Services & Supplies: 3.05%
Interface Incorporated	131,220	2,283,228
LSC Communications Incorporated	96,461	1,990,955
West Corporation	108,110	2,579,505

		6,853,688

Construction & Engineering: 2.87%
Argan Incorporated	36,932	2,232,539
KBR Incorporated	107,290	1,792,816
Tutor Perini Corporation †	92,895	2,424,560

		6,449,915

Electrical Equipment: 0.89%
Generac Holdings Incorporated †	49,090	2,011,708

Professional Services: 1.23%
Korn/Ferry International	108,560	2,755,253

Trading Companies & Distributors: 1.20%
Air Lease Corporation	75,500	2,707,430

Information Technology: 13.59%

Communications Equipment: 1.95%
Comtech Telecommunications Corporation	151,970	1,747,655
NetScout Systems Incorporated †	84,350	2,631,720

		4,379,375

Electronic Equipment, Instruments & Components: 3.30%
Anixter International Incorporated †	26,120	2,041,278
Jabil Circuit Incorporated	123,910	2,620,697
VeriFone Systems Incorporated †	98,000	1,655,220
Vishay Intertechnology Incorporated	72,381	1,098,418

		7,415,613

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

IT Services: 1.13%
Cardtronics Incorporated †	51,610	$2,553,147

Semiconductors & Semiconductor Equipment: 4.47%
Cirrus Logic Incorporated †	60,070	3,303,850
Integrated Device Technology Incorporated †	72,814	1,703,848
MKS Instruments Incorporated	36,870	2,121,869
Veeco Instruments Incorporated †	110,140	2,935,231

		10,064,798

Software: 2.27%
Nuance Communications Incorporated †	147,450	2,390,165
Tivo Corporation †	134,460	2,722,815

		5,112,980

Technology Hardware, Storage & Peripherals: 0.47%
Avid Technology Incorporated †	250,880	1,056,205

Materials: 3.18%

Chemicals: 2.04%
A. Schulman Incorporated	78,000	2,597,400
Cabot Corporation	39,200	1,996,456

		4,593,856

Metals & Mining: 1.14%
Ferroglobe plc (a)	224,340	0
Ferroglobe plc	224,340	2,559,719

		2,559,719

Real Estate: 9.20%

Equity REITs: 8.41%
Brandywine Realty Trust	139,500	2,141,325
Corporate Office Properties Trust	75,600	2,163,672
Cousins Properties Incorporated	281,500	2,226,665
Equity Commonwealth †	76,200	2,215,896
Four Corners Property Trust Incorporated	123,100	2,361,058
Kite Realty Group Trust	83,100	1,998,555
Pennsylvania Real Estate Investment Trust	94,500	1,811,565
Ramco-Gershenson Properties Trust	101,721	1,726,205
Sunstone Hotel Investors Incorporated	156,680	2,278,127

		18,923,068

Real Estate Management & Development: 0.79%
Alexander & Baldwin Incorporated	40,281	1,775,184

Utilities: 3.51%

Electric Utilities: 2.70%
El Paso Electric Company	45,031	2,028,647
PNM Resources Incorporated	61,127	1,931,613
Portland General Electric Company	50,924	2,118,438

		6,078,698

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	75

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Gas Utilities: 0.81%
Southwest Gas Corporation			24,490	$1,815,436

Total Common Stocks (Cost $181,313,891)				219,713,866

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		2-15-2017	9,104	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 6.71%

Investment Companies: 6.71%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		11,761,436	11,762,612
Wells Fargo Government Money Market Fund Select Class (u)	0.31		3,332,087	3,332,087

Total Short-Term Investments (Cost $15,094,012)				15,094,699

Total investments in securities (Cost $196,407,903) *	104.38%	234,808,565
Other assets and liabilities, net	(4.38)	(9,860,757)

Total net assets	100.00%	$224,947,808

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $198,335,771 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,949,979
Gross unrealized losses	(9,477,185)

Net unrealized gains	$36,472,794

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.20%
FHLMC	1.24-7.00%	8-1-2017 to 12-13-2046	$160,588,888	$169,079,765	3.22%
FHLMC %%	3.00	12-13-2046	44,100,000	43,838,156	0.84
FHLMC	3.50	7-1-2032	14,165,419	14,699,881	0.28
FHLMC	4.00	8-1-2044	18,453,037	19,619,382	0.38
FHLMC Series 300 Class 300	3.00	1-15-2043	14,386,497	14,443,906	0.28
FNMA	0.00-8.12	4-1-2017 to 11-1-2046	479,910,237	504,096,462	9.68
FNMA	3.00	6-1-2031	14,469,882	14,930,795	0.29
FNMA %%	3.00	12-13-2046	34,100,000	33,918,844	0.65
FNMA %%	3.00	1-18-2047	110,500,000	109,684,200	2.10
FNMA	3.50	6-1-2045	17,691,683	18,218,372	0.35
FNMA %%	3.50	12-13-2046	86,500,000	88,743,594	1.70
FNMA %%	3.50	1-18-2047	23,600,000	24,202,343	0.46
FNMA %%	4.00	12-13-2046	23,500,000	24,722,207	0.47
FNMA	4.50	2-1-2044	13,480,624	14,806,106	0.28
FNMA	4.50	3-1-2046	14,991,505	16,378,521	0.31
FNMA Series 2015-18 Class HE	4.00	9-25-2041	14,738,307	15,668,393	0.30
GNMA %%	3.00	12-20-2046	35,200,000	35,699,125	0.68
GNMA %%	3.50	12-20-2046	105,500,000	109,715,875	2.10
GNMA	3.50-5.00	3-15-2041 to 12-20-2046	66,644,891	71,970,810	1.37
Other securities				75,256,391	1.46

Total Agency Securities (Cost $1,436,765,054)				1,419,693,128	27.20

Asset-Backed Securities: 12.48%
Capital Auto Receivables Asset Trust	1.39-2.01	2-20-2018 to 10-20-2020	60,002,588	60,131,465	1.14
SLM Student Loan Trust	0.92-3.74	4-25-2019 to 1-25-2072	138,293,380	134,680,958	2.60
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	16,726,000	16,451,744	0.31
Other securities				440,050,191	8.43

Total Asset-Backed Securities (Cost $652,378,051)				651,314,358	12.48

Corporate Bonds and Notes: 18.61%

Consumer Discretionary: 1.07%

Automobiles: 0.09%
Other securities				4,584,220	0.09

Hotels, Restaurants & Leisure: 0.17%
Other securities				8,773,757	0.17

Household Durables: 0.14%
Other securities				7,599,477	0.14

Media: 0.67%
Other securities				34,860,933	0.67

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Staples: 1.18%

Beverages: 0.26%
Other securities				$13,789,725	0.26%

Food & Staples Retailing: 0.15%
Other securities				7,948,054	0.15

Food Products: 0.63%
Other securities				32,710,454	0.63

Tobacco: 0.14%
Other securities				7,009,791	0.14

Energy: 1.98%

Energy Equipment & Services: 0.06%
Other securities				3,186,815	0.06

Oil, Gas & Consumable Fuels: 1.92%
Other securities				100,232,644	1.92

Financials: 5.42%

Banks: 1.85%
Bank of America Corporation	3.25%	10-21-2027	$17,750,000	16,951,747	0.32
Other securities				79,753,520	1.53

				96,705,267	1.85

Capital Markets: 1.49%
Morgan Stanley	2.63	11-17-2021	15,250,000	15,073,405	0.29
Other securities				62,346,176	1.20

				77,419,581	1.49

Consumer Finance: 0.98%
Other securities				51,170,711	0.98

Diversified Financial Services: 0.18%
Other securities				9,340,849	0.18

Insurance: 0.92%
Other securities				48,059,262	0.92

Health Care: 1.37%

Biotechnology: 0.67%
Other securities				34,688,992	0.67

Health Care Providers & Services: 0.15%
Other securities				7,647,661	0.15

Life Sciences Tools & Services: 0.10%
Other securities				5,433,610	0.10

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Pharmaceuticals: 0.45%
Other securities	$23,649,922	0.45%

Industrials: 1.11%

Aerospace & Defense: 0.51%
Other securities	26,595,110	0.51

Air Freight & Logistics: 0.10%
Other securities	5,034,524	0.10

Construction & Engineering: 0.05%
Other securities	2,424,627	0.05

Machinery: 0.08%
Other securities	4,410,650	0.08

Road & Rail: 0.37%
Other securities	19,583,744	0.37

Information Technology: 2.28%

Communications Equipment: 0.64%
Other securities	33,600,473	0.64

IT Services: 0.31%
Other securities	16,013,261	0.31

Semiconductors & Semiconductor Equipment: 0.36%
Other securities	18,933,701	0.36

Software: 0.69%
Other securities	35,714,356	0.69

Technology Hardware, Storage & Peripherals: 0.28%
Other securities	14,574,189	0.28

Materials: 0.38%

Chemicals: 0.26%
Other securities	13,555,869	0.26

Containers & Packaging: 0.08%
Other securities	4,416,591	0.08

Metals & Mining: 0.04%
Other securities	1,958,873	0.04

Real Estate: 0.58%

Equity REITs: 0.45%
Other securities	23,783,659	0.45

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Real Estate Management & Development: 0.13%
Other securities	$6,606,640	0.13%

Telecommunication Services: 1.38%

Diversified Telecommunication Services: 1.26%
Other securities	65,888,791	1.26

Wireless Telecommunication Services: 0.12%
Other securities	6,305,725	0.12

Utilities: 1.86%

Electric Utilities: 1.25%
Other securities	65,133,988	1.25

Gas Utilities: 0.09%
Other securities	4,755,915	0.09

Independent Power & Renewable Electricity Producers: 0.07%
Other securities	3,744,067	0.07

Multi-Utilities: 0.45%
Other securities	23,452,864	0.45

Total Corporate Bonds and Notes (Cost $990,186,671)	971,299,342	18.61

Government Agency Debt: 0.39%
Other securities	20,555,046	0.39

Total Government Agency Debt (Cost $21,113,777)	20,555,046	0.39

Municipal Obligations: 0.76%

California: 0.23%
Other securities	12,140,785	0.23

Nevada: 0.12%
Other securities	6,354,442	0.12

New Jersey: 0.11%
Other securities	5,526,055	0.11

New York: 0.13%
Other securities	6,614,413	0.13

Ohio: 0.04%
Other securities	1,933,085	0.04

Texas: 0.13%
Other securities	6,929,864	0.13

Total Municipal Obligations (Cost $34,858,655)	39,498,644	0.76

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage-Backed Securities: 5.49%
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34%	9-15-2034	$14,672,000	$14,497,770	0.28%
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	13,972,000	13,948,459	0.27
Other securities				258,081,189	4.94

Total Non-Agency Mortgage-Backed Securities (Cost $289,024,528)				286,527,418	5.49

U.S. Treasury Securities: 34.66%
U.S. Treasury Bond «	2.25	8-15-2046	73,660,000	62,038,441	1.19
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	43,983,794	0.84
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	34,089,298	0.65
U.S. Treasury Bond	2.88	11-15-2046	26,020,000	25,174,350	0.48
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,579,219	0.53
U.S. Treasury Note	0.75	7-31-2018	87,096,000	86,629,862	1.66
U.S. Treasury Note ##	0.75	9-30-2018	279,439,000	277,616,219	5.32
U.S. Treasury Note	0.75-2.00	10-31-2018 to 11-30-2023	29,024,000	28,771,763	0.55
U.S. Treasury Note	0.88	7-15-2018	27,343,000	27,266,111	0.52
U.S. Treasury Note	1.00	11-30-2018	42,967,000	42,862,934	0.82
U.S. Treasury Note	1.00	10-15-2019	168,848,000	167,001,141	3.20
U.S. Treasury Note	1.00	11-15-2019	150,115,000	148,379,370	2.84
U.S. Treasury Note	1.13	6-15-2018	17,877,000	17,897,952	0.34
U.S. Treasury Note	1.13	6-30-2021	51,083,000	49,488,648	0.95
U.S. Treasury Note	1.13	7-31-2021	16,549,000	16,013,739	0.31
U.S. Treasury Note	1.13	9-30-2021	61,169,000	59,071,087	1.13
U.S. Treasury Note	1.25	12-15-2018	23,639,000	23,687,933	0.45
U.S. Treasury Note	1.25	10-31-2021	43,614,000	42,336,241	0.81
U.S. Treasury Note	1.38	2-29-2020	16,496,000	16,426,403	0.31
U.S. Treasury Note	1.38	1-31-2021	74,478,000	73,325,900	1.41
U.S. Treasury Note	1.38	4-30-2021	55,396,000	54,383,306	1.04
U.S. Treasury Note «	1.50	8-15-2026	172,381,000	158,933,903	3.05
U.S. Treasury Note	1.63	5-15-2026	6,515,000	6,089,492	0.12
U.S. Treasury Note	1.75	11-30-2021	44,442,000	44,235,434	0.85
U.S. Treasury Note	2.00	8-31-2021	33,853,000	34,032,827	0.65
U.S. Treasury Note	2.00	10-31-2021	47,323,000	47,530,038	0.91
U.S. Treasury Note	2.00	11-15-2026	28,004,000	27,046,823	0.52
U.S. Treasury Note ##	2.13	8-15-2021	149,754,000	151,427,052	2.90
U.S. Treasury Note	2.13	9-30-2021	15,782,000	15,948,453	0.31

Total U.S. Treasury Securities (Cost $1,852,142,157)				1,809,267,733	34.66

Yankee Corporate Bonds and Notes: 6.05%

Consumer Discretionary: 0.08%

Media: 0.08%
Other securities				4,062,162	0.08

Energy: 0.85%

Oil, Gas & Consumable Fuels: 0.85%
Other securities				44,580,982	0.85

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	81

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 3.92%

Banks: 2.56%
HSBC Holdings plc	2.65%	1-5-2022	$13,920,000	$13,542,587	0.26%
KFW	1.00	7-15-2019	28,907,000	28,466,226	0.54
Other securities				91,792,637	1.76

				133,801,450	2.56

Capital Markets: 0.25%
Other securities				12,994,394	0.25

Diversified Financial Services: 0.98%
Other securities				51,217,702	0.98

Insurance: 0.02%
Other securities				924,177	0.02

Thrifts & Mortgage Finance: 0.11%
Other securities				5,698,968	0.11

Health Care: 0.65%

Pharmaceuticals: 0.65%
Other securities				33,764,288	0.65

Industrials: 0.18%

Chemicals: 0.18%
Other securities				9,187,406	0.18

Materials: 0.13%

Metals & Mining: 0.13%
Other securities				6,541,034	0.13

Utilities: 0.24%

Electric Utilities: 0.24%
Other securities				12,785,354	0.24

Total Yankee Corporate Bonds and Notes (Cost $324,477,592)				315,557,917	6.05

Yankee Government Bonds: 1.49%
Other securities				77,693,478	1.49

Total Yankee Government Bonds (Cost $80,078,070)				77,693,478	1.49

	Yield		Shares
Short-Term Investments: 7.06%

Investment Companies: 7.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		230,736,112	230,759,186	4.42
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		137,895,059	137,895,059	2.64

Total Short-Term Investments (Cost $368,654,047)				368,654,245	7.06

Total investments in securities (Cost $6,049,678,602) *				5,960,061,309	114.19%
Other assets and liabilities, net				(740,715,159)	(14.19)

Total net assets				$5,219,346,150	100.00%

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

%%	Security issued on a when-issued basis

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,074,405,459 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,025,520
Gross unrealized losses	(129,369,670)

Net unrealized losses	$(114,344,150)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 33.01%
FHLMC	3.00%	7-1-2046	$738,895	$736,534
FHLMC	3.00	7-1-2046	1,025,977	1,022,383
FHLMC	3.50	9-1-2032	912,614	949,097
FHLMC	3.50	4-1-2043	1,508,145	1,552,553
FHLMC	3.50	5-1-2044	681,557	702,738
FHLMC	3.50	6-1-2046	582,994	599,497
FHLMC	4.00	4-1-2044	844,413	898,452
FHLMC	4.00	8-1-2044	616,781	653,923
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.08	9-25-2029	48,993	51,306
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,021,525	1,183,022
FNMA	2.50	8-1-2031	510,875	513,419
FNMA	2.51	9-1-2024	964,843	967,661
FNMA	2.57	9-1-2019	523,121	532,656
FNMA	2.57	9-1-2019	523,868	533,416
FNMA	2.69	5-1-2023	593,276	601,155
FNMA	2.73	1-1-2023	571,508	580,621
FNMA	2.73	9-1-2023	588,050	594,906
FNMA	2.76	4-1-2021	1,084,948	1,098,484
FNMA	2.78	10-1-2020	550,000	564,410
FNMA	2.85	12-1-2023	590,000	598,319
FNMA	2.96	6-1-2022	516,389	520,249
FNMA	3.00	12-1-2032	63,479	64,841
FNMA	3.00	7-1-2046	593,146	591,614
FNMA	3.05	11-1-2022	537,148	553,354
FNMA	3.07	2-1-2026	360,000	367,148
FNMA	3.08	1-1-2026	480,000	489,963
FNMA	3.31	6-1-2021	550,000	570,804
FNMA	3.35	1-1-2028	280,000	288,079
FNMA	3.50	9-1-2032	1,699,988	1,766,962
FNMA	3.50	10-1-2032	896,883	932,384
FNMA	3.50	11-1-2042	350,267	361,199
FNMA	3.50	11-1-2042	451,041	463,025
FNMA	3.50	2-1-2043	250,129	256,773
FNMA	3.50	4-1-2046	287,117	295,632
FNMA	5.00	9-1-2033	223,304	246,806
FNMA	5.50	2-1-2036	258,710	274,877
FNMA Series 2002-90 Class A2	6.50	11-25-2042	401,304	447,961
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	199,417	226,988
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,790,229	2,016,434
FNMA Series 2003-86 Class PT	4.50	9-25-2018	143,845	146,592
FNMA Series 2003-W4 Class 3A ±	6.25	10-25-2042	274,341	308,019
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	765,394	845,360
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,092,834	1,234,486
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	178,577	206,034
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,056,469	1,230,480
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	350,477	402,884
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	266,057	269,493
GNMA	6.50	10-15-2023	26,521	30,281
GNMA	6.50	11-15-2023	12,625	14,415
GNMA	6.50	11-15-2023	3,322	3,793

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2023	$15,269	$17,434
GNMA	6.50	1-15-2024	32,351	36,938
GNMA	7.00	8-15-2027	86,056	99,764
SBA Series 2006-20B Class 1	5.35	2-1-2026	415,954	448,403
SBA Series 2006-20H Class 1	5.70	8-1-2026	235,823	259,150
SBA Series 2007-20J Class 1	5.57	10-1-2027	547,713	602,865
SBA Series 2013-20A Class 1	2.13	1-1-2033	465,719	456,989
SBA Series 2013-20J Class 1	3.37	10-1-2033	490,473	511,327
SBA Series 2014-10A Class 1	3.19	3-10-2024	681,330	706,471
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,060,564	1,100,494
SBA Series 2014-20A Class 1	3.46	1-1-2034	404,046	422,466
SBA Series 2015-10B Class 1	2.83	9-10-2025	574,441	586,193
SBA Series 2015-20C Class 1	2.72	3-1-2035	526,942	529,559
SBA Series 2015-20E Class 1	2.77	5-1-2035	823,775	828,955
SBA Series 2015-20F Class 1	2.98	6-1-2035	574,195	585,695

Total Agency Securities (Cost $36,902,080)				37,554,185

Asset-Backed Securities: 4.13%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	570,559
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	580,210
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	104,022	104,038
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	484,932	485,313
CNH Equipment Trust Series 2014-Class A3	0.84	5-15-2019	193,252	193,149
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	583,247
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	607,540
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	601,540
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.26	10-25-2035	551,777	537,107
South Carolina Student Loan Corporation Series 2014-1 Class B ±	2.03	8-1-2035	500,000	437,027

Total Asset-Backed Securities (Cost $4,735,382)				4,699,730

Corporate Bonds and Notes: 31.33%

Consumer Discretionary: 4.19%

Auto Components: 0.35%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	403,000

Automobiles: 0.37%
General Motors Company	4.88	10-2-2023	400,000	417,457

Diversified Consumer Services: 2.14%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	209,969
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	760,034
Northwestern University	3.69	12-1-2038	530,000	529,308
President and Fellows of Harvard College	3.53	10-1-2031	250,000	247,718
Service Corporation International	5.38	1-15-2022	360,000	372,600
University of Southern California	3.03	10-1-2039	350,000	309,192

				2,428,821

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.93%
Charter Communications 144A	4.91%	7-23-2025	$325,000	$338,789
Lamar Media Corporation	5.88	2-1-2022	315,000	324,450
Time Warner Incorporated	3.40	6-15-2022	140,000	140,795
Time Warner Incorporated	3.60	7-15-2025	260,000	256,810

				1,060,844

Textiles, Apparel & Luxury Goods: 0.40%
Hanesbrands Incorporated 144A	4.63	5-15-2024	200,000	200,000
The William Carter Company	5.25	8-15-2021	250,000	259,000

				459,000

Consumer Staples: 0.86%

Beverages: 0.12%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	140,675

Food & Staples Retailing: 0.34%
CVS Health Corporation	3.50	7-20-2022	120,000	123,128
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	250,000	261,021

				384,149

Food Products: 0.40%
Ingredion Incorporated	3.20	10-1-2026	150,000	145,800
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	306,650

				452,450

Energy: 4.08%

Energy Equipment & Services: 0.14%
Halliburton Company	3.80	11-15-2025	160,000	160,468

Oil, Gas & Consumable Fuels: 3.94%
Anadarko Petroleum Corporation «	5.55	3-15-2026	150,000	163,657
Chevron Corporation	2.95	5-16-2026	250,000	245,027
Chevron Corporation	3.19	6-24-2023	250,000	254,635
Cimarex Energy Company	5.88	5-1-2022	350,000	365,027
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	211,117
Concho Resources Incorporated	6.50	1-15-2022	375,000	389,063
ConocoPhillips Company	3.35	11-15-2024	370,000	363,208
Devon Energy Corporation	5.85	12-15-2025	130,000	143,730
EQT Corporation	8.13	6-1-2019	400,000	450,599
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	228,885
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	185,842
Marathon Oil Corporation «	3.85	6-1-2025	410,000	380,860
Newfield Exploration Company	5.38	1-1-2026	75,000	76,155
Newfield Exploration Company	5.63	7-1-2024	249,000	256,781
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	198,738
Plains All American Pipeline LP	4.65	10-15-2025	400,000	402,120
Southwestern Energy Company	6.70	1-23-2025	175,000	173,250

				4,488,694

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 6.92%

Banks: 2.78%
Bank of America Corporation	3.95%	4-21-2025	$120,000	$118,820
Bank of America Corporation	4.00	4-1-2024	700,000	722,827
Citigroup Incorporated	3.30	4-27-2025	130,000	127,228
Citigroup Incorporated	3.40	5-1-2026	250,000	242,697
Citigroup Incorporated	4.40	6-10-2025	100,000	102,013
CoreStates Capital Trust II 144A±	1.53	1-15-2027	750,000	664,688
National Capital Commerce Incorporated ±(i)	1.83	4-1-2027	400,000	332,000
NTC Capital Trust Series A ±	1.40	1-15-2027	450,000	405,563
PNC Bank	3.25	6-1-2025	250,000	250,059
US Bancorp	2.95	7-15-2022	200,000	201,563

				3,167,458

Capital Markets: 1.35%
Goldman Sachs Capital II ±	4.00	12-29-2049	6,000	4,781
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	263,497
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	121,284
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	225,721
Morgan Stanley	3.70	10-23-2024	100,000	101,223
Morgan Stanley	3.95	4-23-2027	180,000	177,900
Morgan Stanley	5.50	7-24-2020	350,000	383,422
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	251,899

				1,529,727

Consumer Finance: 0.37%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	157,473
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	261,987

				419,460

Diversified Financial Services: 0.77%
Abay Leasing 2014 LLC	2.65	11-9-2026	479,167	486,737
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	389,025

				875,762

Insurance: 1.65%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	209,067
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	814,437
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	637,949
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	216,807

				1,878,260

Health Care: 3.19%

Health Care Equipment & Supplies: 0.56%
Becton Dickinson & Company	3.73	12-15-2024	134,000	137,074
C.R. Bard Incorporated	3.00	5-15-2026	170,000	162,793
Medtronic Incorporated	3.15	3-15-2022	130,000	133,181
Teleflex Incorporated	4.88	6-1-2026	200,000	198,000

				631,048

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 2.07%
Allina Health System Incorporated	4.81%	11-15-2045	$235,000	$251,968
Ascension Health	3.95	11-15-2046	225,000	215,757
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,098
Mayo Clinic	3.77	11-15-2043	120,000	112,355
Mednax Incorporated 144A	5.25	12-1-2023	475,000	482,125
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	367,499
Texas Health Resources	4.33	11-15-2055	375,000	371,782
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	263,223
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	169,905

				2,359,712

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	152,392

Pharmaceuticals: 0.43%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	237,523
EMD Finance LLC 144A	2.95	3-19-2022	250,000	249,550

				487,073

Industrials: 2.77%

Aerospace & Defense: 0.09%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	102,475

Commercial Services & Supplies: 0.32%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	357,875

Construction & Engineering: 0.20%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	226,951

Machinery: 1.86%
Actuant Corporation	5.63	6-15-2022	425,000	437,219
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	384,125
Deere & Company	2.60	6-8-2022	340,000	340,038
Fortive Corporation 144A	3.15	6-15-2026	240,000	235,532
Oshkosh Corporation	5.38	3-1-2022	375,000	390,938
Vessel Management Services Incorporated	3.43	8-15-2036	340,000	330,454

				2,118,306

Road & Rail: 0.30%
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	154,244
Union Pacific Corporation	7.88	1-15-2019	171,000	191,623

				345,867

Information Technology: 1.06%

IT Services: 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	107,943

Semiconductors & Semiconductor Equipment: 0.24%
Micron Technology Incorporated 144A	7.50	9-15-2023	245,000	269,500

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.39%
Oracle Corporation	2.50%	5-15-2022	$220,000	$217,701
Oracle Corporation	3.40	7-8-2024	220,000	223,986

				441,687

Technology Hardware, Storage & Peripherals: 0.34%
Hewlett Packard Enterprise Company 144A	5.15	10-15-2025	375,000	383,070

Materials: 1.70%

Chemicals: 0.61%
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	390,000	412,425
Valspar Corporation	3.30	2-1-2025	100,000	95,862
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	191,013

				699,300

Containers & Packaging: 0.50%
Ball Corporation	5.00	3-15-2022	350,000	368,375
International Paper Company	3.00	2-15-2027	210,000	196,120

				564,495

Metals & Mining: 0.28%
Alcoa Incorporated «	5.40	4-15-2021	300,000	316,875

Paper & Forest Products: 0.31%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	349,960

Real Estate: 3.19%

Equity REITs: 3.19%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	238,759
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	189,616
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,571
Boston Properties LP	3.70	11-15-2018	180,000	185,845
Boston Properties LP	5.88	10-15-2019	200,000	218,864
Duke Realty LP	3.25	6-30-2026	130,000	125,637
Duke Realty LP	3.88	10-15-2022	150,000	156,258
ERP Operating LP	4.63	12-15-2021	281,000	305,169
Liberty Property LP	3.75	4-1-2025	100,000	100,431
Potlatch Corporation	7.50	11-1-2019	310,000	339,450
ProLogis LP	3.75	11-1-2025	170,000	174,710
Realty Income Corporation	4.65	8-1-2023	370,000	396,471
Simon Property Group LP	3.38	10-1-2024	300,000	303,349
UDR Incorporated	4.63	1-10-2022	260,000	279,318
Ventas Realty LP	3.50	2-1-2025	150,000	147,758
Vornado Realty LP	2.50	6-30-2019	200,000	200,709
Weingarten Realty Investors	3.25	8-15-2026	240,000	226,796

				3,630,711

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.77%

Diversified Telecommunication Services: 0.77%
AT&T Incorporated	4.75%	5-15-2046	$280,000	$260,833
Verizon Communications Incorporated	2.63	8-15-2026	130,000	119,723
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,414
Verizon Communications Incorporated	5.15	9-15-2023	350,000	387,136

				878,106

Utilities: 2.60%

Electric Utilities: 1.95%
Great River Energy 144A	5.83	7-1-2017	129,702	131,767
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	354,375
ITC Holdings Corporation	3.65	6-15-2024	120,000	120,192
Monongahela Power Company 144A	4.10	4-15-2024	380,000	397,222
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	374,345
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	350,625
PacifiCorp	3.35	7-1-2025	130,000	132,807
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	151,817	153,715
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	203,741

				2,218,789

Gas Utilities: 0.65%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	393,750
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	346,272

				740,022

Total Corporate Bonds and Notes (Cost $35,076,594)				35,648,382

Municipal Obligations: 7.98%

Alaska: 0.27%
Alaska Taxable Build America Bonds Series 2010A (GO Revenue)	5.74	8-1-2033	250,000	306,980

Arizona: 0.09%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	100,000	101,562

Georgia: 0.52%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	589,275

Indiana: 0.19%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	217,244

Maryland: 0.26%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	300,279

Massachusetts: 0.72%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	429,804
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	390,919

				820,723

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.26%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.51%	8-27-2029	$298,636	$295,243

New Jersey: 1.07%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,210,611

North Carolina: 1.03%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	384,144
North Carolina Education Assistance Authority Student Loan 2011-1 Series A3 (Education Revenue)	1.78	10-25-2041	650,000	641,797
University of North Carolina Chapel Hill Refunding Bonds Series 2016C (Education Revenue)	3.33	12-1-2036	150,000	146,888

				1,172,829

Ohio: 0.57%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	391,817
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	261,330

				653,147

Oklahoma: 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	391,226

Texas: 0.97%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	394,046
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	495,625
Texas State A&M University (Education Revenue)	3.11	5-15-2028	220,000	215,054

				1,104,725

Virginia: 0.20%
Virginia State HDA (Housing Revenue)	3.10	6-25-2041	232,393	229,728

Washington: 0.95%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	261,418
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	428,264
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	325,000	385,011

				1,074,693

West Virginia: 0.44%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	498,152

Wisconsin: 0.10%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	112,387

Total Municipal Obligations (Cost $8,666,179)				9,078,804

Non-Agency Mortgage-Backed Securities: 12.85%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	745,013
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	569,718
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	629,503
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	659,103
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	579,303

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	91

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19%	11-10-2023	$600,000	$648,600
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	645,617
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.98	6-25-2034	477,094	480,236
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	492,412	533,678
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	577,937
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	585,729
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	215,356
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	216,150
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	668,607
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	380,035
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	413,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	569,232
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	502,071
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	575,437
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	546,547
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	572,403
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	500,171
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	927,781	926,982
Sequoia Mortgage Trust Series 10 Class 1A ±	1.36	10-20-2027	241,147	234,985
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±	2.75	8-25-2055	398,622	399,182
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	8-25-2055	578,924	575,353
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	672,195

Total Non-Agency Mortgage-Backed Securities (Cost $14,588,079)				14,622,957

U.S. Treasury Securities: 1.82%
U.S. Treasury Bond «	2.25	8-15-2046	1,075,000	905,394
U.S. Treasury Bond	2.88	11-15-2046	1,200,000	1,161,000

Total U.S. Treasury Securities (Cost $2,187,971)				2,066,394

Yankee Corporate Bonds and Notes: 5.42%

Consumer Discretionary: 0.30%

Media: 0.30%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	341,580

Energy: 1.73%

Energy Equipment & Services: 0.36%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	403,976

Oil, Gas & Consumable Fuels: 1.37%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,626
BP Capital Markets plc	4.50	10-1-2020	350,000	375,578
Petroleos Mexicanos	2.29	2-15-2024	206,250	207,556
Petroleos Mexicanos	2.83	2-15-2024	431,250	442,215
Petroleos Mexicanos	6.38	1-23-2045	250,000	215,000
Total Capital International SA	3.70	1-15-2024	200,000	207,392

				1,561,367

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.46%

Banks: 0.77%
Bank of Nova Scotia	4.50%	12-16-2025	$250,000	$253,936
Credit Suisse New York	3.63	9-9-2024	250,000	251,050
HSBC Holdings plc	3.60	5-25-2023	250,000	250,881
Royal Bank of Canada	4.65	1-27-2026	120,000	125,542

				881,409

Diversified Financial Services: 0.69%
Shell International Finance BV	3.25	5-11-2025	200,000	199,185
Shell International Finance BV	3.40	8-12-2023	370,000	376,760
Tyco Electronics Group SA	3.50	2-3-2022	200,000	206,215

				782,160

Health Care: 0.32%

Pharmaceuticals: 0.32%
Actavis Funding SCS	4.55	3-15-2035	230,000	225,353
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	143,994

				369,347

Industrials: 0.57%

Aerospace & Defense: 0.44%
BAE Systems plc 144A	4.75	10-11-2021	470,000	505,984

Road & Rail: 0.13%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	146,523

Information Technology: 0.70%

Semiconductors & Semiconductor Equipment: 0.34%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	378,732

Technology Hardware, Storage & Peripherals: 0.36%
Seagate HDD	4.75	6-1-2023	425,000	412,781

Telecommunication Services: 0.34%

Wireless Telecommunication Services: 0.34%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	388,944

Total Yankee Corporate Bonds and Notes (Cost $6,070,414)				6,172,803

	Yield		Shares
Short-Term Investments: 4.06%

Investment Companies: 4.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		1,699,678	1,699,848
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31		2,919,104	2,919,104

Total Short-Term Investments (Cost $4,618,936)				4,618,952

Total investments in securities (Cost $112,845,635) *	100.60%	114,462,207
Other assets and liabilities, net	(0.60)	(680,614)

Total net assets	100.00%	$113,781,593

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	93

MANAGED FIXED INCOME PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $112,924,557 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,988,290
Gross unrealized losses	(1,450,640)

Net unrealized gains	$1,537,650

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 14.12%

Consumer Staples: 3.47%

Beverages: 0.28%
The Coca-Cola Company	5,100	$205,785

Food & Staples Retailing: 0.67%
The Kroger Company	5,132	165,764
Wal-Mart Stores Incorporated	1,718	120,999
Walgreens Boots Alliance Incorporated	2,326	197,082

		483,845

Food Products: 1.09%
Biostime International Holdings Limited «†	79,000	258,190
JBS SA	52,100	150,351
Marine Harvest ASA	4,555	81,912
Mead Johnson Nutrition Company	1,122	80,885
Mondelez International Incorporated Class A	2,537	104,626
The Hershey Company	476	46,001
The Kraft Heinz Company	889	72,587

		794,552

Household Products: 1.11%
Church & Dwight Company Incorporated	2,528	110,701
Reckitt Benckiser Group plc	4,626	391,446
The Clorox Company	502	58,011
The Procter & Gamble Company	3,032	250,019

		810,177

Personal Products: 0.08%
The Estee Lauder Companies Incorporated Class A	771	59,907

Tobacco: 0.24%
Philip Morris International	1,965	173,470

Energy: 3.70%

Energy Equipment & Services: 0.60%
AMEC Foster Wheeler plc	27,787	151,584
Halliburton Company	3,763	199,778
Schlumberger Limited	1,073	90,186

		441,548

Oil, Gas & Consumable Fuels: 3.10%
Anadarko Petroleum Corporation	2,011	139,061
BP plc	106,870	614,357
Chevron Corporation	3,127	348,848
Cimarex Energy Company	1,073	147,945
Eni SpA	32,056	446,425
EOG Resources Incorporated	1,815	186,074
Occidental Petroleum Corporation	2,104	150,141
Phillips 66 Company	1,119	92,967
Pioneer Natural Resources Company	699	133,537

		2,259,355

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	95

REAL RETURN PORTFOLIO

Security name	Shares	Value

Materials: 3.66%

Chemicals: 0.78%
Axalta Coating Systems Limited †	1,809	$47,794
Dow Chemical Company	2,028	113,000
Ecolab Incorporated	506	59,065
International Flavors & Fragrances Incorporated	493	59,678
LyondellBasell Industries NV Class A	1,018	91,946
PolyOne Corporation	1,895	62,478
PPG Industries Incorporated	788	75,593
Praxair Incorporated	500	60,150

		569,704

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	309	67,810

Containers & Packaging: 0.10%
Crown Holdings Incorporated †	1,375	74,786

Metals & Mining: 2.69%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	3,600	147,780
Barrick Gold Corporation	5,000	75,100
Detour Gold Corporation †	9,800	124,898
Fresnillo plc	6,800	102,098
Goldcorp Incorporated-U.S. Exchange Traded Shares	5,171	68,205
Kinross Gold Corporation †	20,000	66,106
Lundin Mining Corporation †	53,049	260,249
Newmont Mining Corporation	7,600	246,544
Randgold Resources Limited ADR	3,050	219,234
Royal Gold Incorporated	3,759	261,777
Silver Wheaton Corporation-U.S. Exchange Traded Shares	10,000	182,300
Steel Dynamics Incorporated	1,981	70,286
Tahoe Resources Incorporated	14,000	134,549

		1,959,126

Real Estate: 3.29%

Equity REITs: 3.29%
American Homes 4 Rent Class A	3,633	76,547
American Tower Corporation	2,796	285,947
AvalonBay Communities Incorporated	1,195	196,566
Boston Properties Incorporated	1,885	233,514
Camden Property Trust	1,746	137,428
Equinix Incorporated	439	148,716
Essex Property Trust Incorporated	472	101,914
General Growth Properties Incorporated	6,912	175,150
Hersha Hospitality Trust	1,971	39,755
Host Hotels & Resorts Incorporated	6,076	108,396
Mid-America Apartment Communities Incorporated	679	62,217
Physicians Realty Trust	12,345	223,691
Prologis Incorporated	3,416	173,874
Public Storage Incorporated	568	118,882

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name			Shares	Value

Equity REITs (continued)
Simon Property Group Incorporated			1,018	$182,884
Ventas Incorporated			2,228	134,616

				2,400,097

Total Common Stocks (Cost $9,929,361)				10,300,162

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 10.01%

Consumer Discretionary: 3.32%

Auto Components: 0.33%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	102,000
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,688
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	85,000	89,144

				241,082

Diversified Consumer Services: 0.14%
Service Corporation International	5.38	1-15-2022	100,000	103,500

Hotels, Restaurants & Leisure: 0.58%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	75,000	78,750
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	103,248
MGM Resorts International	8.63	2-1-2019	100,000	111,000
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	126,875

				419,873

Household Durables: 0.35%
CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,463
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
Lennar Corporation	4.50	6-15-2019	100,000	103,000

				256,151

Media: 1.17%
CCO Holdings LLC	6.63	1-31-2022	125,000	129,844
CSC Holdings LLC	7.63	7-15-2018	75,000	79,500
DISH DBS Corporation	4.25	4-1-2018	130,000	132,600
DISH DBS Corporation	7.88	9-1-2019	25,000	27,688
LIN Television Corporation	6.38	1-15-2021	40,000	41,400
Mediacom LLC/Mediacom Capital Corporation	7.25	2-15-2022	70,000	72,450
National CineMedia LLC	6.00	4-15-2022	100,000	103,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	77,250
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,750
TEGNA Incorporated	5.13	10-15-2019	50,000	51,267
TEGNA Incorporated	5.13	7-15-2020	30,000	30,975

				849,724

Multiline Retail: 0.14%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	103,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	97

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.36%
Best Buy Company Incorporated	5.00%	8-1-2018	$100,000	$104,795
International Game Technology	7.50	6-15-2019	50,000	54,625
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	103,625

				263,045

Textiles, Apparel & Luxury Goods: 0.25%
Levi Strauss & Company	6.88	5-1-2022	75,000	78,750
The William Carter Company	5.25	8-15-2021	100,000	103,600

				182,350

Consumer Staples: 0.70%

Beverages: 0.14%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	103,500

Food Products: 0.56%
B&G Foods Incorporated	4.63	6-1-2021	85,000	86,700
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,250
Post Holdings Incorporated 144A	6.75	12-1-2021	90,000	95,850
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	123,660

				408,460

Energy: 0.74%

Energy Equipment & Services: 0.17%
NGPL PipeCo LLC 144A	7.12	12-15-2017	120,000	124,500

Oil, Gas & Consumable Fuels: 0.57%
Crestwood Midstream Partners LP	6.00	12-15-2020	30,000	30,525
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	61,592
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	130,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	60,000	63,750
Tesoro Corporation	4.25	10-1-2017	65,000	66,056
Tesoro Logistics LP	5.88	10-1-2020	65,000	67,106

				419,029

Financials: 1.01%

Banks: 0.22%
CIT Group Incorporated	4.25	8-15-2017	105,000	106,604
CIT Group Incorporated	5.25	3-15-2018	25,000	25,856
CIT Group Incorporated 144A	5.50	2-15-2019	25,000	26,391

				158,851

Consumer Finance: 0.79%
Ally Financial Incorporated	3.75	11-18-2019	65,000	65,073
Ally Financial Incorporated	6.25	12-1-2017	60,000	62,100
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	40,000	40,763
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,331
Navient Corporation	4.63	9-25-2017	130,000	131,950
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,796

				575,013

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.83%

Health Care Providers & Services: 0.79%
Centene Corporation	5.63%	2-15-2021	$115,000	$118,450
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	128,125
HCA Incorporated	8.00	10-1-2018	115,000	124,775
MPT Operating Partnership LP	6.38	2-15-2022	100,000	102,625
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	104,250

				578,225

Life Sciences Tools & Services: 0.04%
inVentiv Health Incorporated 144A	9.00	1-15-2018	30,000	30,227

Industrials: 1.13%

Aerospace & Defense: 0.06%
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	40,000	41,600

Airlines: 0.28%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	103,375
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	103,500

				206,875

Building Products: 0.12%
USG Corporation	9.75	1-15-2018	80,000	84,400

Commercial Services & Supplies: 0.29%
ACCO Brands Corporation	6.75	4-30-2020	105,000	109,988
Clean Harbors Incorporated	5.13	6-1-2021	100,000	102,250

				212,238

Machinery: 0.09%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	68,501

Trading Companies & Distributors: 0.29%
Aircastle Limited	4.63	12-15-2018	100,000	104,375
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	104,625

				209,000

Information Technology: 0.42%

Communications Equipment: 0.08%
ViaSat Incorporated	6.88	6-15-2020	55,000	56,753

Electronic Equipment, Instruments & Components: 0.11%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	80,614

Internet Software & Services: 0.15%
IAC/InterActiveCorp	4.88	11-30-2018	109,000	110,635

Technology Hardware, Storage & Peripherals: 0.08%
EMC Corporation	1.88	6-1-2018	60,000	59,119

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	99

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.57%

Chemicals: 0.11%
Ashland Incorporated	3.88%	4-15-2018	$80,000	$81,600

Containers & Packaging: 0.30%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	128,400
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,444

				215,844

Metals & Mining: 0.16%
Alcoa Incorporated	6.75	7-15-2018	60,000	63,825
Steel Dynamics Incorporated	6.13	8-15-2019	50,000	51,700

				115,525

Real Estate: 0.60%

Equity REITs: 0.44%
ARC Properties Operating Partnership LP	3.00	2-6-2019	100,000	99,780
Equinix Incorporated	5.38	1-1-2022	100,000	104,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	105,250
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,250

				319,530

Real Estate Management & Development: 0.16%
KB Home	4.75	5-15-2019	60,000	60,750
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,350

				122,100

Telecommunication Services: 0.69%

Diversified Telecommunication Services: 0.35%
CenturyLink Incorporated	5.63	4-1-2020	90,000	93,713
Frontier Communications Corporation	8.13	10-1-2018	75,000	79,973
Hughes Satellite Systems Corporation	6.50	6-15-2019	75,000	80,625

				254,311

Wireless Telecommunication Services: 0.34%
Sprint Communications Incorporated 144A	9.00	11-15-2018	130,000	142,675
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,213
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	101,625

				249,513

Total Corporate Bonds and Notes (Cost $7,319,812)				7,304,938

Loans: 3.24%

Consumer Discretionary: 0.46%

Auto Components: 0.08%
Allison Transmission Incorporated ±	3.25	9-23-2022	56,713	57,188

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 0.18%
Michaels Stores Incorporated ±	3.75%	1-27-2023	$132,238	$133,148

Internet & Direct Marketing Retail: 0.08%
Ancestry.com Incorporated ±	5.25	10-19-2023	55,000	55,092

Media: 0.12%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	91,381

Financials: 0.18%

Diversified Financial Services: 0.18%
Delos Finance SARL ±	3.59	3-6-2021	135,000	135,748

Health Care: 0.27%

Health Care Equipment & Supplies: 0.11%
Prestige Brands Incorporated ±	3.50	9-3-2021	83,048	83,549

Health Care Providers & Services: 0.16%
Community Health Systems Incorporated ±	4.16	12-31-2018	118,263	114,473

Industrials: 0.85%

Aerospace & Defense: 0.16%
TransDigm Incorporated ±	3.82	2-28-2020	117,909	118,137

Airlines: 0.19%
Delta Air Lines Incorporated ±	3.25	8-24-2022	133,650	134,628

Commercial Services & Supplies: 0.50%
Huntsman International LLC ±%%<	0.00	4-1-2023	100,000	100,438
KAR Auction Services Incorporated ±	4.06	3-9-2021	131,865	132,579
ServiceMaster Company ±	3.11	11-3-2023	135,000	134,691

				367,708

Information Technology: 0.45%

Internet Software & Services: 0.09%
Zayo Group LLC ±	3.75	5-6-2021	62,460	62,633

IT Services: 0.13%
First Data Corporation ±	4.33	7-8-2022	93,295	93,697

Semiconductors & Semiconductor Equipment: 0.23%
Avago Technologies ±	3.54	2-1-2023	97,397	98,290
Micron Technology Incorporated ±%%<	4.36	4-26-2022	20,000	20,211
NXP Semiconductors NV ±	3.41	12-7-2020	53,320	53,462

				171,963

Materials: 0.54%

Chemicals: 0.18%
Ineos US Finance LLC ±	3.75	12-15-2020	132,301	132,538

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	101

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.22%
Berry Plastics Group Incorporated ±	3.50%	2-8-2020	$132,259	$132,604
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	30,000	30,146

				162,750

Metals & Mining: 0.14%
Novelis Incorporated ±	4.00	6-2-2022	99,747	99,919

Real Estate: 0.16%

Equity REITs: 0.16%
MGM Growth Properties LLC ±	3.50	4-25-2023	114,712	115,190

Telecommunication Services: 0.19%

Diversified Telecommunication Services: 0.19%
Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	135,929

Utilities: 0.14%

Independent Power & Renewable Electricity Producers: 0.14%
Calpine Corporation ±	3.59	5-27-2022	99,747	99,922

Total Loans (Cost $2,357,822)				2,365,593

U.S. Treasury Securities: 66.55%
TIPS	0.13	4-15-2018	287,194	289,086
TIPS	0.13	4-15-2019	1,586,585	1,602,435
TIPS	0.13	4-15-2020	3,901,843	3,934,934
TIPS	0.13	4-15-2021	2,368,175	2,378,536
TIPS	0.13	1-15-2022	1,557,236	1,559,109
TIPS	0.13	7-15-2022	2,314,743	2,320,798
TIPS	0.13	1-15-2023	1,762,291	1,749,389
TIPS	0.13	7-15-2024	1,911,377	1,878,607
TIPS	0.13	7-15-2026	1,641,606	1,593,198
TIPS	0.25	1-15-2025	1,946,729	1,916,458
TIPS	0.38	7-15-2023	2,251,050	2,272,891
TIPS	0.38	7-15-2025	1,837,472	1,830,464
TIPS	0.63	7-15-2021	1,435,274	1,480,930
TIPS	0.63	1-15-2024	1,774,373	1,807,183
TIPS	0.63	1-15-2026	2,809,185	2,844,356
TIPS	0.63	2-15-2043	577,506	535,493
TIPS	0.75	2-15-2042	860,038	823,317
TIPS	0.75	2-15-2045	1,189,197	1,131,609
TIPS	1.00	2-15-2046	916,956	934,203
TIPS	1.13	1-15-2021	1,710,534	1,791,377
TIPS	1.25	7-15-2020	1,284,062	1,354,132
TIPS	1.38	7-15-2018	576,543	597,203
TIPS	1.38	1-15-2020	1,172,178	1,230,701
TIPS	1.38	2-15-2044	895,993	988,252
TIPS	1.63	1-15-2018	316,891	324,836
TIPS	1.75	1-15-2028	685,636	769,370
TIPS	1.88	7-15-2019	531,391	565,060

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	2.00%	1-15-2026	$729,780	$825,417
TIPS	2.13	1-15-2019	466,626	492,619
TIPS	2.13	2-15-2040	390,919	488,940
TIPS	2.13	2-15-2041	567,721	714,627
TIPS	2.38	1-15-2025	1,165,446	1,342,108
TIPS	2.38	1-15-2027	658,394	775,250
TIPS	2.50	1-15-2029	669,018	811,363
TIPS	2.63	7-15-2017	58,239	59,639
TIPS	3.38	4-15-2032	204,008	283,980
TIPS	3.63	4-15-2028	1,052,262	1,391,475
TIPS	3.88	4-15-2029	631,446	868,806

Total U.S. Treasury Securities (Cost $47,673,223)				48,558,151

Yankee Corporate Bonds and Notes: 0.93%

Consumer Discretionary: 0.14%

Automobiles: 0.14%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,000

Consumer Staples: 0.14%

Food & Staples Retailing: 0.14%
Tesco plc 144A	5.50	11-15-2017	100,000	102,878

Financials: 0.23%

Banks: 0.23%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,200
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,428

				164,628

Health Care: 0.14%

Pharmaceuticals: 0.14%
Mallinckrodt International Finance SA	3.50	4-15-2018	100,000	99,500

Information Technology: 0.14%

Communications Equipment: 0.14%
Nokia Corporation	5.38	5-15-2019	100,000	104,750

Materials: 0.14%

Containers & Packaging: 0.14%
Ardagh Packaging Finance plc 144A±	3.85	12-15-2019	100,000	101,743

Total Yankee Corporate Bonds and Notes (Cost $671,391)				675,499

	Yield		Shares
Short-Term Investments: 5.78%

Investment Companies: 5.71%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		371,298	371,335
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		3,792,921	3,792,921

				4,164,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	103

REAL RETURN PORTFOLIO

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill (z)#	0.32%	12-15-2016	$50,000	$49,997

Total Short-Term Investments (Cost $4,214,228)				4,214,253

Total investments in securities (Cost $72,165,837) *	100.63%	73,418,596
Other assets and liabilities, net	(0.63)	(458,627)

Total net assets	100.00%	$72,959,969

«	All or a portion of this security is on loan.

†	Non-income-earning security

(i)	Illiquid security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $72,130,823 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,188,040
Gross unrealized losses	(900,267)

Net unrealized gains	$1,287,773

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 22.66%
FHLMC	6.00%	7-1-2017	$2,728	$2,742
FHLMC	7.50	7-17-2017	3,618	3,642
FHLMC Series T-54 Class 4A ±	3.27	2-25-2043	387,680	398,255
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	493,840	578,000
FHLMC Series T-63 Class 1A1 ±	1.71	2-25-2045	332,937	331,019
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	353,234	409,371
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	533,764	587,614
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	600,146	695,026
FNMA ±	1.72	10-1-2034	191,915	195,629
FNMA ±	1.72	4-1-2044	138,508	141,179
FNMA ±	1.72	10-1-2044	176,549	180,554
FNMA ±	1.94	4-1-2034	260,604	274,577
FNMA ±	2.22	4-1-2037	211,265	216,027
FNMA ±	2.22	9-1-2033	113,408	117,949
FNMA ±	2.23	10-1-2033	272,464	283,449
FNMA ±	2.38	1-1-2036	145,481	152,649
FNMA ±	2.43	6-1-2033	252,486	265,728
FNMA ±	2.56	12-1-2033	245,344	257,598
FNMA ±	2.71	8-1-2035	235,744	247,699
FNMA ±	2.83	6-1-2033	195,835	201,369
FNMA ±	2.84	7-1-2035	138,841	146,541
FNMA	5.50	2-1-2017	2,660	2,664
FNMA Series 2003-W4 Class 3A ±	6.25	10-25-2042	229,227	257,367
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	155,935	179,665
FNMA Series 2007-88 Class HC ±	2.85	9-25-2037	169,049	178,108

Total Agency Securities (Cost $5,937,227)				6,304,421

Asset-Backed Securities: 29.75%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	24,177	24,171
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	77,320	77,372
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	106,418	106,456
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	150,000	150,061
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,268
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	16,884	16,878
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	95,419	95,412
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,996
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.29	6-10-2019	93,538	93,696
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	127,143	127,263
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	155,000	154,994
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	63,056	63,053
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.89	4-16-2018	11,739	11,740
BMW Vehicle Owner Trust Series 2016 Class A2a	0.99	5-25-2019	155,000	154,809
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	150,000	150,235
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	82,888	82,913
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.96	10-20-2017	24,064	24,069
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B ±	1.26	11-20-2018	58,726	58,850
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	200,000	200,073
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	150,000	149,997
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,061

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	105

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79%	10-15-2018	$30,643	$30,621
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	127,671	127,779
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.99	11-15-2018	57,591	57,641
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	104,913	104,952
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	146,145	146,186
Chase Issuance Trust Series 2014 Class A6	1.26	7-15-2019	120,000	120,128
CNH Equipment Trust Series 2014-Class A3	0.84	5-15-2019	35,137	35,118
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	57,459	57,425
CNH Equipment Trust Series 2015 Class A2B ±	1.01	12-17-2018	63,567	63,638
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	150,000	150,025
College Loan Corporation Trust Series 2004-1 Class A4 ±	1.07	4-25-2024	27,541	27,461
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	12,397	12,395
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	150,000	150,039
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	5,901	5,899
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	46,416	46,394
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	25,639	25,631
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	42,926	42,906
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	166,810	166,771
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	0.94	12-15-2018	97,452	97,567
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	145,592	145,585
GM Financial Automobile Lease Series 2016-1A Class A2	1.30	7-20-2018	120,440	120,470
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	160,000	159,973
GSAMP Trust Series 2005 A2 Class A1 144A±	0.93	1-25-2045	102,887	102,058
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	12,481	12,477
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	57,205	57,172
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	37,622	37,615
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	150,000	150,005
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	150,000	149,905
Huntington Auto Trust 2016 1 A2	1.38	5-15-2019	140,000	139,994
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,143
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	140,174
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	129,391	129,484
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	150,000	149,993
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	20,407	20,398
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	100,610	100,562
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	122,276	122,340
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	32,342	32,327
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,088
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	150,000	149,840
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	155,000	154,836
Mercedes Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	20,956	20,957
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	66,749	66,812
Mercedes Benz Auto Receivables Trust Series 2015-1 Class A2B ±	0.81	6-15-2018	43,273	43,289
Mercedes Benz Auto Receivables Trust Series 2016-1 Class A2a	1.11	3-15-2019	150,000	149,974
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	150,000	150,068
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	150,000	150,031
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	25,947	25,927
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	91,665	91,662
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	122,541	122,416
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.82	7-16-2018	53,907	53,945

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07%	5-15-2019	$160,000	$159,749
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	1.24	12-17-2018	15,842	15,848
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	125,378	125,509
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	19,006	19,005
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	16,336	16,329
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	33,861	33,842
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.75	11-15-2017	22,443	22,445
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.87	2-15-2018	39,595	39,610
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	180,000	179,906
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	155,000	154,850
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,956
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	28,785	28,758
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,269
World Omni Auto Receivables Trust Series 2015-B	0.96	7-15-2019	71,325	71,282
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	190,000	189,659
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	155,000	154,830

Total Asset-Backed Securities (Cost $8,277.870)				8,278,310

Corporate Bonds and Notes: 29.46%

Consumer Discretionary: 0.84%

Hotels, Restaurants & Leisure: 0.26%
McDonald’s Corporation	5.80	10-15-2017	70,000	72,592

Specialty Retail: 0.58%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	160,192

Consumer Staples: 2.23%

Beverages: 1.19%
Anheuser-Busch InBev NV Companies Incorporated	1.38	7-15-2017	140,000	140,084
Brown Forman Corporation	1.00	1-15-2018	100,000	99,567
PepsiCo Incorporated ±	1.13	7-17-2017	90,000	90,117

				329,768

Food Products: 1.04%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	114,271
General Mills Incorporated	5.70	2-15-2017	85,000	85,779
Kraft Heinz Foods Company	1.60	6-30-2017	90,000	90,095

				290,145

Energy: 1.52%

Oil, Gas & Consumable Fuels: 1.52%
Chevron Corporation ±	1.02	2-22-2017	110,000	110,016
Chevron Corporation	1.34	11-9-2017	30,000	30,028
Chevron Corporation ±	1.41	5-16-2018	60,000	60,252
Exxon Mobil Corporation ±	1.54	2-28-2018	90,000	90,625
Marathon Oil Corporation	6.00	10-1-2017	70,000	72,243
Phillips 66	2.95	5-1-2017	60,000	60,428

				423,592

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	107

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 9.26%

Banks: 3.27%
Bank of America Corporation	1.70%	8-25-2017	$60,000	$60,096
Bank of America Corporation	2.00	1-11-2018	50,000	50,106
Bank of America Corporation	3.88	3-22-2017	70,000	70,561
Berkshire Hathaway Finance Corporation ±	1.54	3-15-2019	100,000	101,271
Citigroup Incorporated	1.80	2-5-2018	150,000	149,962
Citigroup Incorporated	1.85	11-24-2017	40,000	40,112
HSBC USA Incorporated ±	1.65	8-7-2018	110,000	109,904
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,029
JPMorgan Chase & Company	2.00	8-15-2017	60,000	60,270
JPMorgan Chase & Company	6.00	1-15-2018	60,000	62,790
KeyCorp	2.30	12-13-2018	90,000	90,738
US Bancorp ±	1.40	11-15-2018	55,000	55,172

				911,011

Capital Markets: 2.17%
Bank of New York Mellon Corporation ±	1.78	8-17-2020	90,000	91,293
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,869
Goldman Sachs Group Incorporated ±	1.92	4-25-2019	70,000	70,501
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,245
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	52,244
Morgan Stanley	4.75	3-22-2017	50,000	50,532
Morgan Stanley	5.55	4-27-2017	115,000	116,910
State Street Corporation ±	1.81	8-18-2020	90,000	91,187

				603,781

Consumer Finance: 2.34%
American Express Credit Corporation	1.55	9-22-2017	100,000	99,991
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,943
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,086
American Honda Finance Corporation ±	1.74	2-22-2019	50,000	50,607
BMW US Capital LLC 144A±	1.26	9-13-2019	75,000	74,940
Caterpillar Financial Service	1.80	11-13-2018	90,000	90,179
Hyundai Capital America 144A	1.45	2-6-2017	50,000	50,014
John Deere Capital Corporation ±	1.44	1-8-2019	75,000	75,503
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	120,135

				651,398

Diversified Financial Services: 0.66%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,349
General Electric Capital Corporation	5.63	9-15-2017	80,000	82,772

				183,121

Insurance: 0.82%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,577
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,813
Travelers Company Incorporated	5.80	5-15-2018	97,000	102,861

				227,251

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.18%

Biotechnology: 0.23%
AbbVie Incorporated	1.80%	5-14-2018	$65,000	$64,959

Health Care Equipment & Supplies: 0.47%
Becton Dickinson & Company	1.80	12-15-2017	39,000	39,073
Medtronic plc ±	1.65	3-15-2020	90,000	91,041

				130,114

Health Care Providers & Services: 0.69%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,272
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,175
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	29,924

				190,371

Pharmaceuticals: 0.79%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	39,916
Johnson & Johnson ±	1.11	3-1-2019	90,000	90,202
Merck & Company Incorporated ±	1.01	2-10-2017	90,000	90,008

				220,126

Industrials: 1.87%

Aerospace & Defense: 0.43%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,103
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,236

				120,339

Electrical Equipment: 0.29%
Eaton Corporation	1.50	11-2-2017	80,000	80,111

Industrial Conglomerates: 0.18%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,168

Machinery: 0.34%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	95,179

Road & Rail: 0.63%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	81,488
Union Pacific Corporation	5.75	11-15-2017	90,000	93,690

				175,178

Information Technology: 2.12%

Communications Equipment: 0.43%
Cisco Systems Incorporated ±	1.16	6-15-2018	90,000	90,229
Cisco Systems Incorporated ±	1.51	2-21-2018	30,000	30,177

				120,406

Electronic Equipment, Instruments & Components: 0.22%
Corning Incorporated	1.50	5-8-2018	60,000	59,778

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	109

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 0.18%
Visa Incorporated	1.20%	12-14-2017	$50,000	$50,053

Software: 0.50%
Microsoft Corporation	1.10	8-8-2019	50,000	49,292
Oracle Corporation ±	1.07	7-7-2017	90,000	90,116

				139,408

Technology Hardware, Storage & Peripherals: 0.79%
Apple Incorporated	0.90	5-12-2017	90,000	89,998
Apple Incorporated	1.70	2-22-2019	30,000	30,073
HP Enterprise Company 144A	2.70	10-5-2017	100,000	101,075

				221,146

Materials: 1.45%

Chemicals: 1.45%
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	74,789
Ecolab Incorporated	1.45	12-8-2017	60,000	59,978
Ecolab Incorporated	3.00	12-8-2016	90,000	89,941
Praxair Incorporated	1.05	11-7-2017	90,000	89,870
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,988

				404,566

Real Estate: 1.37%

Equity REITs: 1.37%
Boston Properties LP	3.70	11-15-2018	90,000	92,922
ERP Operating LP	5.75	6-15-2017	30,000	30,703
Realty Income Corporation	2.00	1-31-2018	73,000	73,238
Simon Property Group LP	2.15	9-15-2017	90,000	90,437
UDR Incorporated	4.25	6-1-2018	90,000	93,127

				380,427

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
AT&T Incorporated	1.60	2-15-2017	90,000	90,075
Verizon Communications Incorporated	1.35	6-9-2017	130,000	130,223

				220,298

Utilities: 5.83%

Electric Utilities: 4.68%
Alabama Power Company Series Q	5.50	10-15-2017	90,000	93,188
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,453
Connecticut Light & Power	5.38	3-1-2017	75,000	75,736
Duke Energy Carolinas	5.25	1-15-2018	55,000	57,293
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	95,337
Florida Power & Light Company	5.55	11-1-2017	115,000	119,437
Florida Power & Light Company	5.80	9-15-2017	80,000	82,778

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
MidAmerican Energy Holdings Company	5.30%	3-15-2018	$55,000	$57,597
Northern States Power Company of Minnesota	5.25	3-1-2018	70,000	73,249
PacifiCorp 1st Mortgage	5.50	1-15-2019	100,000	107,304
Public Service Colorado 1st Mortgage	5.80	8-1-2018	59,000	63,063
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	88,397
Southern California Edison Company	1.13	5-1-2017	90,000	90,086
Union Electric Company	6.40	6-15-2017	120,000	123,251
Westar Energy Incorporated	5.15	1-1-2017	75,000	75,204
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,947

				1,302,320

Gas Utilities: 0.32%
Southern California Gas Company	5.45	4-15-2018	85,000	89,369

Multi-Utilities: 0.83%
Consumers Energy Company	5.15	2-15-2017	130,000	131,102
Peco Energy Company	5.35	3-1-2018	96,000	100,474

				231,576

Total Corporate Bonds and Notes (Cost $8,190,601)				8,198,743

Municipal Obligations: 0.52%

Michigan: 0.21%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,055

North Carolina: 0.31%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue)	1.78	1-26-2026	85,699	85,684

Total Municipal Obligations (Cost $146,013)				145,739

Non-Agency Mortgage-Backed Securities: 4.90%
Bear Stearns Commercial Mortgage Securities Trust Series 2007 PW16 Class A1A ±	5.90	6-11-2040	83,622	84,688
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	105,489	107,745
CGGS Commercial Mortgage Trust Series 2016 144A±	2.19	2-15-2033	115,023	115,460
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.97	3-15-2026	48,878	48,431
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	6.01	12-10-2049	125,755	127,524
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 144A±	1.83	12-15-2034	138,717	139,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	57,726	58,029
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.82	6-11-2042	117,228	118,879
SCG Trust Series 2013-SRP1 Class A 144A±	1.94	11-15-2026	140,000	139,534
SLMA Series 2006 1 Class A5 ±	0.99	7-26-2021	135,000	128,442
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	112,776	112,245
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±	3.50	4-25-2055	83,433	85,345
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	8-25-2055	99,503	98,889

Total Non-Agency Mortgage-Backed Securities (Cost $1,379,282)				1,364,404

U.S. Treasury Securities: 6.71%
U.S. Treasury Note	0.63	7-31-2017	300,000	299,789
U.S. Treasury Note	0.75	2-28-2018	300,000	299,168

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	111

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	9-30-2018	$550,000	$546,412
U.S. Treasury Note	0.75	10-31-2018	575,000	570,912
U.S. Treasury Note	0.88	7-15-2017	150,000	150,158

Total U.S. Treasury Securities (Cost $1,873,083)				1,866,439

Yankee Corporate Bonds and Notes: 2.38%

Consumer Staples: 0.33%

Food Products: 0.33%
Diageo Capital plc	1.50	5-11-2017	90,000	90,169

Energy: 0.32%

Oil, Gas & Consumable Fuels: 0.32%
Shell International Finance Company ±	1.20	5-10-2017	90,000	90,096

Financials: 1.30%

Banks: 1.30%
Bank of Montreal	1.35	8-28-2018	30,000	29,806
Bank of Nova Scotia ±	1.32	6-11-2018	90,000	90,184
Royal Bank of Canada Incorporated	2.00	10-1-2018	150,000	150,879
Toronto Dominion Bank ±	1.42	7-23-2018	90,000	90,215

				361,084

Health Care: 0.11%

Pharmaceuticals: 0.11%
Teva Pharmaceutical Finance Netherlands III BV	1.40	7-20-2018	30,000	29,706

Industrials: 0.32%

Road & Rail: 0.32%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,018

Total Yankee Corporate Bonds and Notes (Cost $661,856)				661,073

	Yield		Shares
Short-Term Investments: 3.35%

Investment Companies: 3.35%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31		931,716	931,716

Total Short-Term Investments (Cost $931,716)				931,716

Total investments in securities (Cost $27,397,648) *	99.73%	27,750,845
Other assets and liabilities, net	0.27	75,006

Total net assets	100.00%	$27,825,851

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $26,919,578 and unrealized gains (losses) consists of:

Gross unrealized gains	$912,152
Gross unrealized losses	(80,885)

Net unrealized gains	$831,267

The accompanying notes are an integral part of these financial statements.

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114	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$333,382,884	$104,406,481
In affiliated securities, at value (see cost below)	18,117,049	2,510,658

Total investments, at value (see cost below)	351,499,933	106,917,139
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	4,478,407	963,672
Receivable for dividends	617,956	154,365
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	5,946	1,412
Prepaid expenses and other assets	2,664	0

Total assets	356,604,906	108,036,588

Liabilities
Payable for investments purchased	6,514,762	944,357
Payable upon receipt of securities loaned	6,884,850	1,030,168
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Advisory fee payable	179,778	43,360
Accrued expenses and other liabilities	28,289	55,735

Total liabilities	13,607,679	2,073,620

Total net assets	$342,997,227	$105,962,968

Investments in unaffiliated securities (including securities on loan), at cost	$252,599,693	$71,168,423

Investments in affiliated securities, at cost	$18,117,000	$2,510,604

Total investments, at cost	$270,716,693	$73,679,027

Securities on loan, at value	$6,741,288	$1,004,578

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	115

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$784,260,385	$2,130,086,939	$131,184,814	$528,377,612	$75,003,557	$1,441,611,868	$219,713,866
105,232,529	39,437,716	3,957,933	15,976,923	3,311,310	240,302,504	15,094,699

889,492,914	2,169,524,655	135,142,747	544,354,535	78,314,867	1,681,914,372	234,808,565
0	0	129,529	6,056,644	0	0	0
6,071,508	81,572,756	2,484,487	2,082,015	11	4,876,065	7,523,952
988,515	5,635,238	368,292	1,744,463	188,595	563,364	189,002
0	11,930	0	0	0	0	0
58,139	3,569	5,007	13,699	1,404	175,837	5,811
0	59,534	0	0	0	9,093	562

896,611,076	2,256,807,682	138,130,062	554,251,356	78,504,877	1,687,538,731	242,527,892

4,316,099	0	1,497,296	3,215,938	0	6,099,373	5,647,301
85,985,863	12,147,358	2,197,722	9,469,808	3,311,197	165,095,222	11,761,925
0	10,250	0	0	0	0	0
0	0	0	0	316,141	0	0
511,877	158,516	89,665	332,625	37,729	941,243	143,619
65,959	11,879,030	70,612	103,986	29,307	40,415	27,239

90,879,798	24,195,154	3,855,295	13,122,357	3,694,374	172,176,253	17,580,084

$805,731,278	$2,232,612,528	$134,274,767	$541,128,999	$74,810,503	$1,515,362,478	$224,947,808

$560,292,720	$952,633,972	$127,462,883	$574,037,474	$60,740,114	$1,226,035,864	$181,313,891

$105,224,647	$25,642,455	$3,957,933	$15,976,523	$3,311,198	$240,287,228	$15,094,012

$665,517,367	$978,276,427	$131,420,816	$590,013,997	$64,051,312	$1,466,323,092	$196,407,903

$83,950,774	$11,407,707	$2,094,957	$8,970,460	$3,241,542	$160,714,454	$11,468,149

$0	$0	$131,433	$6,220,868	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,591,407,064	$109,843,255
In affiliated securities, at value (see cost below)	368,654,245	4,618,952

Total investments, at value (see cost below)	5,960,061,309	114,462,207
Segregated cash	3,960,000	112,000
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	502,646,058	159,579
Principal paydown receivable	115,974	0
Receivable for interest	22,492,204	842,120
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	69,413	555
Prepaid expenses and other assets	66,298	5,411

Total assets	6,489,411,256	115,581,872

Liabilities
Payable for investments purchased	1,037,430,406	0
Payable upon receipt of securities loaned	230,753,814	1,699,779
Payable for daily variation margin on open futures contracts	0	37,500
Due to custodian bank	275,520	0
Advisory fee payable	1,489,078	28,434
Shareholder report expenses payable	511	2,909
Professional fees payable	19,837	26,635
Accrued expenses and other liabilities	95,940	5,022

Total liabilities	1,270,065,106	1,800,279

Total net assets	$5,219,346,150	$113,781,593

Investments in unaffiliated securities (including securities on loan), at cost	$5,681,024,555	$108,226,699

Investments in affiliated securities, at cost	$368,654,047	$4,618,936

Total investments, at cost	$6,049,678,602	$112,845,635

Securities on loan, at value	$226,218,264	$1,665,873

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	117

Real Return Portfolio	Stable Income Portfolio

$69,254,340	$26,819,129
4,164,256	931,716

73,418,596	27,750,845
0	8,500
1,231	0
0	11,021
0	0
273,229	85,755
3,656	2,813
1,831	52
2,050	1,164

73,700,593	27,860,150

323,565	0
371,300	0
1,781	0
0	0
18,078	1,075
2,420	1,941
20,909	26,780
2,571	4,503

740,624	34,299

$72,959,969	$27,825,851

$68,001,602	$26,465,932

$4,164,235	$931,716

$72,165,837	$27,397,648

$355,661	$0

$1,234	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$2,806,863	$609,679
Income from affiliated securities	17,185	2,589
Securities lending income, net	23,186	6,747
Interest	0	0

Total investment income	2,847,234	619,015

Expenses
Advisory fee	1,031,131	369,429
Custody and accounting fees	11,931	11,618
Professional fees	22,130	24,088
Shareholder report expenses	531	1,025
Trustees’ fees and expenses	6,301	26,722
Other fees and expenses	4,552	6,702

Total expenses	1,076,576	439,584
Less: Fee waivers and/or expense reimbursements	0	(86,011)

Net expenses	1,076,576	353,573

Net investment income (loss)	1,770,658	265,442

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	8,791,368	3,915,816
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	8,791,368	3,915,816

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,101,251	(3,207,811)
Affiliated securities	49	54
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	13,101,300	(3,207,757)

Net realized and unrealized gains (losses) on investments	21,892,668	708,059

Net increase (decrease) in net assets resulting from operations	$23,663,326	$973,501

* Net of foreign dividend withholding taxes in the amount of	$72,523	$2,418

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	119

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$3,598,699	$25,227,234	$879,602	$6,732,564	$816,661	$3,366,760	$1,732,589
24,884	450,895	7,750	3,094	2,676	100,092	11,184
679,956	74,593	86,292	265,478	7,799	1,326,542	67,549
0	2,259	0	0	0	0	0

4,303,539	25,754,981	973,644	7,001,136	827,136	4,793,394	1,811,322

3,363,418	986,981	606,777	2,077,052	253,421	5,256,376	869,756
27,112	70,665	38,146	94,073	5,186	40,181	11,556
23,494	30,361	34,775	30,416	24,502	24,297	23,329
2,262	3,561	298	1,323	317	992	1,394
6,125	4,773	12,345	5,982	10,742	5,971	6,023
17,018	15,565	27,186	26,969	6,734	12,515	4,721

3,439,429	1,111,906	719,527	2,235,815	300,902	5,340,332	916,779
0	0	0	0	(13,016)	0	0

3,439,429	1,111,906	719,527	2,235,815	287,886	5,340,332	916,779

864,110	24,643,075	254,117	4,765,321	539,250	(546,938)	894,543

77,141,486	114,919,856	1,849,535	(8,467,844)	2,024,711	7,468,252	14,766,624
0	1,344,108	391	2,122	0	0	0
0	2,844,137	0	0	0	0	0

77,141,486	119,108,101	1,849,926	(8,465,722)	2,024,711	7,468,252	14,766,624

37,134,260	(9,907,265)	(11,938,708)	11,362,749	2,642,198	136,434,698	16,402,776
7,882	(314,536)	0	400	112	(1,842)	687
0	(1,096,995)	0	0	0	0	0

37,142,142	(11,318,796)	(11,938,708)	11,363,149	2,642,310	136,432,856	16,403,463

114,283,628	107,789,305	(10,088,782)	2,897,427	4,667,021	143,901,108	31,170,087

$115,147,738	$132,432,380	$(9,834,665)	$7,662,748	$5,206,271	$143,354,170	$32,064,630

0	$24,170	$114,192	$829,962	$12,664	$20,750	$2,146

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$49,944,640	$2,053,978
Income from affiliated securities	304,382	3,650
Securities lending income, net	270,195	3,795
Dividends**	0	0

Total investment income	50,519,217	2,061,423

Expenses
Advisory fee	8,514,246	250,492
Custody and accounting fees	123,471	8,774
Professional fees	39,202	28,526
Shareholder report expenses	2,033	1,297
Trustees’ fees and expenses	5,722	7,843
Other fees and expenses	11,526	3,684

Total expenses	8,696,200	300,616
Less: Fee waivers and/or expense reimbursements	(137,093)	(57,138)

Net expenses	8,559,107	243,478

Net investment income	41,960,110	1,817,945

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	27,555,391	734,608
Futures transactions	0	(342,590)
TBA sale commitments	129,865	0

Net realized gains on investments	27,685,256	392,018

Net change in unrealized gains (losses) on:
Unaffiliated securities	(126,597,189)	(1,917,867)
Affiliated securities	198	(33)
Futures transactions	0	(24,733)

Net change in unrealized gains (losses) on investments	(126,596,991)	(1,942,633)

Net realized and unrealized gains (losses) on investments	(98,911,735)	(1,550,615)

Net increase (decrease) in net assets resulting from operations	$(56,951,625)	$267,330

* Net of foreign interest withholding taxes in the amount of	$33,358	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	121

Real Return Portfolio	Stable Income Portfolio

$912,547	$256,604
4,546	1,149
11,296	52
132,805	0

1,061,194	257,805

140,793	44,834
6,885	5,339
23,413	29,875
717	163
12,127	12,290
4,288	2,452

188,223	94,953
(33,844)	(34,352)

154,379	60,601

906,815	197,204

212,438	7,321
(6,048)	3,374
0	0

206,390	10,695

(1,032,338)	(124,844)
21	0
7,216	5,956

(1,025,101)	(118,888)

(818,711)	(108,193)

$88,104	$89,011

$0	$0
$4,566	$0

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$1,770,658	$4,128,282
Net realized gains on investments	8,791,368	14,000,084
Net change in unrealized gains (losses) on investments	13,101,300	(18,760,215)

Net increase (decrease) in net assets resulting from operations	23,663,326	(631,849)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	57,623,968	38,393,377
Withdrawals	(31,254,356)	(80,332,043)

Net increase (decrease) in net assets resulting from capital share transactions	26,369,612	(41,938,666)

Total increase (decrease) in net assets	50,032,938	(42,570,515)

Net assets
Beginning of period	292,964,289	335,534,804

End of period	$342,997,227	$292,964,289

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	123

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$265,442	$336,085
Net realized gains on investments	3,915,816	5,117,947
Net change in unrealized gains (losses) on investments	(3,207,757)	(7,846,480)

Net increase (decrease) in net assets resulting from operations	973,501	(2,392,448)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,585,353	7,089,759
Withdrawals	(12,354,362)	(12,268,696)

Net decrease in net assets resulting from capital share transactions	(10,769,009)	(5,178,937)

Total decrease in net assets	(9,795,508)	(7,571,385)

Net assets
Beginning of period	115,758,476	123,329,861

End of period	$105,962,968	$115,758,476

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income (loss)	$864,110	$(3,962,052)
Net realized gains on investments	77,141,486	18,746,231
Net change in unrealized gains (losses) on investments	37,142,142	(175,228,106)

Net increase (decrease) in net assets resulting from operations	115,147,738	(160,443,927)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	39,242,680	105,565,223
Withdrawals	(247,146,805)	(194,401,064)

Net decrease in net assets resulting from capital share transactions	(207,904,125)	(88,835,841)

Total decrease in net assets	(92,756,387)	(249,279,768)

Net assets
Beginning of period	898,487,665	1,147,767,433

End of period	$805,731,278	$898,487,665

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	125

	Index Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$24,643,075	$51,941,420
Net realized gains on investments	119,108,101	154,402,400
Net change in unrealized gains (losses) on investments	(11,318,796)	(179,622,273)

Net increase in net assets resulting from operations	132,432,380	26,721,547

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,832,463	66,728,942
Withdrawals	(258,064,773)	(523,281,965)

Net decrease in net assets resulting from capital share transactions	(240,232,310)	(456,553,023)

Total decrease in net assets	(107,799,930)	(429,831,476)

Net assets
Beginning of period	2,340,412,458	2,770,243,934

End of period	$2,232,612,528	$2,340,412,458

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$254,117	$1,728,257
Net realized gains (losses) on investments	1,849,926	(1,635,815)
Net change in unrealized gains (losses) on investments	(11,938,708)	(20,243,476)

Net decrease in net assets resulting from operations	(9,834,665)	(20,151,034)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,143,369	15,674,750
Withdrawals	(6,410,552)	(5,551,430)

Net increase (decrease) in net assets resulting from capital share transactions	(4,267,183)	10,123,320

Total decrease in net assets	(14,101,848)	(10,027,714)

Net assets
Beginning of period	148,376,615	158,404,329

End of period	$134,274,767	$148,376,615

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	127

	International Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$4,765,321	$12,349,092
Net realized losses on investments	(8,465,722)	(1,517,228)
Net change in unrealized gains (losses) on investments	11,363,149	(73,474,825)

Net increase (decrease) in net assets resulting from operations	7,662,748	(62,642,961)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	62,062,545	46,792,442
Withdrawals	(36,915,264)	(10,044,159)

Net increase in net assets resulting from capital share transactions	25,147,281	36,748,283

Total increase (decrease) in net assets	32,810,029	(25,894,678)

Net assets
Beginning of period	508,318,970	534,213,648

End of period	$541,128,999	$508,318,970

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$539,250	$1,196,671
Net realized gains (losses) on investments	2,024,711	(1,089,821)
Net change in unrealized gains (losses) on investments	2,642,310	(3,378,107)

Net increase (decrease) in net assets resulting from operations	5,206,271	(3,271,257)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	474,857	6,867,155
Withdrawals	(9,985,455)	(6,977,356)

Net decrease in net assets resulting from capital share transactions	(9,510,598)	(110,201)

Total decrease in net assets	(4,304,327)	(3,381,458)

Net assets
Beginning of period	79,114,830	82,496,288

End of period	$74,810,503	$79,114,830

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	129

	Small Company Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment loss	$(546,938)	$(288,808)
Net realized gains (losses) on investments	7,468,252	(95,998,247)
Net change in unrealized gains (losses) on investments	136,432,856	(55,183,521)

Net increase (decrease) in net assets resulting from operations	143,354,170	(151,470,576)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	287,537,092	708,902,550
Withdrawals	(112,125,224)	(112,220,954)

Net increase in net assets resulting from capital share transactions	175,411,868	596,681,596

Total increase in net assets	318,766,038	445,211,020

Net assets
Beginning of period	1,196,596,440	751,385,420

End of period	$1,515,362,478	$1,196,596,440

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$894,543	$1,286,924
Net realized gains on investments	14,766,624	12,552,384
Net change in unrealized gains (losses) on investments	16,403,463	(24,625,962)

Net increase (decrease) in net assets resulting from operations	32,064,630	(10,786,654)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,301,944	36,132,062
Withdrawals	(38,988,536)	(23,471,861)

Net increase (decrease) in net assets resulting from capital share transactions	(24,686,592)	12,660,201

Total increase in net assets	7,378,038	1,873,547

Net assets
Beginning of period	217,569,770	215,696,223

End of period	$224,947,808	$217,569,770

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	131

	Core Bond Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$41,960,110	$71,646,971
Net realized gains on investments	27,685,256	33,744,871
Net change in unrealized gains (losses) on investments	(126,596,991)	4,164,647

Net increase (decrease) in net assets resulting from operations	(56,951,625)	109,556,489

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,064,955,273	1,207,036,360
Withdrawals	(129,492,556)	(728,304,768)

Net increase in net assets resulting from capital share transactions	935,462,717	478,731,592

Total increase in net assets	878,511,092	588,288,081

Net assets
Beginning of period	4,340,835,058	3,752,546,977

End of period	$5,219,346,150	$4,340,835,058

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$1,817,945	$3,776,941
Net realized gains on investments	392,018	1,250,302
Net change in unrealized gains (losses) on investments	(1,942,633)	(257,799)

Net increase in net assets resulting from operations	267,330	4,769,444

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,212,499	18,117,390
Withdrawals	(18,451,966)	(17,218,838)

Net increase (decrease) in net assets resulting from capital share transactions	(13,239,467)	898,552

Total increase (decrease) in net assets	(12,972,137)	5,667,996

Net assets
Beginning of period	126,753,730	121,085,734

End of period	$113,781,593	$126,753,730

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	133

	Real Return Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$906,815	$809,383
Net realized gains (losses) on investments	206,390	(131,670)
Net change in unrealized gains (losses) on investments	(1,025,101)	484,975

Net increase in net assets resulting from operations	88,104	1,162,688

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	15,019,507	29,489,684
Withdrawals	(6,245,523)	(14,951,275)

Net increase in net assets resulting from capital share transactions	8,773,984	14,538,409

Total increase in net assets	8,862,088	15,701,097

Net assets
Beginning of period	64,097,881	48,396,784

End of period	$72,959,969	$64,097,881

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$197,204	$339,242
Net realized gains (losses) on investments	10,695	(28,391)
Net change in unrealized gains (losses) on investments	(118,888)	(82,401)

Net increase in net assets resulting from operations	89,011	228,450

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,904,166	5,915,120
Withdrawals	(4,585,527)	(2,801,173)

Net increase (decrease) in net assets resulting from capital share transactions	(2,681,361)	3,113,947

Total increase (decrease) in net assets	(2,592,350)	3,342,397

Net assets
Beginning of period	30,418,201	27,075,804

End of period	$27,825,851	$30,418,201

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	135

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.12%	0.68%	0.68%	7.80%	32%
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.47%	0.77%	0.62%	0.77%	36%
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%

Emerging Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.20%	0.81%	0.81%	14.08%	50%
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%

Index Portfolio
Six months ended November 30, 2016 (unaudited)	2.15%	0.10%	0.10%	5.95%	5%
Year ended May 31, 2016	2.12%	0.11%	0.10%	1.62%	4%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%

International Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.35%	0.99%	0.99%	(6.84)%	59%
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%

International Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.92%	0.90%	0.90%	1.41%	15%
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%

Large Company Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.38%	0.77%	0.74%	7.09%	33%
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%

Please see footnote on page 136.

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Small Company Growth Portfolio
Six months ended November 30, 2016 (unaudited)	(0.08)%	0.79%	0.79%	11.25%	35%
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%

Small Company Value Portfolio
Six months ended November 30, 2016 (unaudited)	0.82%	0.84%	0.84%	15.63%	55%
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%

Core Bond Portfolio
Six months ended November 30, 2016 (unaudited)	1.71%	0.35%	0.35%	(0.70)%	252%
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%

Managed Fixed Income Portfolio
Six months ended November 30, 2016 (unaudited)	2.90%	0.48%	0.39%	0.00%	17%
Year ended May 31, 2016	3.12%	0.48%	0.39%	3.95%	25%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%

Real Return Portfolio
Six months ended November 30, 2016 (unaudited)	2.58%	0.53%	0.44%	0.38%	10%
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%

Stable Income Portfolio
Six months ended November 30, 2016 (unaudited)	1.32%	0.64%	0.41%	0.27%	24%
Year ended May 31, 2016	1.22%	0.62%	0.41%	0.83%	20%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	137

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Index Portfolio (“Index Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the

138	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continues to receive interest or dividends on the securities loaned. The Portfolios receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	139

to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When a Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When a Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

140	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	141

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2016:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$45,457,959	$0	$0	$45,457,959
Consumer staples	19,029,992	0	0	19,029,992
Energy	19,213,225	0	0	19,213,225
Financials	87,174,769	0	0	87,174,769
Health care	48,543,758	0	0	48,543,758
Industrials	58,457,819	0	0	58,457,819
Information technology	30,540,150	0	0	30,540,150
Materials	19,459,231	0	0	19,459,231
Real estate	5,505,981	0	0	5,505,981

Short-term investments
Investment companies	11,232,148	0	0	11,232,148
Investments measured at net asset value*				6,884,901
Total assets	$344,615,032	$0	$0	$351,499,933

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $6,884,901 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$21,402,883	$0	$0	$21,402,883
Consumer staples	5,572,591	0	0	5,572,591
Energy	1,782,242	0	0	1,782,242
Financials	2,296,381	0	0	2,296,381
Health care	13,604,408	0	0	13,604,408
Industrials	10,107,453	0	0	10,107,453
Information technology	46,002,248	0	0	46,002,248
Materials	3,323,283	0	0	3,323,283
Real estate	314,992	0	0	314,992

Short-term investments
Investment companies	1,480,422	0	0	1,480,422
Investments measured at net asset value*				1,030,236
Total assets	$105,886,903	$0	$0	$106,917,139

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,030,236 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

142	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$97,844,644	$0	$0	$97,844,644
Energy	29,132,524	0	0	29,132,524
Financials	50,342,994	0	0	50,342,994
Health care	231,364,222	0	0	231,364,222
Industrials	129,383,334	0	0	129,383,334
Information technology	246,192,667	0	0	246,192,667

Short-term investments
Investment companies	19,236,622	0	0	19,236,622
Investments measured at net asset value*				85,995,907
Total assets	$803,497,007	$0	$0	$889,492,914

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $85,995,907 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$265,600,771	$0	$0	$265,600,771
Consumer staples	199,664,800	0	0	199,664,800
Energy	162,080,388	0	0	162,080,388
Financials	315,695,072	0	0	315,695,072
Health care	296,145,311	0	0	296,145,311
Industrials	225,442,553	0	0	225,442,553
Information technology	448,558,109	0	0	448,558,109
Materials	62,655,100	0	0	62,655,100
Real estate	59,619,341	0	0	59,619,341
Telecommuniciation services	53,850,175	0	0	53,850,175
Utilities	66,261,626	0	0	66,261,626

Short-term investments
U.S. Treasury securities	1,802,103	0	0	1,802,103
Investments measured at net asset value*				12,149,306
	2,157,375,349	0	0	2,169,524,655
Futures contracts	11,930	0	0	11,930
Total assets	$2,157,387,279	$0	$0	$2,169,536,585
Liabilities
Futures contracts	$10,250	$0	$0	$10,250
Total liabilities	$10,250	$0	$0	$10,250

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $12,149,306 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	143

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$1,968,371	$0	$0	$1,968,371
Belgium	1,305,628	0	0	1,305,628
Canada	5,675,182	0	0	5,675,182
China	7,684,608	0	0	7,684,608
Denmark	602,226	0	0	602,226
France	5,531,327	0	0	5,531,327
Germany	24,787,331	0	0	24,787,331
Hong Kong	4,591,878	0	0	4,591,878
Indonesia	311,256	0	0	311,256
Ireland	7,100,910	0	0	7,100,910
Italy	2,625,919	0	0	2,625,919
Japan	16,746,137	0	0	16,746,137
Luxembourg	412,030	0	0	412,030
Netherlands	6,438,994	0	0	6,438,994
Russia	362,935	0	0	362,935
South Korea	10,470	0	0	10,470
Spain	2,450,123	0	0	2,450,123
Sweden	1,556,191	0	0	1,556,191
Switzerland	9,919,561	0	0	9,919,561
Taiwan	2,830,578	0	0	2,830,578
Thailand	190,158	0	0	190,158
United Kingdom	20,223,828	0	0	20,223,828
United States	2,877,257	0	0	2,877,257

Participation Notes
Ireland	0	2,979,015	0	2,979,015

Preferred stocks
Germany	2,002,901	0	0	2,002,901

Short-term investments
Investment companies	1,759,819	0	0	1,759,819
Investments measured at net asset value*				2,198,114
Total assets	$129,965,618	$2,979,015	$0	$135,142,747

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,198,114 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

144	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$30,475,428	$0	$49,771	$30,525,199
Austria	6,882,387	0	0	6,882,387
Brazil	5,662,697	0	0	5,662,697
Canada	11,002,881	0	0	11,002,881
China	14,601,967	0	0	14,601,967
Czech Republic	933,331	0	0	933,331
Denmark	5,129,976	0	0	5,129,976
Finland	1,222,969	0	0	1,222,969
France	50,848,701	0	0	50,848,701
Germany	44,737,620	0	0	44,737,620
Hong Kong	11,524,062	0	0	11,524,062
Hungary	1,166,323	0	0	1,166,323
India	1,679,956	0	0	1,679,956
Ireland	3,851,769	0	0	3,851,769
Israel	5,172,825	0	0	5,172,825
Italy	8,699,000	0	0	8,699,000
Japan	126,403,738	0	0	126,403,738
Liechtenstein	664,379	0	0	664,379
Netherlands	10,905,411	0	0	10,905,411
Norway	6,706,012	0	0	6,706,012
Poland	2,032,478	0	0	2,032,478
Portugal	1,147,679	0	0	1,147,679
Russia	5,326,102	0	0	5,326,102
Singapore	4,388,447	0	0	4,388,447
South Africa	2,557,684	0	0	2,557,684
South Korea	12,047,791	0	0	12,047,791
Spain	10,362,971	0	0	10,362,971
Sweden	9,107,120	0	0	9,107,120
Switzerland	37,781,460	0	0	37,781,460
Taiwan	5,939,415	0	0	5,939,415
Thailand	8,109,465	0	0	8,109,465
United Kingdom	79,836,453	0	0	79,836,453

Preferred stocks
Brazil	1,419,344	0	0	1,419,344

Short-term investments
Investment companies	6,504,594	0	0	6,504,594
Investments measured at net asset value*				9,472,329
Total assets	$534,832,435	$0	$49,771	$544,354,535

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $9,472,329 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	145

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,652,195	$0	$0	$4,652,195
Consumer staples	4,859,989	0	0	4,859,989
Energy	10,248,276	0	0	10,248,276
Financials	18,030,899	0	0	18,030,899
Health care	7,693,293	0	0	7,693,293
Industrials	7,928,853	0	0	7,928,853
Information technology	7,906,303	0	0	7,906,303
Materials	3,251,894	0	0	3,251,894
Real estate	4,780,118	0	0	4,780,118
Telecommunication services	1,590,590	0	0	1,590,590
Utilities	4,061,147	0	0	4,061,147
Investments measured at net asset value*				3,311,310
Total assets	$75,003,557	$0	$0	$78,314,867

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $3,311,310 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$200,767,878	$0	$0	$200,767,878
Consumer staples	27,461,662	0	0	27,461,662
Energy	54,146,570	0	0	54,146,570
Financials	140,453,574	0	0	140,453,574
Health care	312,451,301	0	0	312,451,301
Industrials	235,581,668	0	0	235,581,668
Information technology	412,878,479	0	0	412,878,479
Materials	41,040,574	0	0	41,040,574
Real estate	16,830,162	0	0	16,830,162

Short-term investments
Investment companies	75,190,164	0	0	75,190,164
Investments measured at net asset value*				165,112,340
Total assets	$1,516,802,032	$0	$0	$1,681,914,372

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $165,112,340 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

146	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$39,614,072	$0	$0	$39,614,072
Consumer staples	4,812,273	0	0	4,812,273
Energy	11,346,077	0	0	11,346,077
Financials	61,867,079	0	0	61,867,079
Health care	12,789,884	0	0	12,789,884
Industrials	22,956,402	0	0	22,956,402
Information technology	30,582,118	0	0	30,582,118
Materials	7,153,575	0	0	7,153,575
Real estate	20,698,252	0	0	20,698,252
Utilities	7,894,134	0	0	7,894,134

Short-term investments
Investment companies	3,332,087	0	0	3,332,087
Investments measured at net asset value*				11,762,612
Total assets	$223,045,953	$0	$0	$234,808,565

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $11,762,612 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,419,693,128	$0	$1,419,693,128

Asset-backed securities	0	651,314,358	0	651,314,358

Corporate bonds and notes	0	971,299,342	0	971,299,342

Government agency	0	20,555,046	0	20,555,046

Municipal obligations	0	39,498,644	0	39,498,644

Non-agency mortgage-backed securities	0	286,527,418	0	286,527,418

U.S. Treasury securities	1,809,267,733	0	0	1,809,267,733

Yankee corporate bonds and notes	0	315,557,917	0	315,557,917

Yankee government bonds	0	77,693,478	0	77,693,478

Short-term investments
Investment companies	137,895,059	0	0	137,895,059
Investments measured at net asset value*				230,759,186
Total assets	$1,947,162,792	$3,782,139,331	$0	$5,960,061,309

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $230,759,186 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	147

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$37,554,185	$0	$37,554,185

Asset-backed securities	0	4,699,730	0	4,699,730

Corporate bonds and notes	0	35,648,382	0	35,648,382

Municipal obligations	0	9,078,804	0	9,078,804

Non-agency mortgage-backed securities	0	14,622,957	0	14,622,957

U.S. Treasury securities	2,066,394	0	0	2,066,394

Yankee corporate bonds and notes	0	6,172,803	0	6,172,803

Short-term investments
Investment companies	2,919,104	0	0	2,919,104
Investments measured at net asset value*				1,699,848
Total assets	$4,985,498	$107,776,861	$0	$114,462,207
Liabilities
Futures contracts	$37,500	$0	$0	$37,500
Total liabilities	$37,500	$0	$0	$37,500

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,699,848 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer staples	$2,527,736	$0	$0	$2,527,736
Energy	2,700,903	0	0	2,700,903
Materials	2,671,426	0	0	2,671,426
Real estate	2,400,097	0	0	2,400,097

Corporate bonds and notes	0	7,304,938	0	7,304,938

Loans	0	2,265,155	100,438	2,365,593

U.S. Treasury securities	48,558,151	0	0	48,558,151

Yankee corporate bonds and notes	0	675,499	0	675,499

Short-term investments
Investment companies	3,792,921	0	0	3,792,921
U.S. Treasury securities	49,997	0	0	49,997
Investments measured at net asset value*				371,335
	62,701,231	10,245,592	100,438	73,418,596
Futures contracts	3,656	0	0	3,656
Total assets	$62,704,887	$10,245,592	$100,438	$73,422,252
Liabilities
Futures contracts	$1,781	$0	$0	$1,781
Total liabilities	$1,781	$0	$0	$1,781

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $371,335 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

148	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$6,304,421	$0	$6,304,421

Asset-backed securities	0	7,552,507	0	7,552,507

Corporate bonds and notes	0	8,198,743	0	8,198,743

Municipal obligations	0	145,739	0	145,739

Non-agency mortgage-backed securities	0	2,090,207	0	2,090,207

U.S. Treasury securities	1,866,439	0	0	1,866,439

Yankee corporate bonds and notes	0	661,073	0	661,073

Short-term investments
Investment companies	931,716	0	0	931,716
	2,798,155	24,952,690	0	27,750,845
Futures contracts	2,813	0	0	2,813
Total assets	$2,800,968	$24,952,690	$0	$27,753,658

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap, Peregrine Capital Management, LLC (“Peregrine”), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, Phocas Financial Corporation and Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo) as subadvisers. Peregine, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management and Phocas Financial Corporation are not affiliates of Funds Management. As of August 25, 2016, Peregrine is no longer an affiliate of Funds Management as a result of a change in control through a buyout agreement between Wells Fargo and Peregrine. There was no change to the personnel or the operation of Peregrine and the subadvisory fee rates are identical to the prior subadvisory agreement.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	149

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee				Effective rate for the six months ended November 30, 2016		Subadvisory fee
	starting at		declining to			Subadviser	starting at	declining to
C&B Large Cap Value Portfolio	0.65%		0.475%		0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65		0.475		0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80		0.68		0.79	WellsCap	0.55	0.40
Index Portfolio	0.10		0.05		0.09	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.80	*	0.65	*	0.83	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.80	*	0.65	*	0.83	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65		0.475		0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80		0.68		0.78	Peregrine	0.50	0.45
Small Company Value Portfolio	0.80		0.68		0.80	Peregrine	0.45	0.40
Core Bond Portfolio	0.40		0.30		0.35	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40		0.30		0.40	Galliard Capital Management, Inc.	0.20	0.10
Real Return Portfolio	0.40		0.30		0.40	WellsCap	0.28	0.18
Stable Income Portfolio	0.30		0.225		0.30	Galliard Capital Management, Inc.	0.15	0.05

*	Prior to July 1 2016, the Adviser was entitled to receive a fee which started at 0.85% and declined to 0.70% as average net assets increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$138,247,965	$0	$98,309,476
Diversified Large Cap Growth Portfolio	0	39,874,152	0	48,378,661
Emerging Growth Portfolio	0	423,646,223	0	445,338,695
Index Portfolio	0	105,617,172	0	342,200,515
International Growth Portfolio	0	86,810,483	0	82,464,777
International Value Portfolio	0	118,692,922	0	74,418,267
Large Company Value Portfolio	0	25,686,356	0	29,271,036
Small Company Growth Portfolio	0	789,709,097	0	467,420,144
Small Company Value Portfolio	0	115,642,016	0	128,449,471
Core Bond Portfolio	11,464,870,789	3,054,192,949	10,739,535,990	2,265,170,181
Managed Fixed Income Portfolio	14,538,157	6,194,043	13,856,103	12,455,363
Real Return Portfolio	8,346,402	7,079,293	1,580,240	4,864,811
Stable Income Portfolio	2,650,438.57	4,649,625.78	4,705,277.22	2,275,382.66

The Portfolios may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of November 30, 2016, Real Return Portfolio had unfunded term loan commitments of $116,006.

150	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of Index Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains on affiliated securities
Wells Fargo & Company	583,952	15,747	84,045	515,654	$27,288,410	$420,422	$1,342,812

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2016, Managed Fixed Income Portfolio, Real Return Portfolio and Stable Income Portfolio entered into futures contract to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2016, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
Index Portfolio	12-15-2016	Societe Generale	14 Long	S&P 500 Index	$7,695,800	$31,255
Index Portfolio	3-16-2017	Societe Generale	50 Long	S&P 500 Index	27,421,250	(10,250)
Managed Fixed Income Portfolio	3-22-2017	JPMorgan	20 Long	U.S. Treasury Bonds	3,228,125	(24,733)
Real Return Portfolio	3-22-2017	JPMorgan	3 Long	10-Year U.S. Treasury Notes	373,547	(1,390)
Real Return Portfolio	3-31-2017	JPMorgan	13 Short	5-Year U.S. Treasury Notes	1,531,969	3,152
Stable Income Portfolio	3-31-2017	JPMorgan	10 Short	5-Year U.S. Treasury Notes	1,178,438	2,089

As of November 30 2016, Managed Fixed Income Portfolio and Stable Income Portfolio had segregated $112,000 and $8,500, respectively, as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the six months ended November 30, 2016 as follows:

	Long contracts	Short contracts
Index Portfolio	$24,700,134	$0
Managed Fixed Income Portfolio	1,493,076	0
Real Return Portfolio	300,788	2,093,099
Stable Income Portfolio	0	1,444,466

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	151

between a Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Index Portfolio	Futures – variation margin	Societe Generale	$11,930	$(10,250)	$0	$1,680
Real Return Portfolio	Futures – variation margin	JPMorgan	3,656	(1,781)	0	1,875
Stable Income Portfolio	Futures – variation margin	JPMorgan	2,813	0	0	2,813

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Societe Generale	$10,250	$(10,250)	$0	$0
Managed Fixed Income Portfolio	Futures – variation margin	JPMorgan	37,500	0	(37,500)	0
Real Return Portfolio	Futures – variation margin	JPMorgan	1,781	(1,781)	0	0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a Portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Wells Fargo Emerging Growth Fund, which invests all of its assets in Emerging Growth Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Emerging Growth Fund issued securities which it received from Emerging Growth Portfolio with a value of $80,953,334 along with cash in the amount of $2,716,932. Emerging Growth Portfolio recognized gains in the amount of $30,973,586, which are reflected on the Statements of Operations. The redemption in-kind represented 9.01% of Emerging Growth Portfolio.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

152	Wells Fargo Allocation Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Allocation Funds	153

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

154	Wells Fargo Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 65 other funds and Assistant Treasurer of 59 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 59 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Allocation Funds	155

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

248012 01-17 SAAFNLD/SAR109 11-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each fund (except for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio is filed under this Item.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	1

Security name	Shares	Value

Common Stocks: 96.55%

Consumer Discretionary: 11.90%

Auto Components: 0.17%
BorgWarner Incorporated	22,871	$814,203
Delphi Automotive plc	30,974	1,982,336
The Goodyear Tire & Rubber Company	29,802	914,623

		3,711,162

Automobiles: 0.54%
Ford Motor Company	443,137	5,299,919
General Motors Company	161,402	5,573,211
Harley-Davidson Incorporated	20,303	1,236,250

		12,109,380

Distributors: 0.12%
Genuine Parts Company	16,910	1,627,249
LKQ Corporation †	34,874	1,144,913

		2,772,162

Diversified Consumer Services: 0.03%
H&R Block Incorporated	24,879	551,319

Hotels, Restaurants & Leisure: 1.56%
Carnival Corporation	49,158	2,527,213
Chipotle Mexican Grill Incorporated †«	3,306	1,310,267
Darden Restaurants Incorporated	14,333	1,050,609
Marriott International Incorporated Class A	36,319	2,861,211
McDonald’s Corporation	96,904	11,557,740
Royal Caribbean Cruises Limited	19,067	1,543,855
Starbucks Corporation	166,540	9,654,324
Wyndham Worldwide Corporation	12,477	898,219
Wynn Resorts Limited «	9,016	919,542
Yum! Brands Incorporated	39,592	2,509,737

		34,832,717

Household Durables: 0.46%
D.R. Horton Incorporated	38,470	1,066,388
Garmin Limited «	13,083	682,409
Harman International Industries Incorporated	7,924	866,648
Leggett & Platt Incorporated	15,179	729,503
Lennar Corporation Class A	21,332	907,463
Mohawk Industries Incorporated †	7,157	1,413,078
Newell Rubbermaid Incorporated	54,756	2,574,080
PulteGroup Incorporated	35,118	662,325
Whirlpool Corporation	8,567	1,391,623

		10,293,517

Internet & Direct Marketing Retail: 2.24%
Amazon.com Incorporated †	44,682	33,536,969
Expedia Incorporated	13,682	1,697,252

2	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Internet & Direct Marketing Retail (continued)
Netflix Incorporated †	48,685	$5,696,145
The Priceline Group Incorporated †	5,637	8,476,244
TripAdvisor Incorporated †	12,975	626,433

		50,033,043

Leisure Products: 0.10%
Hasbro Incorporated	12,817	1,094,444
Mattel Incorporated	38,679	1,221,096

		2,315,540

Media: 2.97%
CBS Corporation Class B	46,203	2,805,446
Charter Communications Incorporated Class A †	24,612	6,775,930
Comcast Corporation Class A	272,803	18,962,537
Discovery Communications Incorporated Class A †	17,134	464,160
Discovery Communications Incorporated Class C †	25,462	673,215
Interpublic Group of Companies Incorporated	45,503	1,095,257
News Corporation Class A	43,212	499,531
News Corporation Class B	13,601	162,532
Omnicom Group Incorporated	26,860	2,335,208
Scripps Networks Interactive Incorporated Class A	10,810	748,701
Tegna Incorporated	24,338	545,901
The Walt Disney Company	167,895	16,641,752
Time Warner Incorporated	88,328	8,110,277
Twenty-First Century Fox Incorporated Class A	120,824	3,396,363
Twenty-First Century Fox Incorporated Class B	55,313	1,552,083
Viacom Incorporated Class B	39,429	1,477,799

		66,246,692

Multiline Retail: 0.58%
Dollar General Corporation	29,434	2,275,837
Dollar Tree Incorporated †	26,774	2,360,396
Kohl’s Corporation	20,394	1,097,809
Macy’s Incorporated	35,028	1,478,182
Nordstrom Incorporated «	13,196	737,920
Target Corporation	65,279	5,042,150

		12,992,294

Specialty Retail: 2.43%
Advance Auto Parts Incorporated	8,362	1,419,199
AutoNation Incorporated †	7,535	336,513
AutoZone Incorporated †	3,319	2,599,374
Bed Bath & Beyond Incorporated	17,530	785,519
Best Buy Company Incorporated	31,345	1,432,467
CarMax Incorporated †«	21,743	1,256,528
Foot Locker Incorporated	15,365	1,101,210
L Brands Incorporated	27,278	1,915,461
Lowe’s Companies Incorporated	99,322	7,007,167
O’Reilly Automotive Incorporated †	10,780	2,959,110

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
Ross Stores Incorporated	45,034	$3,043,848
Signet Jewelers Limited «	8,584	783,633
Staples Incorporated	73,859	714,217
The Gap Incorporated	24,887	621,428
The Home Depot Incorporated	140,306	18,155,596
The TJX Companies Incorporated	74,566	5,841,500
Tiffany & Company	12,197	1,006,009
Tractor Supply Company	15,178	1,139,412
ULTA Salon Cosmetics & Fragrance Incorporated †	6,658	1,727,751
Urban Outfitters Incorporated †	10,109	319,444

		54,165,386

Textiles, Apparel & Luxury Goods: 0.70%
Coach Incorporated	31,675	1,152,653
HanesBrands Incorporated	42,901	996,590
Michael Kors Holdings Limited †	19,192	892,236
Nike Incorporated Class B	153,114	7,666,418
PVH Corporation	9,110	965,113
Ralph Lauren Corporation	6,402	669,713
Under Armour Incorporated Class A «	20,825	641,410
Under Armour Incorporated Class C †	20,933	539,653
VF Corporation	37,677	2,053,773

		15,577,559

Consumer Staples: 8.94%

Beverages: 1.97%
Brown-Forman Corporation Class B	20,712	939,289
Constellation Brands Incorporated Class A	20,116	3,040,332
Dr Pepper Snapple Group Incorporated	21,054	1,826,224
Molson Coors Brewing Company Class B	20,918	2,050,592
Monster Beverage Corporation †	46,042	2,060,380
PepsiCo Incorporated	163,424	16,358,742
The Coca-Cola Company	441,098	17,798,304

		44,073,863

Food & Staples Retailing: 2.01%
Costco Wholesale Corporation	49,745	7,467,222
CVS Health Corporation	121,074	9,309,380
Sysco Corporation	57,995	3,088,234
The Kroger Company	107,763	3,480,745
Wal-Mart Stores Incorporated	172,116	12,122,130
Walgreens Boots Alliance Incorporated	97,093	8,226,690
Whole Foods Market Incorporated	36,202	1,100,179

		44,794,580

Food Products: 1.51%
Archer Daniels Midland Company	66,062	2,855,860
Campbell Soup Company	22,081	1,256,188

4	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	47,328	$1,736,464
General Mills Incorporated	67,795	4,131,427
Hormel Foods Corporation	30,686	1,050,689
Kellogg Company	28,637	2,061,864
McCormick & Company Incorporated	13,063	1,191,346
Mead Johnson Nutrition Company	20,969	1,511,655
Mondelez International Incorporated Class A	176,639	7,284,592
The Hershey Company	15,939	1,540,345
The J.M. Smucker Company	13,220	1,665,059
The Kraft Heinz Company	67,658	5,524,276
Tyson Foods Incorporated Class A	33,777	1,918,871

		33,728,636

Household Products: 1.76%
Church & Dwight Company Incorporated	29,252	1,280,945
Colgate-Palmolive Company	101,234	6,603,494
Kimberly-Clark Corporation	40,839	4,721,397
The Clorox Company	14,702	1,698,963
The Procter & Gamble Company	303,051	24,989,585

		39,294,384

Personal Products: 0.13%
Coty Incorporated Class A	53,570	1,002,295
The Estee Lauder Companies Incorporated Class A	25,089	1,949,415

		2,951,710

Tobacco: 1.56%
Altria Group Incorporated	221,871	14,184,213
Philip Morris International	176,162	15,551,581
Reynolds American Incorporated	94,008	5,085,833

		34,821,627

Energy: 7.26%

Energy Equipment & Services: 1.15%
Baker Hughes Incorporated	48,590	3,125,795
FMC Technologies Incorporated †	25,621	877,775
Halliburton Company	97,783	5,191,299
Helmerich & Payne Incorporated «	12,271	928,301
National Oilwell Varco Incorporated	42,882	1,602,072
Schlumberger Limited	157,921	13,273,260
Transocean Limited †«	44,057	568,335

		25,566,837

Oil, Gas & Consumable Fuels: 6.11%
Anadarko Petroleum Corporation	61,968	4,285,087
Apache Corporation	43,086	2,841,522
Cabot Oil & Gas Corporation	52,820	1,168,378
Chesapeake Energy Corporation «	84,632	592,424

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corporation	214,225	$23,898,941
Cimarex Energy Company	10,786	1,487,174
Concho Resources Incorporated †	16,141	2,308,486
ConocoPhillips	140,639	6,823,804
Devon Energy Corporation	59,458	2,873,605
EOG Resources Incorporated	62,529	6,410,473
EQT Corporation	19,616	1,374,689
Exxon Mobil Corporation	470,874	41,107,300
Hess Corporation	30,566	1,710,473
Kinder Morgan Incorporated	218,003	4,839,667
Marathon Oil Corporation	96,211	1,737,571
Marathon Petroleum Corporation	60,044	2,823,269
Murphy Oil Corporation	18,381	623,300
Newfield Exploration Company †	22,553	1,019,847
Noble Energy Incorporated	48,792	1,861,903
Occidental Petroleum Corporation	86,748	6,190,337
ONEOK Incorporated	23,895	1,312,552
Phillips 66 Company	50,466	4,192,715
Pioneer Natural Resources Company	19,260	3,679,430
Range Resources Corporation	21,347	750,987
Southwestern Energy Company †	56,035	635,997
Spectra Energy Corporation	79,614	3,260,193
Tesoro Corporation	13,489	1,097,330
The Williams Companies Incorporated	77,560	2,381,092
Valero Energy Corporation	52,388	3,225,005

		136,513,551

Financials: 14.14%

Banks: 6.31%
Bank of America Corporation	1,158,810	24,474,067
BB&T Corporation	92,491	4,185,218
Citigroup Incorporated	329,921	18,604,245
Citizens Financial Group Incorporated	58,989	1,976,721
Comerica Incorporated	19,748	1,258,935
Fifth Third Bancorp	87,026	2,264,417
Huntington Bancshares Incorporated	123,267	1,535,907
JPMorgan Chase & Company	410,160	32,882,527
KeyCorp	122,887	2,127,174
M&T Bank Corporation	17,802	2,562,420
People’s United Financial Incorporated «	35,311	661,022
PNC Financial Services Group Incorporated	55,802	6,168,353
Regions Financial Corporation	142,535	1,929,924
SunTrust Banks Incorporated	56,938	2,957,929
US Bancorp	182,693	9,065,227
Wells Fargo & Company (l)	515,654	27,288,410
Zions Bancorporation	23,291	926,749

		140,869,245

6	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Capital Markets: 2.76%
Affiliated Managers Group Incorporated †	6,117	$905,928
Ameriprise Financial Incorporated	18,330	2,093,469
Bank of New York Mellon Corporation	121,240	5,749,201
BlackRock Incorporated	13,855	5,137,295
CME Group Incorporated	38,478	4,344,551
E*TRADE Financial Corporation †	31,078	1,072,502
Franklin Resources Incorporated	39,907	1,566,749
Goldman Sachs Group Incorporated	42,819	9,389,779
Intercontinental Exchange Incorporated	67,642	3,747,367
Invesco Limited	46,548	1,457,418
Legg Mason Incorporated	10,473	334,089
Moody’s Corporation	18,998	1,909,299
Morgan Stanley	167,164	6,913,903
Northern Trust Corporation	24,187	1,986,962
S&P Global Incorporated	29,979	3,567,201
State Street Corporation	41,631	3,280,523
T. Rowe Price Group Incorporated	28,224	2,090,269
The Charles Schwab Corporation	136,713	5,285,325
The NASDAQ OMX Group Incorporated	12,964	830,863

		61,662,693

Consumer Finance: 0.81%
American Express Company	88,116	6,347,877
Capital One Financial Corporation	57,468	4,829,611
Discover Financial Services	45,834	3,106,170
Navient Corporation	36,001	620,297
Synchrony Financial	89,962	3,109,087

		18,013,042

Diversified Financial Services: 1.56%
Berkshire Hathaway Incorporated Class B †	215,602	33,944,379
Leucadia National Corporation	36,832	811,041

		34,755,420

Insurance: 2.70%
AFLAC Incorporated	46,509	3,319,812
American International Group Incorporated	115,500	7,314,615
Aon plc	30,160	3,441,256
Arthur J. Gallagher & Company	20,103	1,012,186
Assurant Incorporated	6,474	558,965
Chubb Limited	52,812	6,759,936
Cincinnati Financial Corporation	17,007	1,305,117
Lincoln National Corporation	26,435	1,694,484
Loews Corporation	31,390	1,401,564
Marsh & McLennan Companies Incorporated	58,849	4,078,824
MetLife Incorporated	124,783	6,864,313
Principal Financial Group Incorporated	30,372	1,752,161
Prudential Financial Incorporated	49,624	4,992,174
The Allstate Corporation	42,181	2,949,296

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
The Hartford Financial Services Group Incorporated	43,829	$2,065,222
The Progressive Corporation	66,080	2,200,464
The Travelers Companies Incorporated	32,736	3,710,626
Torchmark Corporation	12,648	886,498
Unum Group	26,645	1,126,284
Willis Towers Watson plc	14,736	1,832,716
XL Group Limited	31,225	1,128,159

		60,394,672

Health Care: 13.26%

Biotechnology: 2.73%
AbbVie Incorporated	184,930	11,243,744
Alexion Pharmaceuticals Incorporated †	25,465	3,121,754
Amgen Incorporated	84,980	12,243,069
Biogen Idec Incorporated †	24,882	7,317,050
Celgene Corporation †	88,018	10,431,013
Gilead Sciences Incorporated	149,854	11,044,240
Regeneron Pharmaceuticals Incorporated †	8,570	3,250,087
Vertex Pharmaceuticals Incorporated †	28,137	2,296,261

		60,947,218

Health Care Equipment & Supplies: 2.37%
Abbott Laboratories	166,926	6,354,873
Baxter International Incorporated	55,585	2,466,306
Becton Dickinson & Company	24,179	4,088,669
Boston Scientific Corporation †	154,520	3,161,479
C.R. Bard Incorporated	8,341	1,756,198
Danaher Corporation	69,005	5,394,121
Dentsply Sirona Incorporated	26,460	1,539,443
Edwards Lifesciences Corporation †	24,174	2,002,816
Hologic Incorporated †	31,503	1,205,935
Intuitive Surgical Incorporated †	4,371	2,813,788
Medtronic plc	156,926	11,457,167
St. Jude Medical Incorporated	32,355	2,562,516
Stryker Corporation	35,278	4,009,697
The Cooper Companies Incorporated	5,535	910,452
Varian Medical Systems Incorporated †	10,604	952,557
Zimmer Biomet Holdings Incorporated	22,712	2,313,444

		52,989,461

Health Care Providers & Services: 2.59%
Aetna Incorporated	39,835	5,212,011
AmerisourceBergen Corporation	18,995	1,481,420
Anthem Incorporated	29,884	4,259,367
Cardinal Health Incorporated	36,177	2,568,929
Centene Corporation †	19,388	1,117,330
CIGNA Corporation	29,135	3,925,650
DaVita HealthCare Partners Incorporated †	18,796	1,190,727
Express Scripts Holding Company †	71,565	5,430,352

8	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
HCA Holdings Incorporated †	33,538	$2,377,509
Henry Schein Incorporated †	9,288	1,383,540
Humana Incorporated	16,927	3,599,357
Laboratory Corporation of America Holdings †	11,617	1,461,999
McKesson Corporation	25,630	3,685,850
Patterson Companies Incorporated	9,462	366,558
Quest Diagnostics Incorporated	15,786	1,380,644
UnitedHealth Group Incorporated	108,149	17,122,150
Universal Health Services Incorporated Class B	10,231	1,258,618

		57,822,011

Health Care Technology: 0.08%
Cerner Corporation †	34,130	1,698,991

Life Sciences Tools & Services: 0.59%
Agilent Technologies Incorporated	36,965	1,625,721
Illumina Incorporated †	16,647	2,216,382
Mettler-Toledo International Incorporated †	3,008	1,239,356
PerkinElmer Incorporated	12,423	630,095
Thermo Fisher Scientific Incorporated	44,771	6,272,865
Waters Corporation †	9,150	1,231,316

		13,215,735

Pharmaceuticals: 4.90%
Allergan plc	42,592	8,275,626
Bristol-Myers Squibb Company	189,735	10,708,643
Eli Lilly & Company	110,306	7,403,739
Endo International plc †	22,514	360,449
Johnson & Johnson	310,674	34,578,016
Mallinckrodt plc †	12,231	644,574
Merck & Company Incorporated	314,004	19,213,905
Mylan NV †	52,238	1,912,433
Perrigo Company plc	16,270	1,404,752
Pfizer Incorporated	688,788	22,137,646
Zoetis Incorporated	56,215	2,832,112

		109,471,895

Industrials: 10.10%

Aerospace & Defense: 2.21%
Arconic Incorporated	49,789	959,932
General Dynamics Corporation	32,586	5,713,955
L-3 Communications Holdings Incorporated	8,771	1,383,801
Lockheed Martin Corporation	28,666	7,603,657
Northrop Grumman Corporation	20,278	5,062,403
Raytheon Company	33,510	5,011,085
Rockwell Collins Incorporated	14,754	1,367,991
Textron Incorporated	30,599	1,408,472
The Boeing Company	65,880	9,918,893
TransDigm Group Incorporated	5,686	1,429,631
United Technologies Corporation	88,385	9,520,832

		49,380,652

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	9

Security name	Shares	Value

Air Freight & Logistics: 0.75%
C.H. Robinson Worldwide Incorporated	16,205	$1,212,944
Expeditors International of Washington Incorporated	20,559	1,084,282
FedEx Corporation	27,740	5,316,926
United Parcel Service Incorporated Class B	78,498	9,099,488

		16,713,640

Airlines: 0.61%
Alaska Air Group Incorporated	13,978	1,149,970
American Airlines Group Incorporated	60,174	2,794,481
Delta Air Lines Incorporated	85,043	4,097,372
Southwest Airlines Company	70,431	3,282,789
United Continental Holdings Incorporated †	33,316	2,297,138

		13,621,750

Building Products: 0.35%
Allegion plc	10,890	728,650
Fortune Brands Home & Security Incorporated	17,476	963,801
Johnson Controls International plc	107,190	4,821,406
Masco Corporation	37,498	1,186,812

		7,700,669

Commercial Services & Supplies: 0.31%
Cintas Corporation	9,703	1,111,964
Pitney Bowes Incorporated	21,075	302,426
Republic Services Incorporated	26,474	1,469,042
Stericycle Incorporated †	9,657	704,671
Waste Management Incorporated	46,206	3,212,241

		6,800,344

Construction & Engineering: 0.10%
Fluor Corporation	15,812	846,100
Jacobs Engineering Group Incorporated †	13,789	855,056
Quanta Services Incorporated †	17,155	578,467

		2,279,623

Electrical Equipment: 0.54%
Acuity Brands Incorporated	4,984	1,253,027
AMETEK Incorporated	26,392	1,249,661
Eaton Corporation plc	51,634	3,434,177
Emerson Electric Company	73,077	4,124,466
Rockwell Automation Incorporated	14,694	1,964,735

		12,026,066

Industrial Conglomerates: 2.46%
3M Company	68,633	11,787,031
General Electric Company	1,017,596	31,301,253
Honeywell International Incorporated	86,401	9,844,530
Roper Industries Incorporated	11,508	2,084,214

		55,017,028

10	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Machinery: 1.46%
Caterpillar Incorporated	66,343	$6,339,737
Cummins Incorporated	17,618	2,497,880
Deere & Company	32,848	3,291,370
Dover Corporation	17,626	1,279,824
Flowserve Corporation	14,805	702,497
Fortive Corporation	34,141	1,877,414
Illinois Tool Works Incorporated	36,277	4,541,155
Ingersoll-Rand plc	29,297	2,183,798
Paccar Incorporated	39,804	2,473,819
Parker-Hannifin Corporation	15,205	2,112,431
Pentair plc	18,920	1,087,143
Snap-on Incorporated	6,596	1,102,851
Stanley Black & Decker Incorporated	17,082	2,026,438
Xylem Incorporated	20,347	1,049,498

		32,565,855

Professional Services: 0.26%
Dun & Bradstreet Corporation	4,123	501,852
Equifax Incorporated	13,551	1,550,912
Nielsen Holdings plc	38,144	1,644,006
Robert Half International Incorporated	14,778	663,089
Verisk Analytics Incorporated †	17,844	1,482,480

		5,842,339

Road & Rail: 0.87%
CSX Corporation	107,422	3,846,782
J.B. Hunt Transport Services Incorporated	9,980	951,793
Kansas City Southern	12,262	1,087,762
Norfolk Southern Corporation	33,334	3,548,738
Ryder System Incorporated	6,073	475,516
Union Pacific Corporation	94,582	9,583,994

		19,494,585

Trading Companies & Distributors: 0.18%
Fastenal Company	32,814	1,555,384
United Rentals Incorporated †	9,784	989,260
W.W. Grainger Incorporated	6,312	1,455,358

		4,000,002

Information Technology: 20.09%

Communications Equipment: 1.00%
Cisco Systems Incorporated	571,151	17,031,723
F5 Networks Incorporated †	7,518	1,058,159
Harris Corporation	14,106	1,460,817
Juniper Networks Incorporated	43,488	1,197,660
Motorola Solutions Incorporated	18,933	1,519,373

		22,267,732

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	11

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.37%
Amphenol Corporation Class A	35,057	$2,392,991
Corning Incorporated	108,017	2,595,649
FLIR Systems Incorporated	15,589	559,801
TE Connectivity Limited	40,375	2,730,965

		8,279,406

Internet Software & Services: 4.13%
Akamai Technologies Incorporated †	19,841	1,323,395
Alphabet Incorporated Class A †	33,481	25,977,238
Alphabet Incorporated Class C †	33,556	25,436,790
eBay Incorporated †	119,232	3,315,842
Facebook Incorporated Class A †	263,785	31,237,420
VeriSign Incorporated †	10,548	831,710
Yahoo! Incorporated †	99,434	4,078,783

		92,201,178

IT Services: 3.59%
Accenture plc Class A	70,693	8,442,865
Alliance Data Systems Corporation	6,646	1,520,472
Automatic Data Processing Incorporated	51,801	4,973,932
Cognizant Technology Solutions Corporation Class A †	68,922	3,796,224
CSRA Incorporated	16,537	529,349
Fidelity National Information Services Incorporated	37,226	2,873,475
Fiserv Incorporated †	24,961	2,611,420
Global Payments Incorporated	17,446	1,195,923
International Business Machines Corporation	98,773	16,022,956
MasterCard Incorporated Class A	108,892	11,128,762
Paychex Incorporated	36,437	2,147,961
PayPal Holdings Incorporated †	127,458	5,006,550
Teradata Corporation †	14,808	397,595
Total System Services Incorporated	18,788	924,745
Visa Incorporated Class A	214,215	16,563,104
Western Union Company	55,385	1,164,747
Xerox Corporation	96,656	903,734

		80,203,814

Semiconductors & Semiconductor Equipment: 3.20%
Analog Devices Incorporated	34,915	2,592,090
Applied Materials Incorporated	122,741	3,952,260
Broadcom Limited	44,913	7,657,217
First Solar Incorporated †«	8,718	264,330
Intel Corporation	537,231	18,641,916
KLA-Tencor Corporation	17,714	1,414,286
Lam Research Corporation	18,198	1,929,352
Linear Technology Corporation	27,222	1,702,192
Microchip Technology Incorporated	24,447	1,617,902
Micron Technology Incorporated †	117,915	2,302,880
NVIDIA Corporation	60,752	5,601,334
Qorvo Incorporated †	14,523	775,673

12	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Incorporated	167,341	$11,400,942
Skyworks Solutions Incorporated	21,291	1,636,213
Texas Instruments Incorporated	113,920	8,422,106
Xilinx Incorporated	28,784	1,553,760

		71,464,453

Software: 4.23%
Activision Blizzard Incorporated	77,462	2,835,884
Adobe Systems Incorporated †	56,584	5,817,401
Autodesk Incorporated †	22,173	1,609,982
CA Incorporated	35,680	1,140,333
Citrix Systems Incorporated †	17,684	1,533,733
Electronic Arts Incorporated †	34,153	2,706,284
Intuit Incorporated	27,826	3,163,260
Microsoft Corporation	884,882	53,322,989
Oracle Corporation	341,756	13,735,174
Red Hat Incorporated †	20,564	1,626,818
Salesforce.com Incorporated †	73,118	5,264,496
Symantec Corporation	69,903	1,704,934

		94,461,288

Technology Hardware, Storage & Peripherals: 3.57%
Apple Incorporated	611,887	67,625,751
Hewlett Packard Enterprise Company	188,697	4,490,989
HP Incorporated	194,279	2,991,897
NetApp Incorporated	31,644	1,156,905
Seagate Technology plc «	33,909	1,359,751
Western Digital Corporation	32,280	2,054,945

		79,680,238

Materials: 2.81%

Chemicals: 2.04%
Air Products & Chemicals Incorporated	24,590	3,552,271
Albemarle Corporation	12,764	1,120,424
CF Industries Holdings Incorporated	26,473	766,129
E.I. du Pont de Nemours & Company	99,284	7,308,295
Eastman Chemical Company	16,773	1,259,988
Ecolab Incorporated	29,801	3,478,671
FMC Corporation	15,195	852,743
International Flavors & Fragrances Incorporated	9,038	1,094,050
LyondellBasell Industries NV Class A	38,710	3,496,287
Monsanto Company	49,689	5,103,557
PPG Industries Incorporated	30,238	2,900,731
Praxair Incorporated	32,390	3,896,517
The Dow Chemical Company	127,958	7,129,820
The Mosaic Company	39,767	1,129,383
The Sherwin-Williams Company	9,111	2,447,852

		45,536,718

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	13

Security name	Shares	Value

Construction Materials: 0.16%
Martin Marietta Materials Incorporated	7,204	$1,580,918
Vulcan Materials Company	15,111	1,898,697

		3,479,615

Containers & Packaging: 0.33%
Avery Dennison Corporation	10,090	727,085
Ball Corporation	19,785	1,485,062
International Paper Company	46,694	2,274,932
Owens-Illinois Incorporated †	18,405	338,100
Sealed Air Corporation	22,337	1,018,567
WestRock Company	28,559	1,462,221

		7,305,967

Metals & Mining: 0.28%
Freeport-McMoRan Incorporated †	138,764	2,130,027
Newmont Mining Corporation	60,251	1,954,542
Nucor Corporation	36,151	2,248,231

		6,332,800

Real Estate: 2.67%

Equity REITs: 2.63%
American Tower Corporation	48,317	4,941,380
Apartment Investment & Management Company Class A	17,784	748,706
AvalonBay Communities Incorporated	15,593	2,564,893
Boston Properties Incorporated	17,453	2,162,078
Crown Castle International Corporation	40,949	3,417,604
Digital Realty Trust Incorporated	18,047	1,666,280
Equinix Incorporated	8,071	2,734,132
Equity Residential Company Limited	41,511	2,491,075
Essex Property Trust Incorporated	7,437	1,605,797
Extra Space Storage Incorporated	14,284	1,002,165
Federal Realty Investment Trust	8,052	1,130,662
General Growth Properties Incorporated	66,308	1,680,245
HCP Incorporated	53,097	1,567,954
Host Hotels & Resorts Incorporated	84,313	1,504,144
Iron Mountain Incorporated	27,801	917,433
Kimco Realty Corporation	47,699	1,218,232
Prologis Incorporated	59,838	3,045,754
Public Storage Incorporated	16,934	3,544,286
Realty Income Corporation	29,362	1,627,829
Simon Property Group Incorporated	35,682	6,410,271
SL Green Realty Corporation	11,392	1,200,261
The Macerich Company	13,700	930,093
UDR Incorporated	30,326	1,032,297
Ventas Incorporated	39,898	2,410,637
Vornado Realty Trust	19,512	1,907,298
Welltower Incorporated	40,643	2,551,568
Weyerhaeuser Company	85,023	2,621,259

		58,634,333

14	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development: 0.04%
CBRE Group Incorporated Class A †	33,919	$985,008

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 2.41%
AT&T Incorporated	698,593	26,986,648
CenturyLink Incorporated «	61,998	1,458,193
Frontier Communications Corporation «	133,209	486,213
Level 3 Communications Incorporated †	33,069	1,821,110
Verizon Communications Incorporated	462,886	23,098,011

		53,850,175

Utilities: 2.97%

Electric Utilities: 1.84%
Alliant Energy Corporation	25,815	927,275
American Electric Power Company Incorporated	55,836	3,297,116
Duke Energy Corporation	78,232	5,771,175
Edison International	36,998	2,544,352
Entergy Corporation	20,324	1,396,869
Eversource Energy	36,021	1,859,404
Exelon Corporation	104,797	3,406,950
FirstEnergy Corporation	48,284	1,510,806
Nextera Energy Incorporated	53,039	6,058,645
PG&E Corporation	56,608	3,328,550
Pinnacle West Capital Corporation	12,625	933,366
PPL Corporation	77,001	2,576,453
The Southern Company	111,137	5,203,434
Xcel Energy Incorporated	57,681	2,250,136

		41,064,531

Independent Power & Renewable Electricity Producers: 0.06%
AES Corporation	74,843	856,952
NRG Energy Incorporated	35,802	405,995

		1,262,947

Multi-Utilities: 1.01%
Ameren Corporation	27,553	1,353,403
CenterPoint Energy Incorporated	48,906	1,166,897
CMS Energy Corporation	31,685	1,274,371
Consolidated Edison Incorporated	34,568	2,411,809
Dominion Resources Incorporated	71,059	5,207,914
DTE Energy Company	20,376	1,896,802
NiSource Incorporated	36,586	802,697
Public Service Enterprise Group Incorporated	57,450	2,373,260
SCANA Corporation	16,229	1,144,631
Sempra Energy	28,366	2,830,927
WEC Energy Group Incorporated	35,840	2,007,398

		22,470,109

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Index Portfolio	15

Security name			Shares	Value

Water Utilities: 0.06%
American Water Works Company Incorporated			20,202	$1,464,039

Total Common Stocks (Cost $964,325,647)				2,155,573,246

	Yield
Short-Term Investments: 0.62%

Investment Companies: 0.54%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		12,148,091	12,149,306

		Maturity date	Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill (z)#	0.21	12-15-2016	$535,000	534,970
U.S. Treasury Bill (z)#	0.31	1-19-2017	282,000	281,867
U.S. Treasury Bill (z)#	0.36	1-5-2017	331,000	330,901
U.S. Treasury Bill (z)#	0.41	2-16-2017	605,000	604,419
U.S. Treasury Bill (z)#	0.46	2-23-2017	50,000	49,946

				1,802,103

Total Short-Term Investments (Cost $13,950,780)				13,951,409

Total investments in securities (Cost $978,276,427) *	97.17%	2,169,524,655
Other assets and liabilities, net	2.83	63,087,873

Total net assets	100.00%	$2,232,612,528

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $980,547,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,214,008,252
Gross unrealized losses	(25,031,331)

Net unrealized gains	$1,188,976,921

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.20%
FHLMC ±	2.55%	7-1-2042	$3,323,996	$3,421,640
FHLMC ±	2.79	12-1-2041	1,665,328	1,722,324
FHLMC ±	2.81	5-1-2045	2,648,267	2,716,020
FHLMC	3.00	3-1-2030	2,629,907	2,720,878
FHLMC	3.00	4-1-2031	3,696,898	3,825,006
FHLMC	3.00	5-1-2031	2,136,863	2,199,182
FHLMC	3.00	5-1-2031	348,317	360,381
FHLMC	3.00	6-1-2031	1,972,521	2,030,037
FHLMC	3.00	7-1-2031	4,407,104	4,536,158
FHLMC	3.00	7-1-2031	2,614,500	2,691,134
FHLMC	3.00	9-1-2031	1,752,610	1,803,988
FHLMC	3.00	9-1-2031	596,272	613,741
FHLMC	3.00	11-1-2031	2,841,855	2,925,812
FHLMC	3.00	11-1-2031	2,966,635	3,053,556
FHLMC	3.00	11-1-2031	383,230	396,548
FHLMC	3.00	11-1-2031	1,288,353	1,326,425
FHLMC %%	3.00	12-13-2046	44,100,000	43,838,156
FHLMC ±	3.10	2-1-2045	2,882,967	2,957,023
FHLMC	3.50	11-1-2029	976,947	1,022,851
FHLMC	3.50	1-1-2030	1,643,392	1,732,298
FHLMC	3.50	4-1-2030	7,440,283	7,885,404
FHLMC	3.50	6-1-2030	2,134,542	2,255,506
FHLMC	3.50	7-1-2030	3,032,537	3,204,881
FHLMC	3.50	7-1-2030	2,554,696	2,699,764
FHLMC	3.50	8-1-2030	495,147	522,864
FHLMC	3.50	8-1-2030	2,988,729	3,158,278
FHLMC	3.50	9-1-2030	391,713	413,347
FHLMC	3.50	10-1-2030	1,177,037	1,244,044
FHLMC	3.50	10-1-2030	576,196	608,774
FHLMC	3.50	10-1-2030	801,022	844,783
FHLMC	3.50	10-1-2030	438,166	463,136
FHLMC	3.50	10-1-2030	956,081	1,010,527
FHLMC	3.50	10-1-2030	1,311,650	1,386,601
FHLMC	3.50	11-1-2030	705,559	739,288
FHLMC	3.50	11-1-2030	1,917,290	2,027,052
FHLMC	3.50	11-1-2030	3,815,389	4,033,359
FHLMC	3.50	11-1-2030	2,211,432	2,337,615
FHLMC	3.50	11-1-2030	462,673	488,227
FHLMC	3.50	12-1-2030	6,320,055	6,669,776
FHLMC	3.50	12-1-2030	153,608	162,091
FHLMC	3.50	1-1-2031	2,728,561	2,885,146
FHLMC	3.50	1-1-2031	460,573	486,898
FHLMC	3.50	1-1-2031	5,780,637	6,110,299
FHLMC	3.50	1-1-2031	6,652,502	7,031,989
FHLMC	3.50	2-1-2031	941,416	995,511
FHLMC	3.50	3-1-2031	3,327,889	3,518,991
FHLMC	3.50	4-1-2031	3,524,772	3,727,595
FHLMC	3.50	6-1-2031	2,061,917	2,181,331
FHLMC	3.50	7-1-2031	1,377,146	1,457,003
FHLMC	3.50	7-1-2032	14,165,419	14,699,881

2	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	3.50%	5-1-2034	$692,224	$716,400
FHLMC	3.50	11-1-2035	213,891	223,689
FHLMC	3.50	12-1-2035	2,090,822	2,181,539
FHLMC	3.50	12-1-2045	710,572	731,954
FHLMC	3.50	6-1-2046	2,373,805	2,441,716
FHLMC	3.50	8-1-2046	3,386,204	3,483,290
FHLMC	3.50	12-1-2046	3,400,000	3,497,480
FHLMC %%	3.50	12-13-2046	12,300,000	12,606,953
FHLMC	4.00	10-1-2029	1,727,949	1,860,283
FHLMC	4.00	6-1-2039	211,304	225,443
FHLMC	4.00	8-1-2044	1,288,721	1,367,110
FHLMC	4.00	8-1-2044	18,453,037	19,619,382
FHLMC	4.00	2-1-2045	4,919,204	5,234,709
FHLMC	4.00	9-1-2045	746,487	784,691
FHLMC	4.00	10-1-2045	1,115,405	1,172,485
FHLMC	4.00	10-1-2045	2,350,037	2,502,165
FHLMC	4.00	10-1-2045	1,199,809	1,270,161
FHLMC	4.00	10-1-2045	896,979	948,684
FHLMC	4.00	10-1-2045	3,889,918	4,116,656
FHLMC	4.00	11-1-2045	1,657,519	1,753,062
FHLMC	4.00	11-1-2045	1,706,469	1,806,532
FHLMC	4.00	11-1-2045	746,314	789,333
FHLMC	4.00	11-1-2045	796,999	842,938
FHLMC	4.00	12-1-2045	1,680,893	1,779,452
FHLMC	4.00	12-1-2045	1,402,661	1,483,516
FHLMC	4.00	12-1-2045	1,384,386	1,464,188
FHLMC	4.00	12-1-2045	1,949,451	2,075,650
FHLMC	4.00	2-1-2046	2,620,710	2,774,326
FHLMC	4.00	2-1-2046	1,814,536	1,919,093
FHLMC	4.00	3-1-2046	5,283,233	5,595,482
FHLMC	4.00	4-1-2046	1,166,673	1,235,628
FHLMC	4.00	4-1-2046	1,008,875	1,067,011
FHLMC	4.00	6-1-2046	2,017,492	2,133,747
FHLMC	4.00	6-1-2046	1,641,224	1,738,492
FHLMC	4.00	6-1-2046	2,818,392	2,980,801
FHLMC	4.50	8-1-2020	7,308,221	7,507,593
FHLMC	4.50	6-1-2039	273,367	292,607
FHLMC	4.50	7-1-2039	297,376	318,373
FHLMC	4.50	2-1-2042	600,212	651,555
FHLMC	4.50	6-1-2044	3,038,793	3,294,575
FHLMC	5.00	5-1-2044	1,411,258	1,573,268
FHLMC	5.00	6-1-2044	4,372,712	4,896,734
FHLMC	6.00	8-1-2017	2,654	2,677
FHLMC	6.00	10-1-2017	5,966	6,020
FHLMC	6.00	2-1-2023	27,339	31,044
FHLMC	6.50	4-1-2021	1,663	1,719
FHLMC Series 1590 Class IA ±	1.58	10-15-2023	27,824	28,496
FHLMC Series 1897 Class K	7.00	9-15-2026	942	1,044
FHLMC Series 1935 Class FL ±	1.24	2-15-2027	2,562	2,609
FHLMC Series 2423 Class MC	7.00	3-15-2032	15,802	17,941

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 300 Class 300	3.00%	1-15-2043	$14,386,497	$14,443,906
FHLMC Series 4425 Class A	4.00	9-15-2040	4,312,918	4,566,738
FNMA ¤	0.00	10-9-2019	11,585,000	10,986,426
FNMA ±	1.71	4-1-2043	4,302,655	4,432,044
FNMA ±	1.95	6-1-2017	136	136
FNMA ±	2.42	6-1-2042	2,925,130	3,009,253
FNMA ±	2.67	1-1-2042	4,142,678	4,283,094
FNMA ±	2.75	2-1-2042	7,159,319	7,517,435
FNMA ±	2.75	1-1-2045	1,916,990	1,964,021
FNMA ±	2.76	1-1-2045	4,425,003	4,531,333
FNMA ±	2.84	5-1-2043	1,335,020	1,365,610
FNMA ±	2.98	6-1-2041	5,725,762	6,040,089
FNMA	3.00	4-1-2031	2,290,730	2,371,177
FNMA	3.00	5-1-2031	2,869,949	2,970,745
FNMA	3.00	6-1-2031	14,469,882	14,930,795
FNMA	3.00	8-1-2031	3,540,232	3,653,738
FNMA	3.00	8-1-2031	3,640,769	3,750,036
FNMA	3.00	9-1-2031	12,107,085	12,610,138
FNMA	3.00	9-1-2031	4,508,301	4,643,824
FNMA	3.00	9-1-2031	1,975,955	2,035,361
FNMA	3.00	10-1-2031	828,735	859,190
FNMA	3.00	10-1-2031	935,369	968,888
FNMA	3.00	10-1-2031	1,138,203	1,176,217
FNMA	3.00	10-1-2031	2,215,504	2,283,925
FNMA	3.00	10-1-2031	7,256,725	7,476,327
FNMA	3.00	10-1-2031	3,290,316	3,388,870
FNMA	3.00	10-1-2031	1,815,045	1,869,247
FNMA	3.00	10-1-2031	3,782,513	3,910,293
FNMA	3.00	10-1-2031	3,755,756	3,867,752
FNMA	3.00	11-1-2031	10,798,071	11,128,165
FNMA	3.00	11-1-2031	9,177,312	9,455,039
FNMA	3.00	11-1-2031	2,347,458	2,417,468
FNMA	3.00	11-1-2031	1,879,681	1,938,533
FNMA	3.00	11-1-2031	3,051,115	3,142,851
FNMA	3.00	11-1-2031	2,667,556	2,747,107
FNMA	3.00	11-1-2031	4,937,161	5,082,572
FNMA %%	3.00	12-13-2046	34,100,000	33,918,844
FNMA %%	3.00	1-18-2047	110,500,000	109,684,200
FNMA ±	3.19	10-1-2043	1,947,992	1,998,088
FNMA	3.50	12-1-2029	2,511,628	2,644,021
FNMA	3.50	1-1-2030	5,624,170	5,921,903
FNMA	3.50	2-1-2030	3,848,082	4,042,977
FNMA	3.50	7-1-2030	3,021,632	3,182,352
FNMA	3.50	7-1-2030	836,994	872,166
FNMA	3.50	8-1-2030	1,938,049	2,041,107
FNMA	3.50	1-1-2031	2,250,776	2,351,812
FNMA	3.50	1-1-2031	2,927,414	3,086,357
FNMA	3.50	2-1-2031	3,427,591	3,613,993
FNMA	3.50	2-1-2031	2,299,540	2,429,856
FNMA	3.50	2-1-2031	1,784,484	1,880,242

4	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	4-1-2031	$5,587,756	$5,887,692
FNMA	3.50	4-1-2031	730,433	769,764
FNMA	3.50	4-1-2031	1,898,969	2,007,061
FNMA	3.50	4-1-2031	7,919,011	8,349,056
FNMA	3.50	6-1-2031	2,329,324	2,454,652
FNMA	3.50	6-1-2031	3,065,530	3,240,092
FNMA	3.50	6-1-2031	3,110,688	3,288,116
FNMA	3.50	6-1-2031	6,303,395	6,638,236
FNMA	3.50	7-1-2031	3,042,608	3,216,095
FNMA	3.50	7-1-2031	1,448,239	1,530,904
FNMA	3.50	8-1-2031	2,290,768	2,421,401
FNMA	3.50	9-1-2032	4,013,169	4,202,304
FNMA	3.50	9-1-2033	985,278	1,031,626
FNMA	3.50	1-1-2035	2,111,301	2,197,564
FNMA	3.50	6-1-2043	974,265	1,000,150
FNMA	3.50	6-1-2045	17,691,683	18,218,372
FNMA	3.50	8-1-2045	5,514,596	5,678,772
FNMA	3.50	8-1-2045	10,816,719	11,138,749
FNMA	3.50	10-1-2045	2,005,325	2,065,029
FNMA	3.50	11-1-2045	4,753,204	4,894,718
FNMA	3.50	1-1-2046	2,493,004	2,567,308
FNMA	3.50	1-1-2046	1,624,171	1,677,303
FNMA	3.50	2-1-2046	753,212	777,853
FNMA	3.50	2-1-2046	549,352	567,324
FNMA	3.50	3-1-2046	2,639,955	2,726,319
FNMA	3.50	4-1-2046	1,064,619	1,097,715
FNMA	3.50	4-1-2046	1,444,826	1,492,093
FNMA	3.50	4-1-2046	785,048	810,731
FNMA	3.50	5-1-2046	4,367,809	4,507,822
FNMA	3.50	6-1-2046	5,372,980	5,530,902
FNMA	3.50	6-1-2046	1,876,549	1,937,937
FNMA	3.50	7-1-2046	1,593,421	1,645,554
FNMA	3.50	7-1-2046	4,400,468	4,543,069
FNMA	3.50	7-1-2046	2,496,419	2,570,014
FNMA	3.50	8-1-2046	765,389	790,431
FNMA	3.50	8-1-2046	1,240,407	1,280,990
FNMA	3.50	8-1-2046	667,257	689,087
FNMA	3.50	8-1-2046	3,355,585	3,454,509
FNMA	3.50	8-1-2046	454,875	469,757
FNMA	3.50	9-1-2046	3,053,013	3,143,019
FNMA	3.50	9-1-2046	3,048,041	3,137,899
FNMA	3.50	10-1-2046	1,886,235	1,941,845
FNMA	3.50	11-1-2046	4,211,997	4,336,169
FNMA %%	3.50	12-13-2046	86,500,000	88,743,594
FNMA %%	3.50	1-18-2047	23,600,000	24,202,343
FNMA	4.00	7-1-2029	10,080,376	10,738,011
FNMA	4.00	11-1-2029	2,965,311	3,158,127
FNMA	4.00	11-1-2039	856,351	924,762
FNMA	4.00	11-1-2040	1,571,554	1,653,320
FNMA	4.00	11-1-2040	7,280,096	7,708,574

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2040	$4,624,249	$4,909,565
FNMA	4.00	9-1-2041	194,942	209,534
FNMA	4.00	10-1-2041	450,344	484,062
FNMA	4.00	10-1-2041	1,452,275	1,541,943
FNMA	4.00	11-1-2041	332,185	357,057
FNMA	4.00	12-1-2041	431,000	463,271
FNMA	4.00	1-1-2042	4,721,030	5,012,086
FNMA	4.00	7-1-2042	252,174	270,848
FNMA	4.00	10-1-2043	5,454,458	5,780,648
FNMA	4.00	4-1-2044	6,182,392	6,590,403
FNMA	4.00	12-1-2044	278,807	298,381
FNMA	4.00	12-1-2044	1,204,181	1,274,544
FNMA	4.00	5-1-2045	10,302,314	10,926,546
FNMA	4.00	5-1-2045	1,897,897	2,011,600
FNMA	4.00	6-1-2045	3,831,807	4,059,250
FNMA	4.00	6-1-2045	4,951,822	5,241,821
FNMA	4.00	7-1-2045	447,009	480,597
FNMA	4.00	7-1-2045	259,818	278,097
FNMA	4.00	8-1-2045	1,344,196	1,429,876
FNMA	4.00	8-1-2045	496,268	533,562
FNMA	4.00	8-1-2045	720,338	774,472
FNMA	4.00	8-1-2045	2,390,854	2,545,131
FNMA	4.00	9-1-2045	2,077,244	2,212,627
FNMA	4.00	9-1-2045	635,641	683,405
FNMA	4.00	9-1-2045	1,419,503	1,511,104
FNMA	4.00	9-1-2045	366,370	390,012
FNMA	4.00	9-1-2045	355,307	378,235
FNMA	4.00	9-1-2045	6,326,353	6,729,575
FNMA	4.00	10-1-2045	351,749	378,184
FNMA	4.00	10-1-2045	1,290,321	1,365,937
FNMA	4.00	11-1-2045	591,229	635,657
FNMA	4.00	11-1-2045	1,219,985	1,295,649
FNMA	4.00	11-1-2045	1,460,893	1,546,502
FNMA	4.00	12-1-2045	1,089,521	1,153,367
FNMA	4.00	12-1-2045	194,123	206,645
FNMA	4.00	12-1-2045	476,055	506,762
FNMA	4.00	1-1-2046	623,679	656,250
FNMA	4.00	1-1-2046	2,379,348	2,526,864
FNMA	4.00	2-1-2046	495,835	534,206
FNMA	4.00	2-1-2046	405,266	436,630
FNMA	4.00	2-1-2046	754,665	803,491
FNMA	4.00	3-1-2046	779,274	839,576
FNMA	4.00	3-1-2046	4,734,662	5,041,922
FNMA	4.00	3-1-2046	2,573,086	2,735,109
FNMA	4.00	4-1-2046	3,012,254	3,213,285
FNMA	4.00	7-1-2046	382,248	406,906
FNMA	4.00	7-1-2046	1,442,356	1,527,916
FNMA	4.00	11-1-2046	944,221	1,000,231
FNMA %%	4.00	12-13-2046	23,500,000	24,722,207
FNMA ±	4.37	4-1-2040	1,969,161	2,057,118

6	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	1-1-2020	$3,148,411	$3,251,693
FNMA	4.50	5-1-2034	2,236,499	2,464,247
FNMA	4.50	1-1-2039	7,940,953	8,635,139
FNMA	4.50	11-1-2043	316,691	341,441
FNMA	4.50	12-1-2043	167,366	180,878
FNMA	4.50	1-1-2044	1,257,445	1,361,444
FNMA	4.50	1-1-2044	546,640	593,103
FNMA	4.50	2-1-2044	13,480,624	14,806,106
FNMA	4.50	2-1-2044	189,020	204,753
FNMA	4.50	3-1-2044	1,568,164	1,732,734
FNMA	4.50	3-1-2044	276,648	300,447
FNMA	4.50	3-1-2044	208,966	227,053
FNMA	4.50	4-1-2044	7,548,948	8,294,773
FNMA	4.50	4-1-2044	4,181,218	4,604,288
FNMA	4.50	6-1-2044	5,382,193	5,916,763
FNMA	4.50	6-1-2044	665,447	725,061
FNMA	4.50	10-1-2044	383,852	419,109
FNMA	4.50	6-1-2045	396,800	436,341
FNMA	4.50	6-1-2045	395,267	434,684
FNMA	4.50	8-1-2045	1,399,693	1,539,138
FNMA	4.50	8-1-2045	251,216	275,887
FNMA	4.50	9-1-2045	527,260	579,825
FNMA	4.50	12-1-2045	220,854	242,737
FNMA	4.50	12-1-2045	316,728	346,553
FNMA	4.50	2-1-2046	208,409	230,902
FNMA	4.50	2-1-2046	615,891	676,914
FNMA	4.50	3-1-2046	14,991,505	16,378,521
FNMA	4.50	3-1-2046	464,085	510,067
FNMA	4.50	4-1-2046	362,235	398,399
FNMA	4.50	4-1-2046	640,606	705,898
FNMA	4.50	6-1-2046	11,588,214	12,781,895
FNMA	4.50	6-1-2046	10,798,131	11,867,988
FNMA	4.50	6-1-2046	338,344	372,348
FNMA	5.00	12-1-2039	2,423,667	2,716,095
FNMA	5.00	1-1-2040	3,884,191	4,352,600
FNMA	5.00	7-1-2044	964,736	1,065,717
FNMA	5.37	4-1-2017	2,304,000	2,304,597
FNMA	5.40	5-1-2017	2,792,963	2,793,690
FNMA	6.00	5-1-2017	1,488	1,496
FNMA	6.00	11-1-2017	436	439
FNMA	6.00	4-1-2022	11,330	12,863
FNMA	6.00	2-1-2029	10,784	12,366
FNMA	6.00	3-1-2033	60,778	70,078
FNMA	6.00	11-1-2033	21,438	24,640
FNMA	6.50	6-1-2017	481	483
FNMA	6.50	7-1-2017	6,165	6,193
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	415,774	473,993
FNMA Series 1999-54 Class LH	6.50	11-25-2029	14,457	16,663
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	79,425
FNMA Series 2007-108 Class AN ±	8.12	11-25-2037	775,154	930,448

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2012-134 Class LC	3.00%	12-25-2042	$2,495,008	$2,503,512
FNMA Series 2015-18 Class HE	4.00	9-25-2041	14,738,307	15,668,393
FNMA Series 2015-M3 Class FA ±	0.78	6-25-2018	9,165,119	9,167,258
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,880,905	8,236,990
GNMA %%	3.50	12-20-2046	105,500,000	109,715,875
GNMA %%	3.00	12-20-2046	35,200,000	35,699,125
GNMA	3.50	6-15-2046	1,292,803	1,355,043
GNMA	3.50	7-15-2046	1,313,595	1,377,076
GNMA	4.00	12-15-2040	398,107	432,299
GNMA	4.00	10-15-2041	653,709	709,320
GNMA	4.00	2-15-2042	1,027,827	1,114,858
GNMA	4.00	10-15-2043	681,117	738,645
GNMA	4.00	3-15-2045	2,044,193	2,218,190
GNMA	4.00	5-15-2045	458,183	497,193
GNMA	4.00	7-15-2045	844,747	905,991
GNMA	4.00	8-15-2045	1,631,954	1,770,929
GNMA	4.00	8-20-2045	288,275	312,630
GNMA	4.00	9-15-2045	568,841	617,273
GNMA	4.00	9-15-2045	2,112,824	2,265,680
GNMA	4.00	9-20-2045	3,464,053	3,714,588
GNMA	4.00	10-15-2045	1,022,281	1,109,462
GNMA	4.00	10-15-2045	3,373,881	3,618,554
GNMA	4.00	10-20-2045	1,951,953	2,107,498
GNMA	4.00	11-15-2045	1,469,232	1,596,640
GNMA	4.00	11-20-2045	1,841,928	1,997,862
GNMA	4.00	1-20-2046	646,878	701,214
GNMA	4.00	2-20-2046	1,103,805	1,184,047
GNMA	4.00	2-20-2046	2,538,326	2,722,449
GNMA	4.00	3-20-2046	6,212,239	6,663,077
GNMA	4.00	3-20-2046	875,439	939,145
GNMA	4.00	4-15-2046	892,868	969,299
GNMA	4.00	4-20-2046	978,812	1,061,947
GNMA	4.00	5-20-2046	3,943,318	4,230,213
GNMA	4.00	5-20-2046	575,189	617,076
GNMA	4.00	6-15-2046	192,330	208,872
GNMA	4.00	6-15-2046	310,757	337,468
GNMA	4.00	7-20-2046	2,168,622	2,326,589
GNMA	4.00	8-15-2046	412,835	448,322
GNMA	4.00	8-20-2046	432,684	469,438
GNMA %%	4.00	12-20-2046	5,800,000	6,141,656
GNMA	4.50	3-15-2041	1,252,597	1,393,913
GNMA	4.50	4-15-2045	171,509	191,015
GNMA	4.50	5-20-2045	283,045	307,219
GNMA	4.50	5-20-2045	1,112,381	1,216,987
GNMA	4.50	6-20-2045	1,602,247	1,783,512
GNMA	4.50	6-20-2045	230,576	253,614
GNMA	4.50	7-20-2045	1,821,298	1,989,842
GNMA	4.50	8-20-2045	959,208	1,051,240
GNMA	4.50	10-20-2045	192,500	211,723
GNMA	4.50	12-15-2045	1,752,168	1,952,475
GNMA	4.50	12-15-2045	2,734,672	3,016,881

8	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	1-15-2046	$299,129	$325,501
GNMA	4.50	1-20-2046	357,370	393,113
GNMA	4.50	2-20-2046	375,119	407,968
GNMA	4.50	4-15-2046	817,406	911,705
GNMA	4.50	5-15-2046	119,470	133,473
GNMA	4.50	5-15-2046	429,927	479,234
GNMA	4.50	5-20-2046	1,774,938	1,952,660
GNMA	4.50	6-15-2046	774,666	864,405
GNMA	4.50	6-20-2046	279,128	307,128
GNMA	4.50	9-20-2046	347,486	382,254
GNMA	5.00	12-20-2039	395,530	446,187
GNMA	5.00	11-20-2045	666,879	748,314
TVA	2.88	9-15-2024	7,901,000	8,099,078

Total Agency Securities (Cost $1,436,765,054)				1,419,693,128

Asset-Backed Securities: 12.48%
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	3,416,000	3,424,805
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	6,261,000	6,273,033
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	11,891,000	11,893,414
AmeriCredit Auto Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	2,825,000	2,824,896
AmeriCredit Auto Receivables Trust Series 2016-4 Class A3	1.53	7-8-2021	6,530,000	6,498,489
Avis Budget Rental Car Funding (AESOP) LLC Series 2014-1A Class A 144A	2.46	7-20-2020	11,595,000	11,619,501
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	5,020,624
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	8,701,000	8,674,491
Avis Budget Rental Car Funding LLC Series 2016-2A Class A 144A	2.72	11-20-2022	6,880,000	6,773,661
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	1,192,515	1,192,464
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,513,514	1,516,200
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,381,101
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	1,897,563	1,898,575
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	1,181,871	1,183,269
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58	6-15-2021	5,562,000	5,627,323
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89	5-15-2020	4,994,000	5,022,690
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	2,780,000	2,803,069
California Republic Auto Receivables Trust Series 2016-2 Class A2	1.34	3-15-2019	2,805,000	2,804,320
California Republic Auto Receivables Trust Series 2016-2 Class A4	1.83	12-15-2021	4,931,000	4,914,560
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	180,530	180,564
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	2,815,180	2,816,415
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,195,000	4,202,088
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	5,401,000	5,411,432
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	2,355,000	2,356,312
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,184,000	4,196,534
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,200,000	6,226,036
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	6,248,518	6,251,133
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,639,000	4,661,373
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,906,000	2,911,175
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	5,368,000	5,381,640
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,394,829
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	5,238,360	5,245,790
Capital Auto Receivables Asset Trust Series 2016-1 Class A3	1.73	4-20-2020	5,430,000	5,437,920
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,458,224
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	1,781,000	1,781,651

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2016-2 Class A3	1.46%	6-22-2020	$4,283,000	$4,268,584
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	3,349,000	3,348,940
Capital Auto Receivables Asset Trust Series 2016-3 Class A3A	1.54	8-20-2020	3,634,000	3,625,667
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,402,318
Capital One Multi Asset Execution Trust 2016-A1 Class A1 ±	0.99	2-15-2022	5,834,000	5,858,076
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	498,000	498,506
Capital One Multi Asset Execution Trust Series 2016-A2 Class A2 ±	1.17	2-15-2024	4,989,000	5,014,738
Chrysler Capital Auto Receivables Series 2016-AA Class A3 144A	1.77	10-15-2020	8,321,000	8,335,950
Citibank Credit Card Issuance Trust Series 2013-A2 Class A2 ±	0.87	5-26-2020	4,147,000	4,154,381
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.97	9-10-2020	1,100,000	1,104,057
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8	1.73	4-9-2020	2,459,000	2,472,519
Discover Card Execution Note Trust Series 2016-A2 Class A2 ±	1.08	9-15-2021	1,773,000	1,783,969
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.83	8-17-2020	4,023,000	4,029,407
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,933,480
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,051,000	9,161,266
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	10,747,000	10,882,052
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	5,160,000	5,173,247
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	3,955,000	3,958,559
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	2,007,000	2,007,253
Ford Credit Floorplan Master Owner Trust Series 2014-4 Class A2 ±	0.88	8-15-2019	7,082,000	7,085,276
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	1.11	1-15-2022	2,963,000	2,976,936
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1	1.55	7-15-2021	7,761,000	7,712,169
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	2,494,000	2,472,434
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	2,528,000	2,519,220
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,510,463
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	5,005,000	4,908,439
Navient Student Loan Trust Series 2014-8 Class A2 ±	1.02	4-25-2023	2,624,000	2,619,104
Navient Student Loan Trust Series 2014-8 Class B ±	2.08	7-26-2049	56,000	50,573
Navient Student Loan Trust Series 2014-AA Class A2B 144A±	1.79	2-15-2029	4,498,330	4,532,438
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.24	9-16-2024	4,301,198	4,299,985
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	3,826,000	3,823,658
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.74	12-15-2028	4,936,000	4,982,783
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,751,528
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	8,134,000	8,524,997
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.04	1-25-2037	3,769,965	3,675,501
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	1.06	10-27-2036	4,095,793	3,952,001
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.99	10-25-2033	5,249,824	5,098,390
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.97	3-23-2037	5,052,000	4,765,284
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.99	12-24-2035	4,907,395	4,640,929
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	1.05	3-22-2032	3,650,000	3,362,846
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.33	4-25-2046	1,305,937	1,302,471
Nelnet Student Loan Trust Series 2016-1A Class A 144A±	1.38	9-25-2065	12,737,000	12,736,479
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	7,020,000	7,008,979
Nissan Auto Receivables Owner Trust Series 2016-C Class A3	1.18	1-15-2021	4,467,000	4,441,516
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	5,897,761	5,903,950
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.30	5-15-2028	1,105,929	1,098,519
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	1.43	4-27-2026	9,296,000	9,254,164
SLM Student Loan Trust Series 2004-3 Class A5 ±	1.05	7-25-2023	4,549,052	4,530,325
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.98	4-25-2025	294,748	293,320
SLM Student Loan Trust Series 2005-5 Class A4 ±	1.02	10-25-2028	10,324,000	10,043,967
SLM Student Loan Trust Series 2005-6 Class A5 ±	2.08	7-27-2026	1,111,134	1,117,858
SLM Student Loan Trust Series 2005-6 Class A6 ±	1.02	10-27-2031	11,625,000	11,327,627

10	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-7 Class A4 ±	1.03%	10-25-2029	$4,012,000	$3,924,187
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.99	7-25-2025	1,531,665	1,527,426
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.98	1-25-2021	8,658,000	8,359,823
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.94	7-25-2022	11,939,000	11,274,073
SLM Student Loan Trust Series 2007-2 Class B ±	1.05	7-25-2025	4,301,000	3,492,169
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.92	4-25-2019	8,004,741	7,951,979
SLM Student Loan Trust Series 2007-5 Class A5 ±	0.96	1-25-2024	5,019,317	5,001,363
SLM Student Loan Trust Series 2010-1 Class A ±	0.98	3-25-2025	1,990,023	1,940,601
SLM Student Loan Trust Series 2011-B Class A2 144A	3.74	2-15-2029	446,617	456,540
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.33	5-26-2026	4,166,000	4,032,736
SLM Student Loan Trust Series 2012-6 Class B ±	1.58	4-27-2043	2,705,000	2,400,784
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	1,191,684	1,210,481
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	8,914,376	8,975,383
SLM Student Loan Trust Series 2012-E Class A1 144A±	1.29	10-16-2023	263,624	263,732
SLM Student Loan Trust Series 2013-1 Class B ±	2.38	11-25-2043	1,264,000	1,125,681
SLM Student Loan Trust Series 2013-3 Class B ±	2.08	9-25-2043	1,866,000	1,614,735
SLM Student Loan Trust Series 2013-6 Class A3 ±	1.23	6-25-2055	8,924,000	8,847,103
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.14	8-15-2022	79,207	79,263
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,653,922
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.59	5-17-2027	3,675,000	3,703,275
SLM Student Loan Trust Series 2013-B Class A1 144A±	1.19	7-15-2022	1,096,192	1,096,698
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,423,000	5,406,578
SLM Student Loan Trust Series 2013-B Class A2B 144A±	1.64	6-17-2030	1,028,000	1,033,771
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	4,089,000	4,145,654
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.17	3-25-2055	5,358,000	5,295,321
SLM Student Loan Trust Series 2014-2 Class B ±	2.08	1-25-2072	1,458,000	1,265,387
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	3,054,000	3,068,803
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.69	1-15-2026	1,937,000	1,954,181
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,046,000	7,001,812
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.54	6-15-2027	6,176,000	6,151,667
SMB Private Education Loan Trust Series 2015-B Class A1 144A±	1.24	2-15-2023	1,371,708	1,373,445
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	2,728,000	2,772,091
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.74	7-15-2027	8,516,000	8,601,049
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	2,333,000	2,343,674
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	1.94	7-15-2027	3,981,000	4,050,546
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,470,477
SMB Private Education Loan Trust Series 2016-A Class A2B 144A±	2.04	5-15-2031	8,006,000	8,215,734
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	16,726,000	16,451,744
SMB Private Education Loan Trust Series 2016-B Class A2B 144A±	1.99	2-17-2032	9,179,000	9,297,951
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	5,300,000	5,309,117
Synchrony Credit Card Master Note Trust Series 2016-3 Class A	1.58	9-15-2022	6,690,000	6,633,110
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	5,593,000	5,589,966
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,226,146
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,655,978
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	4,102,000	4,098,017
Toyota Auto Receivables Owner Trust Series 2016-C Class A3	1.14	8-17-2020	5,466,000	5,437,851
Trade Maps Limited Series 2013-1A Class A 144A±	1.23	12-10-2018	6,545,000	6,543,489
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	9,191,000	9,146,806
World Financial Network Credit Card Master Trust Series 2012-B Class A	1.76	5-17-2021	4,438,000	4,452,742
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	829,481

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03%	4-15-2025	$4,712,000	$4,620,262
World Financial Network Credit Card Master Trust Series 2016-B Class A	1.44	6-15-2022	6,981,000	6,961,800
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	9,052,000	8,985,037
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	5,447,000	5,396,018

Total Asset-Backed Securities (Cost $652,378,051)				651,314,358

Corporate Bonds and Notes: 18.61%

Consumer Discretionary: 1.07%

Automobiles: 0.09%
BMW US Capital LLC Company 144A	2.80	4-11-2026	3,195,000	3,082,820
General Motors Company	6.75	4-1-2046	1,305,000	1,501,400

				4,584,220

Hotels, Restaurants & Leisure: 0.17%
McDonald’s Corporation	2.75	12-9-2020	2,545,000	2,573,341
McDonald’s Corporation	4.88	12-9-2045	5,868,000	6,200,416

				8,773,757

Household Durables: 0.14%
Newell Brands Incorporated	4.20	4-1-2026	4,330,000	4,506,525
Newell Brands Incorporated	5.50	4-1-2046	2,751,000	3,092,952

				7,599,477

Media: 0.67%
Charter Communications Operating LLC 144A	6.48	10-23-2045	6,065,000	6,792,709
Cox Communications Incorporated 144A	4.80	2-1-2035	1,046,000	955,394
Discovery Communications Incorporated	4.88	4-1-2043	2,355,000	2,097,055
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,022,977
Scripps Networks Interactive Incorporated	2.80	6-15-2020	2,644,000	2,644,970
Scripps Networks Interactive Incorporated	3.50	6-15-2022	2,166,000	2,186,932
Scripps Networks Interactive Incorporated	3.90	11-15-2024	1,843,000	1,851,640
Time Warner Cable Incorporated	6.55	5-1-2037	1,392,000	1,558,375
Time Warner Incorporated %%	3.80	2-15-2027	5,405,000	5,371,884
Time Warner Incorporated	4.65	6-1-2044	325,000	306,115
Time Warner Incorporated	4.85	7-15-2045	2,475,000	2,431,049
Viacom Incorporated	4.85	12-15-2034	2,657,000	2,535,474
Viacom Incorporated	2.25	2-4-2022	3,195,000	3,059,784
Viacom Incorporated	3.45	10-4-2026	2,145,000	2,046,575

				34,860,933

Consumer Staples: 1.18%

Beverages: 0.26%
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	10,619,000	11,333,945
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	2,444,000	2,455,780

				13,789,725

12	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing: 0.15%
Walgreens Boots Alliance Incorporated	3.45%	6-1-2026	$8,125,000	$7,948,054

Food Products: 0.63%
Kraft Heinz Foods Company	2.80	7-2-2020	8,134,000	8,198,015
Kraft Heinz Foods Company	3.00	6-1-2026	5,065,000	4,775,469
Kraft Heinz Foods Company	4.38	6-1-2046	4,590,000	4,346,363
WM Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,370,460
WM Wrigley Jr. Company 144A	2.40	10-21-2018	2,474,000	2,500,974
WM Wrigley Jr. Company 144A	2.90	10-21-2019	5,953,000	6,062,505
WM Wrigley Jr. Company 144A	3.38	10-21-2020	5,310,000	5,456,668

				32,710,454

Tobacco: 0.14%
Reynolds American Incorporated	5.70	8-15-2035	2,498,000	2,857,490
Reynolds American Incorporated	5.85	8-15-2045	3,515,000	4,152,301

				7,009,791

Energy: 1.98%

Energy Equipment & Services: 0.06%
Halliburton Company	5.00	11-15-2045	3,123,000	3,186,815

Oil, Gas & Consumable Fuels: 1.92%
Anadarko Petroleum Corporation	6.60	3-15-2046	3,165,000	3,684,187
Apache Corporation	4.25	1-15-2044	2,695,000	2,483,642
Buckeye Partners LP	3.95	12-1-2026	4,750,000	4,546,876
Chevron Corporation	1.56	5-16-2019	6,746,000	6,705,234
Chevron Corporation	2.10	5-16-2021	9,345,000	9,236,308
Cimarex Energy Company	4.38	6-1-2024	3,148,000	3,224,843
Colorado Interstate Gas Company 144A	4.15	8-15-2026	3,020,000	2,871,845
ConocoPhillips Company	4.95	3-15-2026	3,820,000	4,151,969
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,103,550
Energy Transfer Partners LP	4.75	1-15-2026	2,290,000	2,301,104
Energy Transfer Partners LP	6.13	12-15-2045	5,079,000	5,110,073
Enterprise Products Operating LLC	5.10	2-15-2045	1,930,000	1,909,204
Enterprise Products Operating LLC	5.95	2-1-2041	912,000	990,520
Enterprise Products Operating LLC	6.45	9-1-2040	560,000	638,706
Hess Corporpation	4.30	4-1-2027	2,115,000	1,999,297
Hess Corporporation	5.80	4-1-2047	2,275,000	2,190,295
Hollyfrontier Corporation	5.88	4-1-2026	4,955,000	4,966,099
Kinder Morgan Energy Partners Company	5.40	9-1-2044	2,177,000	2,073,945
Kinder Morgan Incorporated	5.55	6-1-2045	3,260,000	3,245,376
Marathon Oil Corporation «	3.85	6-1-2025	1,065,000	989,308
Marathon Oil Corporation	5.20	6-1-2045	1,655,000	1,454,000
Marathon Petroleum Corporation	5.00	9-15-2054	509,000	402,409
Marathon Petroleum Corporation	5.85	12-15-2045	1,315,000	1,229,524
Noble Energy Incorporated	6.00	3-1-2041	1,542,000	1,614,306
Occidental Petroleum Corporation	3.00	2-15-2027	2,995,000	2,881,145
Phillips 66 Partners LP	3.55	10-1-2026	2,130,000	2,028,088
Phillips 66 Partners LP	4.90	10-1-2046	2,130,000	1,984,104

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC 144A	5.00%	3-15-2027	$3,330,000	$3,288,375
TC Pipelines LP	4.65	6-15-2021	1,369,000	1,425,688
Transcontinental Gas Pipe Line Company LLC 144A	7.85	2-1-2026	5,345,000	6,619,355
Valero Energy Corporation	3.40	9-15-2026	5,440,000	5,138,727
Williams Partners LP	4.00	9-15-2025	1,981,000	1,908,432
Williams Partners LP	4.50	11-15-2023	3,235,000	3,284,204
Williams Partners LP	5.10	9-15-2045	610,000	551,906

				100,232,644

Financials: 5.42%

Banks: 1.85%
Bank of America Corporation	2.50	10-21-2022	10,585,000	10,272,118
Bank of America Corporation	3.25	10-21-2027	17,750,000	16,951,747
Bank of America Corporation	4.18	11-25-2027	6,360,000	6,340,678
Bank of America Corporation	4.45	3-3-2026	3,209,000	3,292,306
Bank of America Corporation	6.00	9-1-2017	6,200,000	6,403,937
Citigroup Incorporated	1.55	8-14-2017	8,786,000	8,788,030
Citigroup Incorporated	3.20	10-21-2026	5,765,000	5,500,029
Citigroup Incorporated	4.45	9-29-2027	11,402,000	11,530,626
JPMorgan Chase & Company	2.30	8-15-2021	10,020,000	9,829,871
JPMorgan Chase & Company	2.95	10-1-2026	8,865,000	8,441,953
JPMorgan Chase & Company	3.63	12-1-2027	9,615,000	9,353,972

				96,705,267

Capital Markets: 1.49%
Bank of New York Mellon Corporation	2.20	8-16-2023	5,170,000	4,909,303
Bank of New York Mellon Corporation	2.45	8-17-2026	4,855,000	4,523,957
Goldman Sachs Group Incorporated	2.35	11-15-2021	10,020,000	9,728,679
Goldman Sachs Group Incorporated	3.50	11-16-2026	7,450,000	7,279,984
Goldman Sachs Group Incorporated	4.75	10-21-2045	4,361,000	4,541,127
Goldman Sachs Group Incorporated	6.75	10-1-2037	4,556,000	5,595,711
Lazard Group LLC	3.75	2-13-2025	6,540,000	6,413,758
Morgan Stanley	2.50	4-21-2021	11,329,000	11,197,640
Morgan Stanley	2.63	11-17-2021	15,250,000	15,073,405
Morgan Stanley	3.13	7-27-2026	6,590,000	6,288,066
Morgan Stanley	3.95	4-23-2027	1,890,000	1,867,951

				77,419,581

Consumer Finance: 0.98%
Capital One Financial Corporation	3.75	7-28-2026	3,415,000	3,284,711
Capital One Financial Corporation	4.20	10-29-2025	4,855,000	4,855,194
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	3,465,000	3,628,163
ERAC USA Finance LLC 144A	3.30	12-1-2026	5,825,000	5,577,193
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,005,000	946,744
General Motors Financial Company	3.70	5-9-2023	7,710,000	7,575,137
General Motors Financial Company	4.20	3-1-2021	10,605,000	10,892,989
General Motors Financial Company	5.25	3-1-2026	2,905,000	3,033,355
Synchrony Financial	3.70	8-4-2026	6,080,000	5,832,021
Toyota Motor Credit Corporation	2.25	10-18-2023	5,765,000	5,545,204

				51,170,711

14	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.18%
General Electric Capital Corporation	5.88%	1-14-2038	$1,748,000	$2,179,635
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,161,214

				9,340,849

Insurance: 0.92%
American International Group Incorporated	3.90	4-1-2026	2,084,000	2,107,522
American International Group Incorporated	4.38	1-15-2055	770,000	690,639
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,746,768
Berkshire Hathaway Incorporated	3.13	3-15-2026	9,235,000	9,140,415
Chubb INA Holdings Incorporated	3.35	5-3-2026	4,906,000	4,929,941
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,735,000	3,885,147
Marsh & McLennan Companies	3.75	3-14-2026	4,522,000	4,620,204
MetLife Incorporated	4.60	5-13-2046	3,188,000	3,299,242
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	4,495,000	4,431,854
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	6,880,000	6,700,047
Progressive Corporation	2.45	1-15-2027	2,865,000	2,659,935
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,736,000	1,847,548

				48,059,262

Health Care: 1.37%

Biotechnology: 0.67%
AbbVie Incorporated	2.50	5-14-2020	7,869,000	7,847,250
AbbVie Incorporated	2.60	8-19-2026	4,480,000	4,145,519
AbbVie Incorporated	3.20	5-14-2026	3,575,000	3,396,093
AbbVie Incorporated	4.45	5-14-2046	4,415,000	4,126,193
Amgen Incorporated	4.40	5-1-2045	3,360,000	3,196,623
Biogen Incorporated	5.20	9-15-2045	2,665,000	2,851,896
Celgene Corporation	5.00	8-15-2045	6,409,000	6,589,221
Gilead Sciences Incorporated	4.15	3-1-2047	2,710,000	2,536,197

				34,688,992

Health Care Providers & Services: 0.15%
Express Scripts Holding Company	4.80	7-15-2046	2,968,000	2,841,842
UnitedHealth Group Incorporated	3.10	3-15-2026	4,855,000	4,805,819

				7,647,661

Life Sciences Tools & Services: 0.10%
Thermo Fisher Scientific Incorporated	2.95	9-19-2026	5,760,000	5,433,610

Pharmaceuticals: 0.45%
Abbott Laboratories	2.90	11-30-2021	5,725,000	5,689,597
Abbott Laboratories	3.75	11-30-2026	5,725,000	5,635,129
Abbott Laboratories	4.90	11-30-2046	950,000	956,399
Pfizer Incorporated	2.20	12-15-2021	7,645,000	7,587,785
Pfizer Incorporated	3.00	12-15-2026	3,845,000	3,781,012

				23,649,922

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 1.11%

Aerospace & Defense: 0.51%
L3 Communications Corporation %%	3.85%	12-15-2026	$2,175,000	$2,169,628
Lockheed Martin Corporation	2.50	11-23-2020	5,120,000	5,153,039
Lockheed Martin Corporation	4.70	5-15-2046	2,890,000	3,124,301
Northrop Grumman Corporation %%	3.20	2-1-2027	8,050,000	7,996,886
Northrop Grumman Corporation	3.25	8-1-2023	6,187,000	6,326,628
Northrop Grumman Corporation	3.85	4-15-2045	1,934,000	1,824,628

				26,595,110

Air Freight & Logistics: 0.10%
FedEx Corporation	4.55	4-1-2046	5,065,000	5,034,524

Construction & Engineering: 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,424,627

Machinery: 0.08%
Wabtec Corporation 144A	3.45	11-15-2026	4,590,000	4,410,650

Road & Rail: 0.37%
Penske Truck Leasing Company 144A	3.40	11-15-2026	8,365,000	8,044,403
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	4,181,000	4,222,308
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,582,000	3,616,040
Union Pacific Corporation	4.05	3-1-2046	3,735,000	3,700,993

				19,583,744

Information Technology: 2.28%

Communications Equipment: 0.64%
Cisco Systems Incorporated	1.40	9-20-2019	11,825,000	11,686,163
Cisco Systems Incorporated	1.85	9-20-2021	12,940,000	12,594,657
Cisco Systems Incorporated	2.20	9-20-2023	9,705,000	9,319,653

				33,600,473

IT Services: 0.31%
Fidelity National Information Services Incorporated	2.25	8-15-2021	3,250,000	3,166,306
Fidelity National Information Services Incorporated	4.50	8-15-2046	2,083,000	1,931,887
Fidelity National Information Services Incorporated	2.85	10-15-2018	5,917,000	6,019,879
Fidelity National Information Services Incorporated	3.63	10-15-2020	4,745,000	4,895,189

				16,013,261

Semiconductors & Semiconductor Equipment: 0.36%
Analog Devices Incorporated %%	2.50	12-5-2021	4,305,000	4,287,522
Analog Devices Incorporated %%	3.13	12-5-2023	6,490,000	6,466,571
Analog Devices Incorporated %%	3.50	12-5-2026	8,230,000	8,179,608

				18,933,701

Software: 0.69%
Microsoft Corporation	2.00	8-8-2023	5,175,000	4,925,627
Microsoft Corporation	3.45	8-8-2036	2,950,000	2,786,449

16	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
Microsoft Corporation	3.70%	8-8-2046	$6,310,000	$5,839,672
Microsoft Corporation	3.95	8-8-2056	1,910,000	1,769,856
Oracle Corporation	1.90	9-15-2021	5,865,000	5,725,448
Oracle Corporation	2.40	9-15-2023	12,725,000	12,292,859
Oracle Corporation	3.85	7-15-2036	2,440,000	2,374,445

				35,714,356

Technology Hardware, Storage & Peripherals: 0.28%
Apple Incorporated	3.85	8-4-2046	4,795,000	4,491,026
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	2,602,000	2,657,992
Hewlett Packard Enterprise Company 144A	6.60	10-15-2045	7,580,000	7,425,171

				14,574,189

Materials: 0.38%

Chemicals: 0.26%
CF Industries Incorporated 144A	3.40	12-1-2021	4,135,000	4,096,114
CF Industries Incorporated 144A	4.50	12-1-2026	5,170,000	5,069,014
Chevron Phillips Chemical Company 144A	3.40	12-1-2026	3,080,000	3,055,856
Mosaic Company	5.63	11-15-2043	1,422,000	1,334,885

				13,555,869

Containers & Packaging: 0.08%
International Paper Company	5.15	5-15-2046	4,392,000	4,416,591

Metals & Mining: 0.04%
Barrick Gold Finance Company LLC	4.40	5-30-2021	924,000	980,795
Barrick Gold Finance Company LLC	5.70	5-30-2041	930,000	978,078

				1,958,873

Real Estate: 0.58%

Equity REITs: 0.45%
DDR Corporation	3.38	5-15-2023	4,051,000	3,924,540
DDR Corporation	4.63	7-15-2022	6,736,000	7,127,934
Mid-America Apartments LP	3.75	6-15-2024	4,330,000	4,347,818
Mid-America Apartments LP	4.00	11-15-2025	1,910,000	1,932,761
Mid-America Apartments LP	4.30	10-15-2023	1,697,000	1,771,853
Tanger Properties LP	3.75	12-1-2024	2,458,000	2,460,040
Tanger Properties LP	3.88	12-1-2023	2,184,000	2,218,713

				23,783,659

Real Estate Management & Development: 0.13%
Simon Property Group LP	2.35	1-30-2022	2,865,000	2,827,403
Simon Property Group LP	3.25	11-30-2026	3,850,000	3,779,237

				6,606,640

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.38%

Diversified Telecommunication Services: 1.26%
AT&T Incorporated	3.00%	6-30-2022	$9,174,000	$8,996,217
AT&T Incorporated	3.40	5-15-2025	11,614,000	11,161,042
AT&T Incorporated	3.80	3-15-2022	3,895,000	3,974,092
AT&T Incorporated	3.95	1-15-2025	7,232,000	7,224,414
AT&T Incorporated	4.45	4-1-2024	12,069,000	12,530,844
AT&T Incorporated	4.75	5-15-2046	1,010,000	940,863
Verizon Communications Incorporated	4.13	8-15-2046	5,410,000	4,830,686
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,134,046
Verizon Communications Incorporated	4.40	11-1-2034	6,397,000	6,229,571
Verizon Communications Incorporated	4.86	8-21-2046	7,848,000	7,867,016

				65,888,791

Wireless Telecommunications Services: 0.12%
Sprint Spectrum LP 144A	3.36	3-20-2023	6,290,000	6,305,725

Utilities: 1.86%

Electric Utilities: 1.25%
American Electric Power Company	1.65	12-15-2017	4,828,000	4,831,626
Arizona Public Service Company	2.55	9-15-2026	2,800,000	2,644,085
Commonwealth Edison Company	3.70	3-1-2045	1,067,000	1,000,906
Consolidated Edison Company of New York Incorporated	3.85	6-15-2046	1,750,000	1,654,674
Duke Energy Carolinas LLC	2.50	3-15-2023	4,105,000	4,065,633
Duke Energy Carolinas LLC	3.88	3-15-2046	1,985,000	1,911,601
Duke Energy Corporation	1.80	9-1-2021	4,480,000	4,313,828
Duke Energy Corporation	2.65	9-1-2026	5,600,000	5,188,954
Duke Energy Corporation	3.75	9-1-2046	2,335,000	2,065,394
Duke Energy Florida LLC 1st Mortgage	3.40	10-1-2046	1,850,000	1,628,555
Duke Energy Ohio Incorporated	4.80	12-15-2045	875,000	912,279
Indiana Michigan Power Company	4.55	3-15-2046	1,980,000	2,030,809
PECO Energy Company	3.15	10-15-2025	4,190,000	4,200,948
PPL Electric Utilities Corporation	4.15	10-1-2045	3,348,000	3,327,226
Sierra Pacific Power Company	2.60	5-1-2026	4,445,000	4,237,432
Southern Company	2.45	10-1-2023	1,860,000	1,764,307
Southern Company	4.40	7-1-2046	3,999,000	3,892,311
Southwestern Electric Power Company	3.90	4-1-2045	2,797,000	2,574,859
Virginia Electric & Power Company	2.95	11-15-2026	2,855,000	2,778,555
Virginia Electric & Power Company	3.15	1-15-2026	3,000,000	2,979,045
Virginia Electric & Power Company	4.00	11-15-2046	2,855,000	2,806,916
Xcel Energy Incorporated %%	2.60	3-15-2022	4,335,000	4,324,045

				65,133,988

Gas Utilities: 0.09%
Southern California Gas Company 1st Mortgage	2.60	6-15-2026	4,950,000	4,755,915

Independent Power & Renewable Electricity Producers: 0.07%
Southern Power Company	4.95	12-15-2046	3,905,000	3,744,067

18	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.45%
CMS Energy Corporation	2.95%	2-15-2027	$2,150,000	$2,038,071
Dominion Resources Incorporated	1.60	8-15-2019	3,880,000	3,829,370
Dominion Resources Incorporated	2.00	8-15-2021	2,870,000	2,783,673
Dominion Resources Incorporated	2.85	8-15-2026	2,835,000	2,649,679
Dominion Resources Incorporated	2.96	7-1-2019	1,930,000	1,955,542
Dominion Resources Incorporated	4.70	12-1-2044	1,404,000	1,413,808
MidAmerican Energy Company	3.50	10-15-2024	2,827,000	2,935,048
MidAmerican Energy Company	4.25	5-1-2046	2,337,000	2,400,375
Pacific Gas & Electric Company	2.95	3-1-2026	3,520,000	3,447,298

				23,452,864

Total Corporate Bonds and Notes (Cost $990,186,671)				971,299,342

Government Agency Debt: 0.39%
Japan Bank for International Cooperation	1.50	7-21-2021	10,738,000	10,301,393
Japan Bank for International Cooperation	1.88	4-20-2021	6,453,000	6,301,903
Japan Bank for International Cooperation	2.00	11-4-2021	4,050,000	3,951,750

Total Government Agency Debt (Cost $21,113,777)				20,555,046

Municipal Obligations: 0.76%

California: 0.23%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,465,000	5,190,327
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,835,000	6,950,458

				12,140,785

Nevada: 0.12%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,520,000	6,354,442

New Jersey: 0.11%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	3,948,000	5,526,055

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,580,000	6,614,413

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	1,933,085

Texas: 0.13%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,960,000	6,929,864

Total Municipal Obligations (Cost $34,858,655)				39,498,644

Non-Agency Mortgage-Backed Securities: 5.49%
Ally Master Owner Trust Series 2014-1 Class A2	1.29	1-15-2019	4,103,000	4,103,466
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,704,086	1,683,833
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,782,153
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	4,009,000	4,344,340
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,577,874	2,580,153
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,813,000	3,831,786

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62%	2-10-2049	$4,207,000	$4,331,563
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	537,146	547,682
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	3,390,180	3,396,868
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,085,951
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,422,332
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	400,448
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	8,674,000	8,734,014
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	5,500,300	5,763,218
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	5,615,000	5,814,125
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,000,000	1,054,632
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,358,040
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,406,000	3,532,239
Commercial Mortgage Pass-Through Certificate Series 2015-C26 Class ASB	3.37	10-10-2048	5,989,000	6,172,106
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,064,191
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,127,502
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	791,226	790,191
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	265,358	265,148
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	1,734,000	1,736,667
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	1,594,000	1,664,361
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	896,774
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.20	11-15-2049	1,980,000	1,998,543
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	224,222	224,110
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	1,916,707	1,919,752
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	529,244
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	94,276	94,255
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,872,000	1,914,569
GS Mortgage Securities Trust Series 2015-GC34 Class AAB	3.28	10-10-2048	2,006,000	2,054,897
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,019,176
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,096,334
GS Mortgage Securities Trust Series 2016-GS4 Class A4 (a)	3.44	11-10-2049	2,763,000	2,845,885
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,807,051	9,842,343
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	7,966,000	8,401,776
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,220,061	2,256,145
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	1,466,000	1,553,848
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class ASB	3.41	1-15-2046	2,965,000	3,096,865
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,630,059	1,665,938
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,981,658
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,137,134
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	3,121,000	3,270,291
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C2 Class ASB	2.95	6-15-2049	3,939,000	3,945,258

20	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C4 Series A3	3.14%	12-15-2049	$2,170,000	$2,160,580
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	2,178,132	2,157,032
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	43,497	43,386
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,010,908	1,032,030
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,236,777	7,463,483
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,265,207	1,267,457
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	8,302,000	8,183,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	4,030,000	4,250,883
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	876,324
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,728,245
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	3,307,000	3,392,441
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	591,251	591,139
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	1,112,000	1,128,420
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,297,084	1,303,729
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB	3.29	1-15-2049	1,983,000	2,035,465
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,724,330
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	510,447	511,238
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	4,596,666	4,554,638
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,075,891
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	2,234,121	2,215,915
Navient Student Loan Trust Series 2014-1 Class A3 ±	1.09	6-25-2031	4,121,000	3,969,065
Navient Student Loan Trust Series 2016-7A Class A 144A±	1.67	3-25-2066	6,838,000	6,906,773
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	21,267	21,169
SLM Student Loan Trust Series 2004-10 Class A7A 144A±	1.63	10-25-2029	5,127,000	4,925,184
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	14,672,000	14,497,770
SMB Private Education Loan Trust Series 2016-C Class A2B 144A±	1.63	9-15-2034	10,351,000	10,351,000
Social Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	5,555,368	5,613,830
Social Professional Loan Program LLC Series 2016-D Class A2A 144A	1.53	4-25-2033	4,115,670	4,113,011
Social Professional Loan Program LLC Series 2016-D Class A2B 144A	2.34	4-25-2033	4,285,000	4,219,524
Social Professional Loan Program LLC Series 2016-E Class A1 144A±	1.38	7-25-2039	9,884,000	9,884,000
Social Professional Loan Program LLC Series 2016-E Class A2A 144A	1.63	1-25-2036	4,162,000	4,161,713
Social Professional Loan Program LLC Series 2016-E Class A2B 144A	2.49	1-25-2036	6,505,000	6,492,020
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.11	2-25-2028	34,440	33,479
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,409,413	2,418,566
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	2,937,000	2,944,232
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	13,972,000	13,948,459

Total Non-Agency Mortgage-Backed Securities (Cost $289,024,528)				286,527,418

U.S. Treasury Securities: 34.66%
U.S. Treasury Bond «	2.25	8-15-2046	73,660,000	62,038,441
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	43,983,794
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	34,089,298
U.S. Treasury Bond	2.88	11-15-2046	26,020,000	25,174,350
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,579,219
U.S. Treasury Note	0.75	7-31-2018	87,096,000	86,629,862
U.S. Treasury Note ##	0.75	9-30-2018	279,439,000	277,616,219

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note «	0.75%	10-31-2018	$10,948,000	$10,870,171
U.S. Treasury Note	0.88	7-15-2018	27,343,000	27,266,111
U.S. Treasury Note	0.88	9-15-2019	10,269,000	10,133,018
U.S. Treasury Note	1.00	11-30-2018	42,967,000	42,862,934
U.S. Treasury Note	1.00	10-15-2019	168,848,000	167,001,141
U.S. Treasury Note	1.00	11-15-2019	150,115,000	148,379,370
U.S. Treasury Note	1.13	6-15-2018	17,877,000	17,897,952
U.S. Treasury Note	1.13	6-30-2021	51,083,000	49,488,648
U.S. Treasury Note	1.13	7-31-2021	16,549,000	16,013,739
U.S. Treasury Note	1.13	9-30-2021	61,169,000	59,071,087
U.S. Treasury Note	1.25	12-15-2018	23,639,000	23,687,933
U.S. Treasury Note	1.25	10-31-2021	43,614,000	42,336,241
U.S. Treasury Note	1.38	2-29-2020	16,496,000	16,426,403
U.S. Treasury Note	1.38	1-31-2021	74,478,000	73,325,900
U.S. Treasury Note	1.38	4-30-2021	55,396,000	54,383,306
U.S. Treasury Note «	1.50	8-15-2026	172,381,000	158,933,903
U.S. Treasury Note	1.63	5-15-2026	6,515,000	6,089,492
U.S. Treasury Note	1.75	11-30-2021	44,442,000	44,235,434
U.S. Treasury Note	2.00	8-31-2021	33,853,000	34,032,827
U.S. Treasury Note	2.00	10-31-2021	47,323,000	47,530,038
U.S. Treasury Note	2.00	11-30-2023	7,807,000	7,768,574
U.S. Treasury Note	2.00	11-15-2026	28,004,000	27,046,823
U.S. Treasury Note ##	2.13	8-15-2021	149,754,000	151,427,052
U.S. Treasury Note	2.13	9-30-2021	15,782,000	15,948,453

Total U.S. Treasury Securities (Cost $1,852,142,157)				1,809,267,733

Yankee Corporate Bonds and Notes: 6.05%

Consumer Discretionary: 0.08%

Media: 0.08%
Grupo Televisa SAB	5.00	5-13-2045	1,985,000	1,666,723
Grupo Televisa SAB	6.13	1-31-2046	2,420,000	2,395,439

				4,062,162

Energy: 0.85%

Oil, Gas & Consumable Fuels: 0.85%
BP Capital Markets plc	3.22	11-28-2023	6,680,000	6,668,343
BP Capital Markets plc	3.72	11-28-2028	6,695,000	6,711,530
Canadian National Resources Limited	6.75	2-1-2039	1,715,000	1,907,975
Comision Federal De Electric 144A	4.75	2-23-2027	5,355,000	4,980,150
Enbridge Incorporated	4.25	12-1-2026	3,235,000	3,246,533
Enbridge Incorporated	5.50	12-1-2046	2,590,000	2,639,948
Petroleos Mexicanos Company	2.38	4-15-2025	3,084,650	3,105,342
Petroleos Mexicanos Company	2.46	12-15-2025	7,661,750	7,733,518
Petroleos Mexicanos Company	5.63	1-23-2046	3,786,000	2,942,858
Petroleos Mexicanos Company 144A	6.75	9-21-2047	4,030,000	3,535,922
Petroleos Mexicanos Company 144A	6.88	8-4-2026	1,075,000	1,108,863

				44,580,982

22	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 3.92%

Banks: 2.56%
BPCE SA %%	2.75%	12-2-2021	$7,710,000	$7,681,088
Cooperatieve Rabobank U.A. of Netherlands	3.75	7-21-2026	3,195,000	3,094,300
HSBC Holdings plc	2.65	1-5-2022	13,920,000	13,542,587
HSBC Holdings plc	4.38	11-23-2026	6,935,000	6,887,696
KFW	1.00	7-15-2019	28,907,000	28,466,226
KFW	4.00	1-27-2020	4,714,000	5,039,478
Mitsubishi UFJ Financial Group	2.76	9-13-2026	7,895,000	7,441,866
National Australia Bank 144A%%	2.40	12-7-2021	8,250,000	8,231,108
Perrigo Finance Unlimited Company	4.38	3-15-2026	3,595,000	3,585,585
Royal Bank of Canada	2.30	3-22-2021	188,000	187,861
Skandinaviska Enskilda	1.88	9-13-2021	7,530,000	7,285,900
Sumitomo Mitsui Financial Group	3.01	10-19-2026	8,650,000	8,254,513
Svenska Handelsbanken AB	1.88	9-7-2021	7,710,000	7,459,163
Toronto-Dominion Bank 144A	2.25	3-15-2021	13,365,000	13,329,088
UBS Group Funding Company 144A	2.65	2-1-2022	9,485,000	9,208,104
UBS Group Funding Company 144A	4.13	4-15-2026	4,075,000	4,106,887

				133,801,450

Capital Markets: 0.25%
Deutsche Bank AG 144A	4.25	10-14-2021	13,216,000	12,994,394

Diversified Financial Services: 0.98%
Air Liquide Finance Company 144A	1.38	9-27-2019	5,980,000	5,894,145
Air Liquide Finance Company 144A	1.75	9-27-2021	5,045,000	4,862,961
Air Liquide Finance Company 144A	2.25	9-27-2023	4,315,000	4,127,246
Air Liquide Finance Company 144A	2.50	9-27-2026	4,315,000	4,051,388
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,340,000	2,595,406
Credit Suisse Group Funding Limited	3.45	4-16-2021	3,598,000	3,596,093
Credit Suisse Group Funding Limited	3.80	6-9-2023	10,260,000	10,052,430
GE Capital International Funding Company	4.42	11-15-2035	5,682,000	5,903,371
Shell International Finance BV	2.88	5-10-2026	6,100,000	5,864,107
Shell International Finance BV	4.00	5-10-2046	4,615,000	4,270,555

				51,217,702

Insurance: 0.02%
AON plc	4.60	6-14-2044	940,000	924,177

Thrifts & Mortgage Finance: 0.11%
Stadshypotek AB 144A	1.88	10-2-2019	5,725,000	5,698,968

Health Care: 0.65%

Pharmaceuticals: 0.65%
Actavis Funding SCS	4.55	3-15-2035	2,835,000	2,777,725
Actavis Funding SCS	4.75	3-15-2045	5,015,000	4,961,490
Shire plc ADR	2.88	9-23-2023	4,900,000	4,656,833
Shire plc ADR	3.20	9-23-2026	11,010,000	10,315,996
Teva Pharmaceutical Finance BV	3.15	10-1-2026	11,950,000	11,052,244

				33,764,288

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Core Bond Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.18%

Chemicals: 0.18%
Equate Petrochemical BV 144A	3.00%	3-3-2022	$5,500,000	$5,190,625
Equate Petrochemical BV 144A	4.25	11-3-2026	4,235,000	3,996,781

				9,187,406

Materials: 0.13%

Metals & Mining: 0.13%
Barrick Gold Corporation	5.25	4-1-2042	2,025,000	2,028,220
Vale Overseas Limited «	5.88	6-10-2021	2,165,000	2,268,920
Vale Overseas Limited	6.25	8-10-2026	2,155,000	2,243,894

				6,541,034

Utilities: 0.24%

Electric Utilities: 0.24%
Electricite de France SA 144A	5.25	10-13-2055	2,190,000	2,190,878
Electricite de France SA 144A	6.00	1-22-2114	765,000	748,553
Fortis Incorporated 144A	2.10	10-4-2021	3,465,000	3,352,592
Fortis Incorporated 144A	3.06	10-4-2026	6,935,000	6,493,331

				12,785,354

Total Yankee Corporate Bonds and Notes (Cost $324,477,592)				315,557,917

Yankee Government Bonds: 1.49%
Abu Dhabi Government International 144A	2.13	5-3-2021	5,150,000	5,075,995
Province of Ontario	1.63	1-18-2019	6,045,000	6,045,181
Republic of Paraguay 144A	6.10	8-11-2044	2,990,000	2,967,575
Republic of Slovenia 144A	5.25	2-18-2024	11,945,000	13,239,766
Republic of Slovenia 144A	5.50	10-26-2022	5,453,000	6,068,147
Republic of Slovenia 144A	5.85	5-10-2023	4,852,000	5,518,597
Republic of South Africa	4.30	10-12-2028	4,960,000	4,594,200
State of Israel	4.50	1-30-2043	4,280,000	4,292,583
State of Qatar 144A	2.38	6-2-2021	7,145,000	7,045,327
State of Qatar 144A	3.25	6-2-2026	4,070,000	3,969,056
United Mexican States	4.00	10-2-2023	8,565,000	8,543,588
United Mexican States	4.35	1-15-2047	5,565,000	4,632,863
United Mexican States	5.75	10-12-2049	6,334,000	5,700,600

Total Yankee Government Bonds (Cost $80,078,070)				77,693,478

	Yield		Shares
Short-Term Investments: 7.06%

Investment Companies: 7.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		230,736,112	230,759,186
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		137,895,059	137,895,059

Total Short-Term Investments (Cost $368,654,047)				368,654,245

Total investments in securities (Cost $6,049,678,602) *	114.19%	5,960,061,309
Other assets and liabilities, net	(14.19)	(740,715,159)

Total net assets	100.00%	$5,219,346,150

24	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2016 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,074,405,459 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,025,520
Gross unrealized losses	(129,369,670)

Net unrealized losses	$(114,344,150)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2017

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	January 25, 2017

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	January 25, 2017